June  25,  2001


To  Shareholders  of  the  following  Series  of  the  Exeter  Fund:

Defensive  Series
Blended  Asset  Series  I
Blended  Asset  Series  II
Maximum  Horizon  Series
Tax  Managed  Series
PureMarkSM  Series

Dear  Shareholder:

Enclosed is a copy of the Semi-Annual Report for each of the above Series of the Exeter Fund in which you were invested as of April 30, 2001. The reports include information about the Series' performance as well as portfolio listings as of that date.

Please contact our Fund Services department at 1-800-466-3863 or your Client Consultant if you have any questions about the Semi-Annual Reports or about the Fund.

Sincerely,

/S/ Amy J. Williams

Amy  J.  Williams
Fund  Services  Manager

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
APRIL  30,  2001
TAX  MANAGED

Management  Discussion  and  Analysis  (unaudited)



DEAR  SHAREHOLDERS:

Over the last year, the Tax Managed Series earned a small positive return while its benchmark, the S&P 500, had a double-digit negative return.

After suffering through a very difficult 2000, many frustrated investors hoped that the new year would spark a turnaround, and send the markets back on a path reminiscent of the late 1990s. That was not the case. The markets continued their slide during the first quarter of 2001, crossing into the realm of a serious bear market. It's fair to say that this is the worst bear market since 1973/1974. Over the last six months, many stock indices, the Dow Jones Industrial Average, S&P 500 and EAFE to name a few, have continued to report negative returns. The NASDAQ has been in a league of its own; after experiencing the worst year since 1974 in 2000, the index maintained its free-fall and reported a return of -14.34% during the first four months of 2001 (and a -38.76% return since January of 2000). The markets managed a bit of a rally in April, which is encouraging, but leaves many to ponder whether the storm has passed, or if we're just getting a short reprieve before experiencing more heavy weather.

What happened to the markets last year and early this year wasn't necessarily a surprise. Large cap growth stocks were riding at unsustainable valuation levels, and sooner or later, the bubble had to burst. Over the past several years, in which a few sectors of the market did particularly well while others languished, many investors got caught up in the excitement of technology stocks and other momentum-driven sectors. Those investors paid a heavy price. On the other hand, we've always believed that disciplined investing, diversification, and fundamental analysis are keys to long-term investment success. By focusing on fundamental bottom-up analysis, we have been able to identify stocks that could grow based on underlying company characteristics, rather than relying on continued market speculation.

The Tax Managed Series has continued to provide solid returns, soundly outperforming its benchmark, while remaining focused on the added goal of minimizing taxable distributions. This is accomplished through strategic, tax-driven security sales. Also, with generally defensive positioning going into the downturn, including modest exposure to technology stocks and an emphasis on such sectors as consumer staples, energy and high quality utilities, we were able to defend well against the volatility of the markets. Likewise, the downturn in late 2000 and early 2001 has enabled us to increase exposure to high quality technology, communications services and other more economically sensitive stocks at attractive valuations.

It's impossible to predict exactly when the markets will resume a healthy course. However, after watching the free-fall over the last year, it's important to remain cautious. Many signs point to the fact that we could see additional declines, since many of the drastically overvalued stocks have yet to come down to reasonable levels. Given that this is a stock fund, we won't always be able to earn positive returns in a down market, but we are confident that our fundamental, time-tested approach will help reduce losses through the remainder of the storm, and allow us to pick investments with good recovery prospects in a beaten-down market.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,

EXETER  TRUST  MANAGEMENT

Management  Discussion  and  Analysis  (unaudited)



[graphic]
[pie  chart]

Portfolio  Composition  -  As  of  4/30/01

Chemicals  &  Allied  Products  -  18%
Crude  Petroleum  &  Natural  Gas  -  7%
Electronics  &  Electrical  Equipment  -  4%
Electric  &  Sanitary  Services  -  6%
Food  &  Kindred  Products  -  6%
Industrial  &  Commercial  Machinery  &  Computer  Equipment  -  6%
National  &  State  Commercial  Banks  -  6%
Paper  &  Allied  Products  -  5%
Technical  Instruments  &  Supplies  -  3%
Telecommunication  Services  -  9%
Transportation  -  4%
Cash, short-term investments and other assets, less liabilities - 8% Miscellaneous* - 18%

*Miscellaneous

Air  Transportation
Computer  Integrated  Systems  Design
Glass  Products
Health  Services
Non-Depository  Credit  Institutions
Primary  Metal  Industries
Restaurants
Retail
Rubber  &  Plastic  Footwear
Security  &  Commodity  Brokers  &  Dealers
Software

Performance  Update  as  of  April  30,  2001  (unaudited)



Exeter  Fund,  Inc.  -  Tax  Managed  Series





                                  Total Return
Through       Growth of $10,000                  Average
4/30/01       Investment          Cumulative     Annual
One Year                $10,051        0.51%       0.51%
Five Year               $20,677      106.77%      15.63%
Inception 1             $22,704      127.04%      16.07%




Standard  &  Poor's  500  Total  Return  Index





                                 Total Return
Through       Growth of $10,000                 Average
4/30/01       Investment         Cumulative     Annual
One Year                 $8,703      -12.97%    -12.97%
Five Year               $20,607      106.07%     15.55%
Inception 1             $23,442      134.42%     16.75%



The value of a $10,000 investment in the Exeter Fund, Inc. - Tax Managed Series from its inception (11/1/95) to present (4/30/01) as compared to the Standard & Poor's (S&P) 500 Total Return Index.2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:





             Exeter Fund, Inc.    Standard & Poor's 500
Date         Tax Managed Series   Total Return Index
11/01/1995   $           10,000   $              10,000
10/31/1996               11,630                  12,408
10/31/1997               15,200                  16,392
10/31/1998               14,855                  19,996
10/31/1999               18,129                  25,127
10/31/2000               23,863                  26,656
04/30/2001               22,704                  23,442



1 The Series and Index performance are calculated from November 1, 1995, the Series' inception date. The Series' performance is historical and may not be indicative of future results.

2 The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter Market. The Index returns assume reinvestment of income and, unlike Series returns,  do  not  reflect  any  fees  or  expenses.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                                              SHARES   VALUE (NOTE 2)
                                                              -------  ---------------
COMMON STOCK - 92.32%
AIR TRANSPORTATION - 0.65%
FedEx Corp.* . . . . . . . . . . . . . . . . . . . . . . . .      400  $        16,828
                                                                       ---------------

CHEMICAL & ALLIED PRODUCTS - 17.53%
PHARMACEUTICAL PREPARATIONS - 9.67%
American Home Products Corp. . . . . . . . . . . . . . . . .      650           37,537
Bristol-Myers Squibb Co. . . . . . . . . . . . . . . . . . .      350           19,600
Johnson & Johnson. . . . . . . . . . . . . . . . . . . . . .      200           19,296
Pfizer, Inc. . . . . . . . . . . . . . . . . . . . . . . . .      887           38,407
Pharmacia Corp.. . . . . . . . . . . . . . . . . . . . . . .      646           33,760
Schering-Plough Corp.. . . . . . . . . . . . . . . . . . . .      900           34,686
Teva Pharmaceutical Industries Ltd. - ADR (Israel) (Note 7).    1,200           65,340
                                                                       ---------------
                                                                               248,626
                                                                       ---------------
MISCELLANEOUS - 7.86%
Dow Chemical Co. . . . . . . . . . . . . . . . . . . . . . .      400           13,380
Gillette Co. . . . . . . . . . . . . . . . . . . . . . . . .    1,425           40,413
PPG Industries, Inc. . . . . . . . . . . . . . . . . . . . .      275           14,616
Procter & Gamble Co. . . . . . . . . . . . . . . . . . . . .      625           37,531
Sherwin-Williams Co. . . . . . . . . . . . . . . . . . . . .    1,675           35,142
Sigma-Aldrich Corp.. . . . . . . . . . . . . . . . . . . . .    1,325           61,003
                                                                       ---------------
                                                                               202,085
                                                                       ---------------
                                                                               450,711
                                                                       ---------------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.85%
Parametric Technology Corp.* . . . . . . . . . . . . . . . .    1,925           21,945
                                                                       ---------------

CRUDE PETROLEUM & NATURAL GAS - 7.05%
Gulf Canada Resources Ltd.* (Canada) (Note 7). . . . . . . .   11,000           62,700
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)    3,100           75,330
Schlumberger Ltd.. . . . . . . . . . . . . . . . . . . . . .      650           43,095
                                                                       ---------------
                                                                               181,125
                                                                       ---------------

ELECTRONICS & ELECTRICAL EQUIPMENT - 4.38%
Koninklijke Royal Philips Electronics NV-
ADR (Netherlands) (Note 7) . . . . . . . . . . . . . . . . .      892           27,474
Texas Instruments, Inc.. . . . . . . . . . . . . . . . . . .    2,200           85,140
                                                                       ---------------
                                                                               112,614
                                                                       ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                              SHARES   VALUE (NOTE 2)
                                              -------  ---------------
ELECTRIC, GAS AND SANITARY SERVICES - 5.57%
Allegheny Energy, Inc. . . . . . . . . . . .      525  $        26,859
Ameren Corp. . . . . . . . . . . . . . . . .      550           23,083
Cinergy Corp.. . . . . . . . . . . . . . . .      725           25,143
FirstEnergy Corp.. . . . . . . . . . . . . .      800           24,240
Waste Management, Inc. . . . . . . . . . . .    1,800           43,938
                                                       ---------------
                                                               143,263
                                                       ---------------

FOOD & KINDRED PRODUCTS - 6.42%
Diageo plc - ADR (United Kingdom) (Note 7) .    1,150           48,185
Flowers Foods, Inc.* . . . . . . . . . . . .      200            5,450
H.J. Heinz Co. . . . . . . . . . . . . . . .    1,000           39,150
PepsiCo, Inc.. . . . . . . . . . . . . . . .      300           13,143
Unilever plc - ADR (United Kingdom) (Note 7)    1,950           59,222
                                                       ---------------
                                                               165,150
                                                       ---------------

GLASS PRODUCTS - 1.15%
Corning, Inc.. . . . . . . . . . . . . . . .    1,350           29,659
                                                       ---------------

HEALTH SERVICES - 2.77%
Caremark Rx, Inc.* . . . . . . . . . . . . .    4,500           71,325
                                                       ---------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT - 6.42%
Baker Hughes, Inc. . . . . . . . . . . . . .      275           10,805
Compaq Computer Corp.. . . . . . . . . . . .    1,600           28,000
Diebold, Inc.. . . . . . . . . . . . . . . .      800           26,072
Lexmark International, Inc.* . . . . . . . .      650           39,929
Minnesota Mining & Manufacturing Co. (3M). .      350           41,654
Parker-Hannifin Corp.. . . . . . . . . . . .      400           18,648
                                                       ---------------
                                                               165,108
                                                       ---------------

NATIONAL AND STATE COMMERCIAL BANKS - 5.67%
Bank of New York Company, Inc. . . . . . . .      750           37,650
FleetBoston Financial Corp.. . . . . . . . .      225            8,633
J.P. Morgan Chase & Co.. . . . . . . . . . .      625           29,987
Mellon Financial Corp. . . . . . . . . . . .      650           26,604
M & T Bank Corp. . . . . . . . . . . . . . .      200           14,310
State Street Corp. . . . . . . . . . . . . .      275           28,540
                                                       ---------------
                                                               145,724
                                                       ---------------


NON-DEPOSITORY CREDIT INSTITUTIONS - 1.81%
American Express Co. . . . . . . . . . . . .      675           28,647
MBNA Corp. . . . . . . . . . . . . . . . . .      500           17,825
                                                       ---------------
                                                                46,472
                                                       ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                                 SHARES   VALUE (NOTE 2)
                                                 -------  ---------------
PAPER & ALLIED PRODUCTS - 4.80%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7) .    1,900  $        26,980
Georgia-Pacific Group . . . . . . . . . . . . .      237            7,705
International Paper Co. . . . . . . . . . . . .      900           35,262
Kimberly-Clark Corp.. . . . . . . . . . . . . .      900           53,460
                                                          ---------------
                                                                  123,407
                                                          ---------------

PRIMARY METAL INDUSTRIES - 2.34%
Phelps Dodge Corp . . . . . . . . . . . . . . .      450           20,133
Texas Industries, Inc.. . . . . . . . . . . . .    1,300           39,910
                                                          ---------------
                                                                   60,043
                                                          ---------------

RESTAURANTS - 1.07%
McDonald's Corp.. . . . . . . . . . . . . . . .    1,000           27,500
                                                          ---------------

RETAIL - 2.73%
Home Depot, Inc.. . . . . . . . . . . . . . . .      750           35,325
Wal-Mart Stores, Inc. . . . . . . . . . . . . .      675           34,925
                                                          ---------------
                                                                   70,250
                                                          ---------------

RUBBER & PLASTIC FOOTWEAR -  1.14%
NIKE, Inc. - Class B. . . . . . . . . . . . . .      700           29,267
                                                          ---------------

SECURITY & COMMODITY BROKERS & DEALERS - 2.73%
Morgan Stanley Dean Witter & Co.. . . . . . . .      425           26,686
Charles Schwab Corp.. . . . . . . . . . . . . .    1,525           30,195
Stilwell Financial, Inc.. . . . . . . . . . . .      450           13,262
                                                          ---------------
                                                                   70,143
                                                          ---------------

SOFTWARE - 0.88%
Oracle Corp.* . . . . . . . . . . . . . . . . .    1,400           22,624
                                                          ---------------

TECHNICAL INSTRUMENTS & SUPPLIES - 3.00%
Becton, Dickinson & Co. . . . . . . . . . . . .      700           22,645
Millipore Corp. . . . . . . . . . . . . . . . .      950           54,482
                                                          ---------------
                                                                   77,127
                                                          ---------------

TELECOMMUNICATION SERVICES -  8.81%
BellSouth Corp. . . . . . . . . . . . . . . . .    1,200           50,352
SBC Communications, Inc.. . . . . . . . . . . .    1,025           42,281
Sprint Corp.. . . . . . . . . . . . . . . . . .    2,250           48,105
Telecomunicacoes Brasileiras S.A. (Telebras) -
ADR (Brazil) (Note 7) . . . . . . . . . . . . .      600           30,744
Verizon Communications, Inc.. . . . . . . . . .    1,000           55,070
                                                          ---------------
                                                                  226,552
                                                          ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                                   SHARES     VALUE (NOTE 2)
                                                 -----------  ---------------
TRANSPORTATION - 4.55%
Boeing Co.. . . . . . . . . . . . . . . . . . .         550   $        33,990
Canadian National Railway Co. (Canada) (Note 7)       1,100            43,549
B.F. Goodrich Co. . . . . . . . . . . . . . . .       1,000            39,400
                                                              ---------------
                                                                      116,939
                                                              ---------------

TOTAL COMMON STOCK
(Identified Cost  $1,919,451) . . . . . . . . .                     2,373,776
                                                              ---------------

SHORT-TERM INVESTMENTS - 7.90%
Dreyfus Treasury Cash Management Fund
(Identified Cost  $203,202) . . . . . . . . . .     203,202           203,202
                                                              ---------------

TOTAL INVESTMENTS - 100.22%
(Identified Cost  $2,122,653) . . . . . . . . .                     2,576,978

LIABILITIES, LESS OTHER ASSETS - (0.22%). . . .                       (5,701)
                                                              ---------------

NET ASSETS - 100% . . . . . . . . . . . . . . .                    $2,571,277
                                                              ===============



*Non-income  producing  security
ADR  -  American  Depository  Receipt

FEDERAL  TAX  INFORMATION:

At April 30, 2001, the net unrealized appreciation based on identified cost for federal income tax purposes of $2,122,653 was as follows:





Unrealized appreciation . . .   $492,872
Unrealized depreciation . . .   (38,547)
                               ---------

UNREALIZED APPRECIATION - NET   $454,325
                               =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)







APRIL 30, 2001


ASSETS:
Investments, at value (identified cost $2,122,653)(Note 2)  $2,576,978
Dividends receivable . . . . . . . . . . . . . . . . . . .       7,275
Receivable from investment advisor (Note 3). . . . . . . .      10,946
                                                            -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . .   2,595,199
                                                            -----------


LIABILITIES:

Accrued directors' fees (Note 3) . . . . . . . . . . . . .       2,609
Accrued fund accounting fees (Note 3). . . . . . . . . . .       3,901
Transfer agent fees payable (Note 3) . . . . . . . . . . .       3,186
Audit fee payable. . . . . . . . . . . . . . . . . . . . .       6,436
Due to custodian . . . . . . . . . . . . . . . . . . . . .          54
Other payables and accrued expenses. . . . . . . . . . . .       7,736
                                                            -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . .      23,922
                                                            -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $2,571,277
                                                            ===========


NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . .  $    1,188
Additional paid-in-capital . . . . . . . . . . . . . . . .   2,122,374
Undistributed net investment income. . . . . . . . . . . .      10,237
Accumulated net realized loss on investments . . . . . . .     (16,847)
Net unrealized appreciation on investments . . . . . . . .     454,325
                                                            -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $2,571,277
                                                            ===========

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE - CLASS A
($2,571,277/118,758 shares). . . . . . . . . . . . . . . .  $    21.65
                                                            ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  (unaudited)







FOR THE SIX MONTHS ENDED APRIL 30, 2001


INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $300) . . . .  $  24,309
                                                       ----------

Total Investment Income . . . . . . . . . . . . . . .     24,309
                                                       ----------

EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .     11,087
Fund accounting fees (Note 3) . . . . . . . . . . . .     25,072
Directors' fees (Note 3). . . . . . . . . . . . . . .      3,373
Transfer agent fees (Note 3). . . . . . . . . . . . .      3,186
Audit fee . . . . . . . . . . . . . . . . . . . . . .      2,372
Custodian fee . . . . . . . . . . . . . . . . . . . .      1,918
Miscellaneous . . . . . . . . . . . . . . . . . . . .      4,176
                                                       ----------

Total Expenses. . . . . . . . . . . . . . . . . . . .     51,184

Less Reduction of Expenses (Note 3) . . . . . . . . .    (37,881)
                                                       ----------

Net Expenses. . . . . . . . . . . . . . . . . . . . .     13,303
                                                       ----------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . .     11,006
                                                       ----------

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS:

Net realized loss on investments. . . . . . . . . . .     (5,374)
Net change in unrealized depreciation on investments.   (129,034)
                                                       ----------

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS. . . . . . . . . . . . . . . . . . . .   (134,408)
                                                       ----------

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS . . . . . . . . . . . . . . . . . . .  $(123,402)
                                                       ==========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets






                                                          FOR THE
                                                         SIX MONTHS     FOR THE
                                                           ENDED         YEAR
                                                          4/30/01        ENDED
                                                         (UNAUDITED)   10/31/00
                                                         -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $    11,006   $    5,653
Net realized loss on investments . . . . . . . . . . .       (5,374)      (2,450)
Net change in unrealized appreciation (depreciation)
on investments . . . . . . . . . . . . . . . . . . . .     (129,034)     366,275
                                                        ------------  -----------

Net increase (decrease) from operations. . . . . . . .     (123,402)     369,478
                                                        ------------  -----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . . . . . .       (6,429)      (5,251)
                                                        ------------  -----------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5).      751,108      516,827
                                                        ------------  -----------

Net increase in net assets . . . . . . . . . . . . . .      621,277      881,054
                                                        ------------  -----------

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .    1,950,000    1,068,946
                                                        ------------  -----------

END OF PERIOD (including undistributed net investment
income of $10,237 and $5,660, respectively). . . . . .  $ 2,571,277   $1,950,000
                                                        ============  ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights







                                                        FOR THE
                                                      SIX MONTHS
                                                         ENDED
                                                        4/30/01                 FOR THE YEARS ENDED
                                                      (UNAUDITED)  10/31/00  10/31/99  10/31/98  10/31/97  10/31/96
                                                      -----------  --------  --------  --------  --------  --------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . . .  $     22.83   $ 17.42   $ 14.46   $ 15.20   $ 11.63   $ 10.00
                                                      ------------  -------  --------   -------   -------  ---------

Income from investment operations:
Net investment income (loss)*. . . . . . . . . . . .         0.09      0.07      0.08      0.10     (0.01)    (0.02)
Net realized and unrealized gain (loss)
on investments . . . . . . . . . . . . . . . . . . .        (1.20)     5.43      3.07     (0.44)     3.58      1.65
                                                      ------------  -------  --------   --------  -------  ---------

Total from investment operations . . . . . . . . . .        (1.11)     5.50      3.15     (0.34)     3.57      1.63
                                                      ------------  -------  --------   --------  -------  ---------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . . .        (0.07)    (0.09)    (0.13)       --        --        --
From net realized gain on investments. . . . . . . .           --        --     (0.06)    (0.40)       --        --
                                                      ------------  -------  ---------  --------  -------  --------

Total distributions to shareholders. . . . . . . . .        (0.07)    (0.09)    (0.19)    (0.40)       --        --
                                                      ------------  -------- ---------  --------  -------  --------
NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $     21.65   $ 22.83   $ 17.42   $ 14.46   $ 15.20   $ 11.63
                                                      ============  ======== =========  ========  ======== ========

Total return 1 . . . . . . . . . . . . . . . . . . .       (4.86%)    31.63%    22.04%    (2.27%)   30.70%    16.30%

Ratios (to average net assets) / Supplemental Data:
Expenses*. . . . . . . . . . . . . . . . . . . . . .        1.20%2     1.20%     1.20%     1.20%     1.20%     1.20%
Net investment income (loss)*. . . . . . . . . . . .        0.99%2     0.36%     0.49%     0.73%    (0.09%)   (0.21%)

Portfolio turnover . . . . . . . . . . . . . . . . .         12%        67%       85%       65%      103%       78%

NET ASSETS - END OF PERIOD (000's omitted) . . . . .  $     2,571   $ 1,950   $ 1,069   $  772   $   524    $   224
                                                      ============  ========  ========  ======== ========== =========



* The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1996 expenses been limited to that allowed by state securities law, the net investment loss per share and the ratios would have been as follows:






Net investment income (loss) . .    ($0.22)  ($0.54)  ($0.54)  ($0.43)  ($0.62)  ($0.14)

Ratios (to average net assets):
Expenses . . . . . . . . . . . .    4.62%2     4.54%    3.87%    5.17%    8.08%    2.50%
Net investment income (loss) . .  (2.43%)2   (2.98%)  (2.18%)  (3.24%)  (6.97%)  (1.51%)



1 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  the  Financial  Statements  (unaudited)



1.     ORGANIZATION
Tax Managed Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to maximize long-term growth while attempting to minimize the impact of taxes on the Series' total return.

The Series is authorized to issue five classes of shares (Class A, B, C, D, and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2001, 892.5 million shares have been designated in total among 17 series, of which 37.5 million have been designated as Tax Managed Series Class A Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the Series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes  to  the  Financial  Statements  (unaudited)



2.     SIGNIFICANT  ACCOUNTING  POLICIES  (continued)

FEDERAL  INCOME  TAXES  (continued)
At April 30, 2001, the Series, for federal income tax purposes, had a capital loss carryforward of $11,473 that will expire on or before October 31, 2008.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income  are made annually.
Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in timing of recognition of investment income or gains and losses. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

OTHER
The preparation of the financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc., dba Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 1.0% of the Series' average daily net assets.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all of the series of the Fund. In addition, these Directors also receive a per meeting fee for each series of the Fund.

The Advisor has contractually agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.2% of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and assumed expenses amounting to $26,794 for the six months ended April 30, 2001, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Notes  to  the  Financial  Statements  (unaudited)



3.     TRANSACTIONS  WITH  AFFILIATES  (continued)

The Advisor acts as the Fund's accounting services agent. For these services, the Fund pays the Advisor a fee of 0.04% of each Series' daily net assets calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series plus out-of-pocket expenses. In addition, the Fund will pay the Advisor an additional annual fee of $10,000 for each additional class of a Series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS will serve as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $25,000 per Class plus an additional $37.50 per account, effective March 2001. Prior to that, the Series paid a fee, calculated as a percentage of the average daily net assets at an annual rate of 0.024%. The Advisor has entered into an agreement with BISYS Fund Services, Inc. under which BISYS will service as sub-transfer agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES
For the six months ended April 30, 2001, purchases and sales of securities, other than United States Government securities and short-term securities, were $905,772 and $249,443, respectively. There were no purchases or sales of United States Government securities.

5.     CAPITAL  STOCK  TRANSACTIONS
Transactions  in  shares  of  Tax Managed Series Class A Common Stock were:


                     For  the  Six  Months      For  the  Year
                        Ended 4/30/01           Ended 10/31/00
                       -------------------    -------------------
                       Shares      Amount     Shares       Amount
                       ------     --------    ------     --------
Sold                   33,067     $744,711    24,831     $533,370
Reinvested                287        6,429       269        5,251
Repurchased                (2)         (32)   (1,041)    (21,794)
                       -------     --------   -------    --------
Net change             33,352     $751,108    24,059     $516,827
                       =======    ========    ======     ========

The Advisor owned 23,082 shares on April 30, 2001 and 23,007 shares on October 31, 2000.

6.          FINANCIAL  INSTRUMENTS
The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2001.

7.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
APRIL  30,  2001
PUREMARKSM  SERIES

Management  Discussion  and  Analysis  (unaudited)



DEAR  SHAREHOLDERS:

The PureMarkSM Series is a passively managed portfolio of domestic common stocks which targets the risk and sector characteristics of the Russell 3000 Index while screening out firms involved in significant business activities pertaining to tobacco, alcohol, pornography, gambling or abortion.

The economy continued to cool since our last correspondence, and we have witnessed a broad-based decline in equity markets. The technology sector experienced the most severe adjustments, but virtually all sectors lost some ground. In general, value stocks continued to outperform growth stocks. The Russell 3000 Index returned -12.41% for the six months ended April 30, 2001, comparable to the S&P 500 Index return of -12.06% but far ahead of the tech-laden NASDAQ return of -37.11% over the same period. The PureMarkSM Series' holdings are based on the universe of the Russell 3000 Index. Therefore, factors affecting Index performance should also affect Series performance. The PureMarkSM Series has, in fact, continued to closely track the performance of the Russell 3000 Index over the past six months.

While the bear market has dominated attention over the past year, it is important for shareholders of the PureMarkSM Series to focus on the two long-term objectives of this Series. One is to gain broadly-diversified participation in the stock market, in recognition of the long-range growth characteristics of stocks. The other is to refrain from investments in certain businesses for ethical reasons. No one can control short-term market fluctuations, but with the PureMarkSM Series, you have taken control of your ethical investment choices.

On July 1, 2001, Russell will perform its annual reconstitution of the Russell 3000 Index, realigning the index to accurately represent the 3,000 largest companies in the U.S. stock market. At that time we will re-balance the PureMarkSM Series in accordance with our objective of maintaining risk and sector characteristics similar to those of the index. In the interim, we continue to screen our pool of acceptable holdings and closely monitor the characteristics of the Russell 3000 Index, and we will perform additional re-balances as necessary.

We appreciate the opportunity to serve your socially responsible investment needs.

Sincerely,

EXETER  ASSET  MANAGEMENT

Performance  Update  as  of  April  30,  2001  (unaudited)



Exeter  Fund,  Inc.  -  PureMarkSM  Series  Class  A





                                 Total Return
Through       Growth of $10,000                 Average
4/30/01       Investment         Cumulative     Annual
One Year                $8,667        -13.33%   -13.33%
Inception 1             $9,144         -8.56%    -7.27%




Russell  3000R  Index





                                  Total Return
Through       Growth of $10,000                 Average
4/30/01       Investment          Cumulative    Annual
One Year                $ 8,704      -12.96%    -12.96%
Inception 1             $ 9,295       -7.05%     -5.97%



The value of a $10,000 investment in the Exeter Fund, Inc. - PureMarkSM Series Class A from its inception (2/22/00) to present (4/30/01) as compared to the Russell 3000R Index for the same time period.2

[graphic]
[line  chart]

Data  for  the  line  chart  to  follow:





             Exeter Fund, Inc.           Russell 3000 R
Date         PureMarkSM Series Class A   Index
02/22/2000   $                  10,000   $       10,000
04/30/2000                      10,550           10,679
07/31/2000                      10,200           10,497
10/31/2000                      10,240           10,612
01/31/2001                       9,898           10,131
04/30/2001                       9,144            9,295



1 Class A and Index performance are calculated from February 22, 2000, the Class's inception date. The Class's performance is historical and may not be indicative of future results.

2 The Russell 3000R Index is an unmanaged index that consists of the 3,000 largest U.S companies, based on market capitalization. Members of the Index represent only U.S. common stocks that are invested in the U.S. equity markets. The Index returns are based on a market capitalization weighted average of relative price changes of the component stocks plus dividends whose reinvestments are compounded daily. Unlike the Class returns, the Index returns do not reflect any fees or expenses.

Performance  Update  as  of  April  30,  2001  (unaudited)



Exeter  Fund,  Inc.  -  PureMarkSM  Series  Class  C





                                  Total Return
Through       Growth of $10,000                 Average
4/30/01       Investment          Cumulative    Annual
Inception 1             $ 8,637      -13.63%       N/A




Russell  3000R  Index





                                   Total Return
Through        Growth of $10,000                Average
4/30/01        Investment          Cumulative    Annual
Inception 1              $ 8,571      -14.29%       N/A



The value of a $10,000 investment in the Exeter Fund, Inc. - PureMarkSM Series Class C from its inception (8/7/00) to present (4/30/01) as compared to the Russell 3000R Index for the same time period.2

[graphic]
[line  chart]

Data  for  the  line  chart  to  follow:





             Exeter Fund, Inc.           Russell 3000 R
Date         PureMarkSM Series Class C   Index
08/07/2000   $                  10,000   $       10,000
08/31/2000                      10,280           10,397
09/30/2000                       9,810            9,926
10/31/2000                       9,710            9,785
11/30/2000                       8,990            8,883
12/31/2000                       9,179            9,032
01/31/2001                       9,369            9,341
02/28/2001                       8,607            8,487
03/31/2001                       8,045            7,934
04/30/2001                       8,637            8,571



1 Class C and Index performance are calculated from August 7, 2000, the Class's inception date. The Class's performance is historical and may not be indicative of future results.

2 The Russell 3000R Index is an unmanaged index that consists of the 3,000 largest U.S companies, based on market capitalization. Members of the Index represent only U.S. common stocks that are invested in the U.S. equity markets. The Index returns are based on a market capitalization weighted average of relative price changes of the component stocks plus dividends whose reinvestments are compounded daily. Unlike the Class returns, the Index returns do not reflect any fees or expenses.

Performance  Update  as  of  April  30,  2001  (unaudited)



Exeter  Fund,  Inc.  -  PureMarkSM  Series  Class  E





                                  Total Return
Through       Growth of $10,000                  Average
4/30/01       Investment          Cumulative     Annual
One Year                $ 8,647      -13.53%     -13.53%
Inception 1             $ 8,948      -10.52%      -7.27%




Russell  3000R  Index





                                 Total Return
Through      Growth of $10,000                 Average
4/30/01      Investment          Cumulative    Annual
One Year               $ 8,704      -12.96%    -12.96%
Inception 1            $ 9,525       -4.75%     -3.25%



The value of a $10,000 investment in the Exeter Fund, Inc. - PureMarkSM Series Class E from its inception (11/10/99) to present (4/30/01) as compared to the Russell 3000R Index for the same time period.2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:





             Exeter Fund, Inc.           Russell 3000 R
Date         PureMarkSM Series Class E   Index
11/10/1999   $                  10,000   $       10,000
01/31/2000                       9,967           10,422
04/30/2000                      10,347           10,943
07/31/2000                       9,997           10,757
10/31/2000                      10,037           10,875
01/31/2001                       9,702           10,382
04/30/2001                       8,948            9,525



1 Class E and Index performance are calculated from November 10, 1999, the Class's inception date. The Class's performance is historical and may not be indicative of future results.

2 The Russell 3000R Index is an unmanaged index that consists of the 3,000 largest U.S companies, based on market capitalization. Members of the Index represent only U.S. common stocks that are invested in the U.S. equity markets. The Index returns are based on a market capitalization weighted average of relative price changes of the component stocks plus dividends whose reinvestments are compounded daily. Unlike the Class returns, the Index returns do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                                         SHARES  VALUE (NOTE 2)
                                                         ------  ---------------
COMMON STOCK - 98.00%
AMUSEMENT & RECREATION SERVICES - 0.23%
Gaylord Entertainment Co.*. . . . . . . . . . . . . . .     154  $         4,464
Westwood One, Inc.* . . . . . . . . . . . . . . . . . .     434           11,393
                                                                 ---------------
                                                                          15,857
                                                                 ---------------

AUTOMOTIVE REPAIR SERVICES & PARKING - 0.35%
Bandag, Inc.. . . . . . . . . . . . . . . . . . . . . .     103            3,087
Ryder System, Inc.. . . . . . . . . . . . . . . . . . .   1,052           20,840
                                                                 ---------------
                                                                          23,927
                                                                 ---------------

BUSINESS SERVICES - 7.51%
ADVERTISING AGENCIES - 0.21%
The Interpublic Group of Companies, Inc.. . . . . . . .     168            5,704
Omnicom Group, Inc. . . . . . . . . . . . . . . . . . .      98            8,609
                                                                 ---------------
                                                                          14,313
                                                                 ---------------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.59%
Cadence Design Systems, Inc.* . . . . . . . . . . . . .     137            2,836
Computer Sciences Corp.*. . . . . . . . . . . . . . . .      80            2,850
Gerber Scientific, Inc. . . . . . . . . . . . . . . . .     132              917
Sun Microsystems, Inc.* . . . . . . . . . . . . . . . .   1,956           33,487
                                                                 ---------------
                                                                          40,090
                                                                 ---------------

COMPUTER PROGRAMMING SERVICES - 0.47%
CACI International, Inc.* . . . . . . . . . . . . . . .      71            2,376
Com21, Inc.*. . . . . . . . . . . . . . . . . . . . . .     599            1,228
Electronic Data Systems Corp. . . . . . . . . . . . . .     179           11,545
Entrust Technologies, Inc.* . . . . . . . . . . . . . .     438            2,755
Mercury Interactive Corp.*. . . . . . . . . . . . . . .      53            3,506
New Era of Networks, Inc.*. . . . . . . . . . . . . . .     678            4,136
VeriSign, Inc.* . . . . . . . . . . . . . . . . . . . .     125            6,410
                                                                 ---------------
                                                                          31,956
                                                                 ---------------

COMPUTER PROCESSING & DATA PREPARATION SERVICES - 1.10%
Arbitron, Inc.* . . . . . . . . . . . . . . . . . . . .     108            2,255
Automatic Data Processing, Inc. . . . . . . . . . . . .     324           17,577
Ceridian Corp.* . . . . . . . . . . . . . . . . . . . .     541            9,738
Deluxe Corp.. . . . . . . . . . . . . . . . . . . . . .     612           15,906
First Data Corp.. . . . . . . . . . . . . . . . . . . .     199           13,421
IMS Health, Inc.. . . . . . . . . . . . . . . . . . . .     152            4,172
NCR Corp.*. . . . . . . . . . . . . . . . . . . . . . .     242           11,376
                                                                 ---------------
                                                                          74,445
                                                                 ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                          SHARES   VALUE (NOTE 2)
                                          -------  ---------------
BUSINESS SERVICES (continued)
PREPACKAGED SOFTWARE - 4.50%
Adobe Systems, Inc.. . . . . . . . . . .      139  $         6,244
BEA Systems, Inc.* . . . . . . . . . . .      249           10,172
BMC Software, Inc.*. . . . . . . . . . .      112            2,709
Brocade Communications Systems, Inc.*. .      169            6,420
Computer Associates International, Inc..      236            7,597
Fair, Isaac and Company, Inc.. . . . . .       33            2,291
i2 Technologies, Inc.* . . . . . . . . .      125            2,176
Internet Security Systems, Inc.* . . . .      351           17,511
Intuit, Inc.*. . . . . . . . . . . . . .       96            3,076
Microsoft Corp.* . . . . . . . . . . . .    2,203          149,253
Oracle Corp.*. . . . . . . . . . . . . .    2,701           43,648
PeopleSoft, Inc.*. . . . . . . . . . . .      127            4,704
Peregrine Systems, Inc.* . . . . . . . .      815           21,011
Rational Software Corp.* . . . . . . . .      113            2,736
Siebel Systems, Inc.*. . . . . . . . . .      198            9,025
VERITAS Software Corp.*. . . . . . . . .      270           16,095
                                                   ---------------
                                                           304,668
                                                   ---------------

MISCELLANEOUS - 0.64%
ABM Industries, Inc. . . . . . . . . . .      107            3,308
At Home Corp. - Series A*. . . . . . . .    2,905           11,010
Cendant Corp.* . . . . . . . . . . . . .      375            6,652
Concord EFS, Inc.* . . . . . . . . . . .      113            5,260
Kelly Services, Inc. - Class A . . . . .       56            1,322
Sotheby's Holdings, Inc.*. . . . . . . .      682           12,344
Yahoo!, Inc.*. . . . . . . . . . . . . .      167            3,370
                                                    --------------
                                                            43,266
                                                    --------------
                                                           508,738
                                                    --------------

CHEMICAL & ALLIED PRODUCTS - 9.86%
BIOLOGICAL PRODUCTS - 1.48%
Amgen, Inc.* . . . . . . . . . . . . . .      579           35,400
Biogen, Inc.*. . . . . . . . . . . . . .       72            4,656
Chiron Corp.*. . . . . . . . . . . . . .      272           13,059
Corixa Corp.*. . . . . . . . . . . . . .      765           11,131
Gilead Sciences, Inc.* . . . . . . . . .      508           24,882
Hyseq, Inc.* . . . . . . . . . . . . . .      168            1,932
Immunex Corp.* . . . . . . . . . . . . .      119            1,816
MedImmune, Inc.* . . . . . . . . . . . .      111            4,346
Neose Technologies, Inc.*. . . . . . . .      115            3,136
                                                   ---------------
                                                           100,358
                                                   ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                                  SHARES   VALUE (NOTE 2)
                                                  -------  ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
SOAP, DETERGENTS & CLEANING PREPARATIONS - 2.16%
Alberto-Culver Co. - Class B . . . . . . . . . .      355  $        14,463
Avon Products, Inc.. . . . . . . . . . . . . . .      131            5,544
Clorox Co. . . . . . . . . . . . . . . . . . . .      118            3,756
Colgate-Palmolive Co.. . . . . . . . . . . . . .      316           17,649
The Dial Corp. . . . . . . . . . . . . . . . . .      931           12,150
Ecolab, Inc. . . . . . . . . . . . . . . . . . .      508           19,218
Estee Lauder Companies, Inc. - Class A . . . . .      376           14,946
Gillette Co. . . . . . . . . . . . . . . . . . .      560           15,882
Procter & Gamble Co. . . . . . . . . . . . . . .      673           40,414
Stepan Co. . . . . . . . . . . . . . . . . . . .       98            2,278
                                                           ---------------
                                                                   146,300
                                                           ---------------

PHARMACEUTICAL PREPARATIONS - 4.79%
Abbott Laboratories. . . . . . . . . . . . . . .      859           39,840
Alpharma, Inc. - Class A . . . . . . . . . . . .      165            3,732
Bristol-Myers Squibb Co. . . . . . . . . . . . .    1,086           60,816
Eli Lilly & Co.. . . . . . . . . . . . . . . . .      502           42,670
Forest Laboratories, Inc.* . . . . . . . . . . .       91            5,565
Genentech, Inc.* . . . . . . . . . . . . . . . .      117            6,142
Genzyme Corp. - General Division*. . . . . . . .       52            5,666
ICN Pharmaceuticals, Inc.. . . . . . . . . . . .      454           11,631
Ligand Pharmaceuticals, Inc. - Class B*. . . . .      473            5,501
Merck & Co., Inc.. . . . . . . . . . . . . . . .    1,280           97,242
Mylan Laboratories, Inc. . . . . . . . . . . . .      364            9,733
Neurocrine Biosciences, Inc.*. . . . . . . . . .      237            6,008
Schering-Plough Corp.. . . . . . . . . . . . . .      771           29,714
                                                           ---------------
                                                                   324,260
                                                           ---------------

MISCELLANEOUS - 1.43%
Air Products and Chemicals, Inc. . . . . . . . .      120            5,159
Allergan, Inc. . . . . . . . . . . . . . . . . .       66            5,016
Church & Dwight Co., Inc.. . . . . . . . . . . .      646           15,498
Dow Chemical Co. . . . . . . . . . . . . . . . .      499           16,692
E.I. du Pont de Nemours and Co.. . . . . . . . .      536           24,222
PPG Industries, Inc. . . . . . . . . . . . . . .       84            4,465
Praxair, Inc.. . . . . . . . . . . . . . . . . .       85            4,023
RPM, Inc.. . . . . . . . . . . . . . . . . . . .    1,840           17,554
The Scotts Co.*. . . . . . . . . . . . . . . . .       90            3,762
                                                            --------------
                                                                    96,391
                                                            --------------
                                                                   667,309
                                                            --------------

COAL MINING - 0.02%
Penn Virginia Corp.. . . . . . . . . . . . . . .       24            1,068
                                                           ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                                  SHARES   VALUE (NOTE 2)
                                                  -------  ---------------
COMMUNICATIONS - 7.41%
RADIO & TELEVISION BROADCASTING STATIONS - 1.75%
BHC Communications, Inc.*. . . . . . . . . . . .       25  $         3,380
Cablevision Systems Corp.* . . . . . . . . . . .       52            3,575
Cablevision Systems Corp.-Rainbow Media Group* .       26              550
Chris-Craft Industries, Inc.*. . . . . . . . . .      213           15,123
Citadel Communications Corp.*. . . . . . . . . .      911           23,240
Clear Channel Communications, Inc.*. . . . . . .      292           16,294
Comcast Corp.* . . . . . . . . . . . . . . . . .      471           20,682
Cox Communications, Inc.*. . . . . . . . . . . .      379           17,248
Entercom Communications Corp.* . . . . . . . . .      251           11,451
United Television, Inc.. . . . . . . . . . . . .       19            2,352
Univision Communications, Inc.*. . . . . . . . .      101            4,415
                                                            --------------
                                                                   118,310
                                                            --------------

TELEPHONE COMMUNICATIONS - 5.44%
ALLTEL Corp. . . . . . . . . . . . . . . . . . .      180            9,830
AT&T Corp. . . . . . . . . . . . . . . . . . . .    2,133           47,523
AT&T Wireless Group* . . . . . . . . . . . . . .      220            4,422
BellSouth Corp.. . . . . . . . . . . . . . . . .      995           41,750
Exodus Communications, Inc.* . . . . . . . . . .      327            3,139
Global TeleSystems, Inc.*. . . . . . . . . . . .    1,303              756
NTELOS, Inc.*. . . . . . . . . . . . . . . . . .      106            2,133
Qwest Communications International, Inc.*. . . .      564           23,068
SBC Communications, Inc. . . . . . . . . . . . .    1,850           76,313
Sprint Corp. . . . . . . . . . . . . . . . . . .      386            8,253
Sprint Corp. (PCS Group)*. . . . . . . . . . . .      328            8,407
Telephone and Data Systems, Inc. . . . . . . . .      134           14,070
Verizon Communications, Inc. . . . . . . . . . .    1,498           82,495
VoiceStream Wireless Corp.*. . . . . . . . . . .      132           13,860
Williams Communications Group, Inc.* . . . . . .      187              844
WorldCom, Inc.*. . . . . . . . . . . . . . . . .    1,681           30,678
XO Communications, Inc.* . . . . . . . . . . . .      261            1,026
                                                            --------------
                                                                   368,567
                                                            --------------

MISCELLANEOUS - 0.22%
Level 3 Communications, Inc.*. . . . . . . . . .      193            2,746
McLeodUSA, Inc. - Class A* . . . . . . . . . . .      271            2,398
NTL, Inc.* . . . . . . . . . . . . . . . . . . .      167            4,858
Nextel Communications, Inc.* . . . . . . . . . .      289            4,696
                                                            --------------
                                                                    14,698
                                                            --------------
                                                                   501,575
                                                            --------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30  ,  2001  (unaudited)






                                                SHARES   VALUE (NOTE 2)
                                                -------  ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.10%
Chemed Corp. . . . . . . . . . . . . . . . . .      106  $         3,636
EMCOR Group, Inc.* . . . . . . . . . . . . . .       79            2,801
                                                         ---------------
                                                                   6,437
                                                         ---------------

CONTAINERS - 0.02%
Liqui-Box Corp.. . . . . . . . . . . . . . . .       27            1,194
                                                         ---------------

DEPOSITORY INSTITUTIONS - 8.82%
NATIONAL COMMERCIAL BANKS - 4.89%
Bank of America Corp.. . . . . . . . . . . . .      955           53,480
Bank of New York Company, Inc. . . . . . . . .      403           20,231
Bank One Corp. . . . . . . . . . . . . . . . .      640           24,173
BB&T Corp. . . . . . . . . . . . . . . . . . .      219            7,757
Comerica, Inc. . . . . . . . . . . . . . . . .       94            4,834
First Union Corp.. . . . . . . . . . . . . . .      550           16,483
FleetBoston Financial Corp.. . . . . . . . . .      596           22,869
J.P. Morgan Chase & Co.. . . . . . . . . . . .    1,075           51,578
KeyCorp. . . . . . . . . . . . . . . . . . . .      228            5,285
Mellon Financial Corp. . . . . . . . . . . . .      254           10,396
National City Corp.. . . . . . . . . . . . . .      338            9,197
PNC Financial Services Group . . . . . . . . .      153            9,956
SouthTrust Corp. . . . . . . . . . . . . . . .       93            4,422
State Street Corp. . . . . . . . . . . . . . .       91            9,444
SunTrust Banks, Inc. . . . . . . . . . . . . .      136            8,636
U.S. Bancorp . . . . . . . . . . . . . . . . .      997           21,116
Wachovia Corp. . . . . . . . . . . . . . . . .      111            6,749
Wells Fargo & Co.. . . . . . . . . . . . . . .      939           44,105
                                                         ---------------
                                                                 330,711
                                                         ---------------

STATE COMMERCIAL BANKS - 1.29%
Fifth Third Bancorp. . . . . . . . . . . . . .      207           11,128
First Virginia Banks, Inc. . . . . . . . . . .      512           22,456
Northern Trust Corp. . . . . . . . . . . . . .      114            7,413
Regions Financial Corp.. . . . . . . . . . . .      751           22,868
Synovus Financial Corp.. . . . . . . . . . . .      135            3,885
Wilmington Trust Corp. . . . . . . . . . . . .      337           19,479
                                                         ---------------
                                                                  87,229
                                                         ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                           SHARES   VALUE (NOTE 2)
                                           -------  ---------------
DEPOSITORY INSTITUTIONS (continued)
MISCELLANEOUS - 2.64%
Brookline Bancorp, Inc. . . . . . . . . .      229  $         2,966
Citigroup, Inc. . . . . . . . . . . . . .    2,835          139,340
First Niagara Financial Group, Inc. . . .      261            3,184
OceanFirst Financial Corp.. . . . . . . .       72            1,613
Richmond County Financial Corp. . . . . .      246            8,300
Staten Island Bancorp, Inc. . . . . . . .      251            6,900
Washington Mutual, Inc. . . . . . . . . .      324           16,177
                                                    ---------------
                                                            178,480
                                                    ---------------
                                                            596,420
                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.79%
COMBINED SERVICES - 0.07%
Entergy Corp. . . . . . . . . . . . . . .      114            4,617
                                                    ---------------

ELECTRIC SERVICE - 2.60%
AES Corp.*. . . . . . . . . . . . . . . .      182            8,676
Alliant Energy Corp.. . . . . . . . . . .      613           19,126
American Electric Power Company, Inc. . .      165            8,141
Calpine Corp.*. . . . . . . . . . . . . .      134            7,637
Consolidated Edison, Inc. . . . . . . . .      110            4,115
Dominion Resources, Inc.. . . . . . . . .      121            8,287
Duke Energy Corp. . . . . . . . . . . . .      425           19,873
Exelon Corp.. . . . . . . . . . . . . . .      161           11,117
FPL Group, Inc. . . . . . . . . . . . . .       90            5,391
Hawaiian Electric Industries, Inc.. . . .      401           14,909
Mirant Corp.* . . . . . . . . . . . . . .      133            5,426
OGE Energy Corp.. . . . . . . . . . . . .      568           12,524
Progress Energy, Inc. . . . . . . . . . .      103            4,557
Public Service Enterprise Group, Inc. . .      108            5,016
Reliant Energy, Inc.. . . . . . . . . . .      121            5,996
Southern Co.. . . . . . . . . . . . . . .      336            7,859
TXU Corp. . . . . . . . . . . . . . . . .      128            5,627
UtiliCorp United, Inc.. . . . . . . . . .      454           16,026
Xcel Energy, Inc. . . . . . . . . . . . .      171            5,335
                                                    ---------------
                                                            175,638
                                                    ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                                SHARES   VALUE (NOTE 2)
                                                -------  ---------------
ELECTRIC, GAS, & SANITARY SERVICES (continued)
GAS PRODUCTION & DISTRIBUTION - 1.00%
Dynegy, Inc. . . . . . . . . . . . . . . . . .      118  $         6,826
El Paso Corp.. . . . . . . . . . . . . . . . .      273           18,782
Laclede Gas Co.. . . . . . . . . . . . . . . .      141            3,384
National Fuel Gas Co.. . . . . . . . . . . . .      250           14,050
NICOR, Inc.. . . . . . . . . . . . . . . . . .      207            8,112
SEMCO Energy, Inc. . . . . . . . . . . . . . .       64              952
South Jersey Industries, Inc.. . . . . . . . .      140            4,333
Southwest Gas Corp.. . . . . . . . . . . . . .       87            1,831
Williams Companies, Inc. . . . . . . . . . . .      227            9,573
                                                          --------------
                                                                  67,843
                                                          --------------

REFUSE SYSTEMS - 0.12%
Waste Management, Inc. . . . . . . . . . . . .      338            8,251
                                                         ---------------
                                                                 256,349
                                                         ---------------

ELECTRONICS & ELECTRICAL EQUIPMENT - 10.68%
COMMUNICATIONS EQUIPMENT - 2.08%
ADC Telecommunications, Inc.*. . . . . . . . .      407            3,057
CIENA Corp.* . . . . . . . . . . . . . . . . .      176            9,691
Comverse Technology, Inc.* . . . . . . . . . .       96            6,576
Concord Communications, Inc.*. . . . . . . . .       54              377
Harris Corp. . . . . . . . . . . . . . . . . .      552           15,870
Juniper Networks, Inc.*. . . . . . . . . . . .      137            8,087
L-3 Communications Holdings, Inc.* . . . . . .      170           13,132
Lucent Technologies, Inc.. . . . . . . . . . .    2,140           21,421
McDATA Corp.*. . . . . . . . . . . . . . . . .       33              753
Motorola, Inc. . . . . . . . . . . . . . . . .    1,293           20,106
Network Appliance, Inc.* . . . . . . . . . . .      221            5,028
QUALCOMM, Inc.*. . . . . . . . . . . . . . . .      343           19,674
Scientific-Atlanta, Inc. . . . . . . . . . . .       92            5,311
Tellabs, Inc.* . . . . . . . . . . . . . . . .      190            6,671
ViaSat, Inc.*. . . . . . . . . . . . . . . . .      267            4,681
                                                         ---------------
                                                                 140,435
                                                         ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                                SHARES   VALUE (NOTE 2)
                                                -------  ---------------
ELECTRONICS & ELECTRICAL EQUIPMENT (continued)
COMPONENTS & ACCESSORIES - 3.99%
Advanced Micro Devices, Inc.*. . . . . . . . .      162  $         5,022
Altera Corp.*. . . . . . . . . . . . . . . . .      217            5,488
Analog Devices, Inc.*. . . . . . . . . . . . .      234           11,071
Applied Micro Circuits Corp.*. . . . . . . . .      220            5,724
Broadcom Corp.*. . . . . . . . . . . . . . . .      105            4,364
Imation Corp.* . . . . . . . . . . . . . . . .      129            2,976
Intel Corp.. . . . . . . . . . . . . . . . . .    3,733          115,387
JDS Uniphase Corp.*. . . . . . . . . . . . . .      622           13,305
LSI Logic Corp.* . . . . . . . . . . . . . . .      196            4,012
Linear Technology Corp.. . . . . . . . . . . .      173            8,311
Maxim Integrated Products, Inc.* . . . . . . .      146            7,461
Methode Electronics, Inc.- Class A . . . . . .       76              435
Micron Technology, Inc.* . . . . . . . . . . .      293           13,296
Photronics, Inc.*. . . . . . . . . . . . . . .      158            4,536
PMC-Sierra, Inc.*. . . . . . . . . . . . . . .      109            4,540
QLogic Corp.*. . . . . . . . . . . . . . . . .       74            3,174
Rogers Corp.*. . . . . . . . . . . . . . . . .      110            3,135
Sanmina Corp.* . . . . . . . . . . . . . . . .      228            6,646
Stratos Lightwave, Inc.* . . . . . . . . . . .      115              918
Texas Instruments, Inc.. . . . . . . . . . . .    1,012           39,164
Vitesse Semiconductor Corp.* . . . . . . . . .      106            3,593
Xilinx, Inc.*. . . . . . . . . . . . . . . . .      156            7,405
                                                          --------------
                                                                 269,963
                                                          --------------

MISCELLANEOUS - 4.61%
Baldor Electric Co.. . . . . . . . . . . . . .       90            1,877
Emerson Electric Co. . . . . . . . . . . . . .      247           16,463
Franklin Electric Co., Inc.. . . . . . . . . .       22            1,580
General Electric Co. . . . . . . . . . . . . .    5,518          267,789
National Presto Industries, Inc. . . . . . . .       51            1,441
National Service Industries, Inc.. . . . . . .      883           21,280
U.S. Industries, Inc.. . . . . . . . . . . . .      288            1,472
                                                          --------------
                                                                 311,902
                                                          --------------
                                                                 722,300
                                                          --------------

FABRICATED METAL PRODUCTS - 0.27%
Commercial Metals Co.. . . . . . . . . . . . .      152            3,919
Illinois Tool Works, Inc.. . . . . . . . . . .      134            8,493
Masco Corp.. . . . . . . . . . . . . . . . . .      247            5,681
                                                           -------------
                                                                  18,093
                                                           -------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                                SHARES   VALUE (NOTE 2)
                                                -------  ---------------
FOOD & KINDRED PRODUCTS - 3.33%
CANDY & CONFECTIONERY PRODUCTS - 0.26%
Hershey Foods Corp.. . . . . . . . . . . . . .       90  $         5,437
Tootsie Roll Industries, Inc.. . . . . . . . .      165            7,979
Wm. Wrigley Jr. Co.. . . . . . . . . . . . . .       84            4,058
                                                         ---------------
                                                                  17,474
                                                         ---------------

FRUITS & VEGETABLES & RELATED PRODUCTS - 0.44%
Campbell Soup Co.. . . . . . . . . . . . . . .      167            5,083
ConAgra Foods, Inc.. . . . . . . . . . . . . .      274            5,702
H.J. Heinz Co. . . . . . . . . . . . . . . . .      185            7,243
PepsiAmercias, Inc.. . . . . . . . . . . . . .      796           11,821
                                                         ---------------
                                                                  29,849
                                                         ---------------

GRAIN MILL PRODUCTS - 0.34%
Corn Products International, Inc.. . . . . . .      191            4,679
General Mills, Inc.. . . . . . . . . . . . . .      148            5,833
Kellogg Co.. . . . . . . . . . . . . . . . . .      215            5,482
Quaker Oats Co.. . . . . . . . . . . . . . . .       69            6,693
                                                         ---------------
                                                                  22,687
                                                         ---------------

MISCELLANEOUS - 2.29%
American Italian Pasta Co. . . . . . . . . . .       25              890
Coca-Cola Co.. . . . . . . . . . . . . . . . .    1,117           51,594
Dean Foods, Co.. . . . . . . . . . . . . . . .      392           14,504
Flowers Foods, Inc.* . . . . . . . . . . . . .       67            1,826
Hormel Foods Corp. . . . . . . . . . . . . . .      427            8,805
McCormick & Company, Inc.. . . . . . . . . . .      266           10,454
PepsiCo, Inc.. . . . . . . . . . . . . . . . .      806           35,311
Ralston Purina Group . . . . . . . . . . . . .      167            5,075
Sara Lee Corp. . . . . . . . . . . . . . . . .      449            8,940
Sensient Technologies Corp.. . . . . . . . . .      294            5,292
Tyson Foods, Inc. - Class A. . . . . . . . . .      900           12,393
                                                         ---------------
                                                                 155,084
                                                         ---------------
                                                                 225,094
                                                         ---------------

FOOD STORES - 0.31%
Albertson's, Inc.. . . . . . . . . . . . . . .      151            5,043
Kroger Co.*. . . . . . . . . . . . . . . . . .      437            9,872
Starbucks Corp.* . . . . . . . . . . . . . . .      204            3,947
Weis Markets, Inc. . . . . . . . . . . . . . .       61            2,126
                                                         ---------------
                                                                  20,988
                                                         ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                               SHARES   VALUE (NOTE 2)
                                               -------  ---------------
FORESTRY & TIMBER - 0.32%
Georgia-Pacific Group . . . . . . . . . . . .      123  $         3,999
Rayonier, Inc.. . . . . . . . . . . . . . . .      247           10,831
Weyerhaeuser Co.. . . . . . . . . . . . . . .      117            6,614
                                                        ---------------
                                                                 21,444
                                                        ---------------

FURNITURE & FIXTURES - 0.43%
Johnson Controls, Inc.. . . . . . . . . . . .      196           14,190
Leggett & Platt, Inc. . . . . . . . . . . . .      568           11,025
Newell Rubbermaid, Inc. . . . . . . . . . . .      145            3,909
                                                         --------------
                                                                 29,124
                                                         --------------

GENERAL MERCHANDISE/DEPARTMENT STORES - 2.06%
BJ's Wholesale Club, Inc.*. . . . . . . . . .      381           17,259
Federated Department Stores, Inc.*. . . . . .      110            4,728
May Department Stores Co. . . . . . . . . . .      165            6,146
Sears, Roebuck & Co.. . . . . . . . . . . . .      163            6,007
TJX Companies, Inc. . . . . . . . . . . . . .      159            4,981
Target Corp.. . . . . . . . . . . . . . . . .      508           19,533
Wal-Mart Stores, Inc. . . . . . . . . . . . .    1,566           81,025
                                                         --------------
                                                                139,679
                                                         --------------

GLASS & GLASSWARE - 0.22%
Corning, Inc. . . . . . . . . . . . . . . . .      604           13,270
Libbey, Inc.. . . . . . . . . . . . . . . . .       53            1,780
                                                         --------------
                                                                 15,050
                                                         --------------

HOTELS & MOTELS - 0.06%
Starwood Hotels & Resorts Worldwide, Inc. . .      109            3,934
                                                        ---------------

INDUSTRIAL & COMMERCIAL MACHINERY - 7.38%
COMPUTER & OFFICE EQUIPMENT - 5.75%
Apple Computer, Inc.* . . . . . . . . . . . .      185            4,716
Bell & Howell Co.*. . . . . . . . . . . . . .      154            4,004
Cisco Systems, Inc.*. . . . . . . . . . . . .    4,579           77,751
Compaq Computer Corp. . . . . . . . . . . . .      920           16,100
Dell Computer Corp.*. . . . . . . . . . . . .    1,228           32,284
EMC Corp.*. . . . . . . . . . . . . . . . . .    1,220           48,312
Hewlett-Packard Co. . . . . . . . . . . . . .      943           26,809
International Business Machines Corp. (IBM) .      978          112,607
Lexmark International, Inc.*. . . . . . . . .       72            4,423
Minnesota Mining & Manufacturing Co. (3M) . .      210           24,992
Palm, Inc.* . . . . . . . . . . . . . . . . .      342            2,739
Pitney Bowes, Inc.. . . . . . . . . . . . . .      136            5,178
Solectron Corp.*. . . . . . . . . . . . . . .      401           10,205
Storage Technology Corp.. . . . . . . . . . .    1,190           15,220
Symbol Technologies, Inc. . . . . . . . . . .      124            3,906
                                                        ---------------
                                                                389,246
                                                        ---------------



The  accompanying  shares  are  an  integral  part  of the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                               SHARES   VALUE (NOTE 2)
                                               -------  ---------------
INDUSTRIAL & COMMERCIAL MACHINERY (continued)
MISCELLANEOUS - 1.63%
Applied Materials, Inc.*. . . . . . . . . . .      465  $        25,389
Baker Hughes, Inc.. . . . . . . . . . . . . .      153            6,011
Black & Decker Corp.. . . . . . . . . . . . .      396           15,785
Caterpillar, Inc. . . . . . . . . . . . . . .      191            9,588
Deere & Co. . . . . . . . . . . . . . . . . .      131            5,380
Dover Corp. . . . . . . . . . . . . . . . . .      112            4,376
Tecumseh Products Co. . . . . . . . . . . . .       61            3,007
Tennant Co. . . . . . . . . . . . . . . . . .       57            2,456
Toro Co.. . . . . . . . . . . . . . . . . . .       95            4,384
United Technologies Corp. . . . . . . . . . .      236           18,427
Varian Medical Systems, Inc.* . . . . . . . .      190           13,091
Woodward Governor Co. . . . . . . . . . . . .       39            2,555
                                                        ---------------
                                                                110,449
                                                        ---------------
                                                                499,695
                                                        ---------------

INSURANCE AGENTS & BROKERS - 0.40%
Aon Corp. . . . . . . . . . . . . . . . . . .      117            3,889
Humana, Inc.* . . . . . . . . . . . . . . . .      964            9,524
Marsh & McLennan Companies, Inc.. . . . . . .      140           13,502
                                                        ---------------
                                                                 26,915
                                                        ---------------

INSURANCE CARRIERS - 3.23%
LIFE INSURANCE - 0.43%
American General Corp.. . . . . . . . . . . .      263           11,469
CIGNA Corp. . . . . . . . . . . . . . . . . .       82            8,749
Lincoln National Corp.. . . . . . . . . . . .       98            4,524
MetLife, Inc. . . . . . . . . . . . . . . . .      151            4,379
                                                        ---------------
                                                                 29,121
                                                        ---------------

MEDICAL, HEALTH, & ACCIDENT INSURANCE - 0.77%
Aetna, Inc.*. . . . . . . . . . . . . . . . .      362           10,205
AFLAC, Inc. . . . . . . . . . . . . . . . . .      268            8,522
Trigon Healthcare, Inc.*. . . . . . . . . . .      186           11,199
UnitedHealth Group, Inc.. . . . . . . . . . .      168           11,001
Wellpoint Health Networks, Inc.*. . . . . . .      112           11,004
                                                        ---------------
                                                                 51,931
                                                        ---------------

MULTI-LINE INSURANCE - 1.84%
Allstate Corp.. . . . . . . . . . . . . . . .      365           15,239
American International Group, Inc.. . . . . .    1,117           91,371
Chubb Corp. . . . . . . . . . . . . . . . . .       89            5,941
Hartford Financial Services Group, Inc. . . .      115            7,141
St. Paul Companies, Inc.. . . . . . . . . . .      115            5,187
                                                        ---------------
                                                                124,879
                                                        ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                                  SHARES   VALUE (NOTE 2)
                                                  -------  ---------------
INSURANCE CARRIERS (continued)
MISCELLANEOUS - 0.19%
Alleghany Corp.. . . . . . . . . . . . . . . . .       45  $         9,022
MBIA, Inc. . . . . . . . . . . . . . . . . . . .       75            3,589
                                                           ---------------
                                                                    12,611
                                                           ---------------
                                                                   218,542
                                                           ---------------

METAL MINING - 0.04%
Cleveland-Cliffs, Inc. . . . . . . . . . . . . .      151            2,904
                                                           ---------------

MOTION PICTURE PRODUCTION & DISTRIBUTION - 0.35%
AT&T Corp. - Liberty Media Corp.*. . . . . . . .    1,471           23,536
                                                           ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.39%
American Express Co. . . . . . . . . . . . . . .      703           29,835
Capital One Financial Corp.. . . . . . . . . . .      106            6,663
Charter Municipal Mortgage Acceptance Co.. . . .      131            2,004
Fannie Mae . . . . . . . . . . . . . . . . . . .      566           45,427
Freddie Mac. . . . . . . . . . . . . . . . . . .      347           22,833
Heller Financial, Inc. . . . . . . . . . . . . .      341           10,881
Household International, Inc.. . . . . . . . . .      242           15,493
MBNA Corp. . . . . . . . . . . . . . . . . . . .      400           14,260
Providian Financial Corp.. . . . . . . . . . . .      161            8,581
USA Education, Inc. (Sallie Mae) . . . . . . . .       79            5,617
                                                           ---------------
                                                                   161,594
                                                           ---------------

OIL & GAS EXTRACTION - 0.82%
Anadarko Petroleum Corp. . . . . . . . . . . . .      117            7,561
Berry Petroleum Co. - Class A. . . . . . . . . .      106            1,270
Burlington Resources, Inc. . . . . . . . . . . .      106            5,004
Cabot Oil & Gas Corp. - Class A. . . . . . . . .       58            1,677
Enron Corp.. . . . . . . . . . . . . . . . . . .      404           25,339
Nabors Industries, Inc.* . . . . . . . . . . . .       75            4,471
Occidental Petroleum Corp. . . . . . . . . . . .      186            5,602
SEACOR SMIT, Inc.* . . . . . . . . . . . . . . .      104            4,763
                                                           ---------------
                                                                    55,687
                                                           ---------------

PAPER & ALLIED PRODUCTS - 0.79%
P.H. Glatfelter Co.. . . . . . . . . . . . . . .      426            6,134
International Paper Co.. . . . . . . . . . . . .      270           10,579
Kimberly-Clark Corp. . . . . . . . . . . . . . .      276           16,394
Potlatch Corp. . . . . . . . . . . . . . . . . .      590           20,680
                                                           ---------------
                                                                    53,787
                                                           ---------------



The  accompanying  notes  are  integral  part  of  the  financial  statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                                   SHARES   VALUE (NOTE 2)
                                                   -------  ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.87%
Amerada Hess Corp.. . . . . . . . . . . . . . . .      116  $        10,150
Ashland, Inc. . . . . . . . . . . . . . . . . . .      414           17,827
Chevron Corp. . . . . . . . . . . . . . . . . . .      334           32,251
Conoco, Inc. - Class B. . . . . . . . . . . . . .      322            9,795
Exxon Mobil Corp. . . . . . . . . . . . . . . . .    1,920          170,112
Murphy Oil Corp.. . . . . . . . . . . . . . . . .      373           30,586
Pennzoil-Quaker State Co. . . . . . . . . . . . .    1,362           19,354
Phillips Petroleum Co.. . . . . . . . . . . . . .      120            7,152
Texaco, Inc.. . . . . . . . . . . . . . . . . . .      283           20,455
Unocal Corp.. . . . . . . . . . . . . . . . . . .      125            4,770
USX-Marathon Group. . . . . . . . . . . . . . . .      159            5,082
WD-40 Co. . . . . . . . . . . . . . . . . . . . .      132            2,379
                                                            ---------------
                                                                    329,913
                                                            ---------------

PREFABRICATED WOOD BUILDINGS - 0.04%
Skyline Corp. . . . . . . . . . . . . . . . . . .       93            2,409
                                                            ---------------

PRIMARY METAL INDUSTRIES - 0.79%
Alcoa, Inc. . . . . . . . . . . . . . . . . . . .      470           19,458
Belden, Inc.. . . . . . . . . . . . . . . . . . .      188            4,439
CommScope, Inc.*. . . . . . . . . . . . . . . . .      677           12,782
Hubbell, Inc. - Class B . . . . . . . . . . . . .      596           16,462
                                                            ---------------
                                                                     53,141
                                                            ---------------

PRINTING, PUBLISHING, & ALLIED INDUSTRIES - 1.68%
Banta Corp. . . . . . . . . . . . . . . . . . . .      144            3,758
Dow Jones & Company, Inc. . . . . . . . . . . . .      209           11,342
Gannett Co., Inc. . . . . . . . . . . . . . . . .      138            8,908
Information Holdings, Inc.* . . . . . . . . . . .      128            2,765
Knight-Ridder, Inc. . . . . . . . . . . . . . . .      270           14,620
Lee Enterprises, Inc. . . . . . . . . . . . . . .      612           19,033
McGraw-Hill Companies, Inc. . . . . . . . . . . .      107            6,931
New York Times Co.. . . . . . . . . . . . . . . .       89            3,652
Pulitzer, Inc.. . . . . . . . . . . . . . . . . .       57            2,990
R.H. Donnelley Corp.* . . . . . . . . . . . . . .      118            3,363
R.R. Donnelley & Sons Co. . . . . . . . . . . . .      565           15,730
Tribune Co. . . . . . . . . . . . . . . . . . . .      107            4,509
Washington Post Co. - Class B . . . . . . . . . .       28           16,268
                                                            ---------------
                                                                    113,869
                                                            ---------------

RAILROAD TRANSPORTATION - 0.20%
Burlington Northern Santa Fe Corp.. . . . . . . .      217            6,380
Union Pacific Corp. . . . . . . . . . . . . . . .      132            7,509
                                                            ---------------
                                                                     13,889
                                                            ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                                 SHARES   VALUE (NOTE 2)
                                                 -------  ---------------
REAL ESTATE INVESTMENT TRUSTS - 1.82%
AMB Property Corp.. . . . . . . . . . . . . . .      696  $        17,330
Boston Properties, Inc. . . . . . . . . . . . .      432           17,068
Cabot Industrial Trust. . . . . . . . . . . . .      149            2,901
Colonial Properties Trust . . . . . . . . . . .      140            4,046
Cornerstone Realty Income Trust, Inc. . . . . .      161            1,705
EastGroup Properties, Inc.. . . . . . . . . . .      179            3,857
Equity Office Properties Trust. . . . . . . . .      169            4,825
Great Lakes REIT, Inc.. . . . . . . . . . . . .       14              237
Health Care Property Investors, Inc.. . . . . .      440           15,884
Home Properties of New York, Inc. . . . . . . .      117            3,317
IRT Property Co.. . . . . . . . . . . . . . . .      271            2,615
Mid-America Apartment Communities, Inc. . . . .      183            4,191
Prime Group Realty Trust. . . . . . . . . . . .      201            2,774
ProLogis Trust. . . . . . . . . . . . . . . . .      734           15,120
Shurgard Storage Centers, Inc.. . . . . . . . .      140            3,802
Storage USA, Inc. . . . . . . . . . . . . . . .      148            4,995
Town & Country Trust. . . . . . . . . . . . . .      229            4,454
United Dominion Realty Trust, Inc.. . . . . . .    1,103           14,085
                                                          ---------------
                                                                  123,206
                                                          ---------------

REAL ESTATE - MISCELLANEOUS - 0.18%
Forest City Enterprises, Inc. - Class A . . . .       77            3,419
LNR Property Corp.. . . . . . . . . . . . . . .      183            5,215
The St. Joe Co. . . . . . . . . . . . . . . . .      153            3,762
                                                          ---------------
                                                                   12,396
                                                          ---------------

RESEARCH, MANAGEMENT & RELATED SERVICES - 1.53%
Dun & Bradstreet Corp.* . . . . . . . . . . . .      669           18,578
Halliburton Co. . . . . . . . . . . . . . . . .      230            9,938
ICOS Corp.* . . . . . . . . . . . . . . . . . .      359           20,682
Jacobs Engineering Group, Inc.* . . . . . . . .      261           17,205
Millennium Pharmaceuticals, Inc.* . . . . . . .      124            4,613
Paychex, Inc. . . . . . . . . . . . . . . . . .      174            6,013
Quest Diagnostics, Inc.*. . . . . . . . . . . .       90           11,088
Quintiles Transnational Corp.*. . . . . . . . .      684           14,056
URS Corp.*. . . . . . . . . . . . . . . . . . .       66            1,419
                                                          ---------------
                                                                  103,592
                                                          ---------------

RESTAURANTS - 0.89%
McDonald's Corp.. . . . . . . . . . . . . . . .      697           19,167
Sodexho Marriott Services, Inc.*. . . . . . . .      436           12,805
Tricon Global Restaurants, Inc.*. . . . . . . .      368           16,494
Wendy's International, Inc. . . . . . . . . . .      460           11,652
                                                          ---------------
                                                                   60,118
                                                          ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                                                 SHARES   VALUE (NOTE 2)
                                                                 -------  ---------------
RETAIL - APPAREL & ACCESSORY STORES - 0.29%
The Gap, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .      345  $         9,560
Kohl's Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .      166           10,136
                                                                          ---------------
                                                                                   19,696
                                                                          ---------------

RETAIL - BUILDING MATERIALS & HARDWARE - 1.30%
Home Depot, Inc.. . . . . . . . . . . . . . . . . . . . . . . .    1,321           62,219
Lowe's Companies, Inc.. . . . . . . . . . . . . . . . . . . . .      183           11,529
Sherwin-Williams Co.. . . . . . . . . . . . . . . . . . . . . .      688           14,434
                                                                          ---------------
                                                                                   88,182
                                                                          ---------------

RETAIL - HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.15%
Best Buy Co., Inc.* . . . . . . . . . . . . . . . . . . . . . .      114            6,276
RadioShack Corp.. . . . . . . . . . . . . . . . . . . . . . . .      118            3,614
                                                                          ---------------
                                                                                    9,890
                                                                          ---------------

RETAIL - MISCELLANEOUS - 0.72%
Costco Wholesale Corp.* . . . . . . . . . . . . . . . . . . . .      263            9,187
CVS Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . .      209           12,321
Staples, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .      243            3,954
Walgreen Co.. . . . . . . . . . . . . . . . . . . . . . . . . .      540           23,101
                                                                          ---------------
                                                                                   48,563
                                                                          ---------------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 0.07%
Cooper Tire & Rubber Co.. . . . . . . . . . . . . . . . . . . .      378            4,551
                                                                          ---------------

SECURITIES & COMMODITY BROKER, DEALERS & SERVICES - 2.29%
Affiliated Managers Group, Inc.*. . . . . . . . . . . . . . . .      518           29,122
Bear Stearns Companies, Inc.. . . . . . . . . . . . . . . . . .      369           18,561
Charles Schwab Corp.. . . . . . . . . . . . . . . . . . . . . .      605           11,979
Franklin Resources, Inc.. . . . . . . . . . . . . . . . . . . .       91            3,972
Goldman Sachs Group, Inc. . . . . . . . . . . . . . . . . . . .      101            9,201
Lehman Brothers Holdings, Inc.. . . . . . . . . . . . . . . . .      131            9,530
Merrill Lynch & Co., Inc. . . . . . . . . . . . . . . . . . . .      453           27,950
Morgan Stanley Dean Witter & Co.. . . . . . . . . . . . . . . .      651           40,876
Stilwell Financial, Inc.. . . . . . . . . . . . . . . . . . . .      133            3,920
                                                                          ---------------
                                                                                  155,111
                                                                          ---------------

SERVICE PROVIDERS - HEALTH & MEDICAL - 1.24%
Express Scripts, Inc. - Class A*. . . . . . . . . . . . . . . .      100            8,490
First Health Group Corp.* . . . . . . . . . . . . . . . . . . .      424           21,942
Health Management Associates, Inc.* . . . . . . . . . . . . . .      515            9,229
Human Genome Sciences, Inc.*. . . . . . . . . . . . . . . . . .       74            4,753
Lincare Holdings, Inc.* . . . . . . . . . . . . . . . . . . . .      211           10,523
Orthodontic Centers of America, Inc.* . . . . . . . . . . . . .      587           15,996
Renal Care Group, Inc.* . . . . . . . . . . . . . . . . . . . .      449           12,832
                                                                          ---------------
                                                                                   83,765
                                                                          ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                                            SHARES   VALUE (NOTE 2)
                                                            -------  ---------------
TECHNICAL INSTRUMENTS & SUPPLIES - 4.16%
MISCELLANEOUS INSTRUMENTS - 0.70%
Agilent Technologies, Inc.*. . . . . . . . . . . . . . . .      245  $         9,557
Analogic Corp. . . . . . . . . . . . . . . . . . . . . . .       43            2,064
Applera Corp. - Applied Biosystems Group . . . . . . . . .      124            3,975
Beckman Coulter, Inc.. . . . . . . . . . . . . . . . . . .      351           12,478
KLA-Tencor Corp.*. . . . . . . . . . . . . . . . . . . . .      110            6,046
Mine Safety Appliances Co. . . . . . . . . . . . . . . . .       44            1,166
Teradyne, Inc.*. . . . . . . . . . . . . . . . . . . . . .      107            4,227
Thermo Electron Corp.* . . . . . . . . . . . . . . . . . .      169            4,455
Waters Corp.*. . . . . . . . . . . . . . . . . . . . . . .       67            3,497
                                                                     ---------------
                                                                              47,465
                                                                     ---------------

SURGICAL, MEDICAL & DENTAL INSTRUMENTS & SUPPLIES - 2.96%
Arrow International, Inc.. . . . . . . . . . . . . . . . .       78            2,972
Baxter International, Inc. . . . . . . . . . . . . . . . .      155           14,128
Becton, Dickinson & Co.. . . . . . . . . . . . . . . . . .      126            4,076
Biomet, Inc. . . . . . . . . . . . . . . . . . . . . . . .      238           10,170
Boston Scientific Corp.* . . . . . . . . . . . . . . . . .      440            6,987
C.R. Bard, Inc.. . . . . . . . . . . . . . . . . . . . . .      320           14,083
Cygnus, Inc.*. . . . . . . . . . . . . . . . . . . . . . .      233            1,549
Datascope Corp.. . . . . . . . . . . . . . . . . . . . . .       31            1,174
DENTSPLY International, Inc. . . . . . . . . . . . . . . .      370           14,497
Guidant Corp.* . . . . . . . . . . . . . . . . . . . . . .      160            6,560
Haemonetics Corp.* . . . . . . . . . . . . . . . . . . . .       62            2,015
Invacare Corp. . . . . . . . . . . . . . . . . . . . . . .       69            2,436
Medtronic, Inc.. . . . . . . . . . . . . . . . . . . . . .      670           29,882
MiniMed, Inc.* . . . . . . . . . . . . . . . . . . . . . .      350           13,979
ResMed, Inc.*. . . . . . . . . . . . . . . . . . . . . . .      344           15,411
St. Jude Medical, Inc.*. . . . . . . . . . . . . . . . . .      250           14,313
STERIS Corp*.. . . . . . . . . . . . . . . . . . . . . . .      489            8,890
Stryker Corp.. . . . . . . . . . . . . . . . . . . . . . .      283           16,779
Techne Corp.*. . . . . . . . . . . . . . . . . . . . . . .      644           20,672
                                                                     ---------------
                                                                             200,573
                                                                     ---------------

MISCELLANEOUS - 0.50%
Bacou USA, Inc.* . . . . . . . . . . . . . . . . . . . . .       93            2,358
Bausch & Lomb, Inc.. . . . . . . . . . . . . . . . . . . .      246           10,504
Eastman Kodak Co.. . . . . . . . . . . . . . . . . . . . .      146            6,351
General Motors Corp. - Class H* (Hughes Electronics Corp.)      421            8,946
Raytheon Co -  Class B . . . . . . . . . . . . . . . . . .      181            5,345
                                                                     ---------------
                                                                              33,504
                                                                     ---------------
                                                                             281,542
                                                                     ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001






                                               SHARES   VALUE (NOTE 2)
                                               -------  ---------------
TEXTILE MILL PRODUCTS - 0.00%
Polymer Group, Inc. . . . . . . . . . . . . .      208  $           266
                                                        ---------------

TRANSPORTATION BY AIR - 0.21%
FedEx Corp.*. . . . . . . . . . . . . . . . .      160            6,731
Southwest Airlines Co.. . . . . . . . . . . .      400            7,284
                                                        ---------------
                                                                 14,015
                                                        ---------------

TRANSPORTATION BY WATER - 0.09%
Kirby Corp.*. . . . . . . . . . . . . . . . .       50            1,105
Overseas Shipholding Group, Inc.. . . . . . .      159            4,818
                                                        ---------------
                                                                  5,923
                                                        ---------------

TRANSPORTATION SERVICES - 0.38%
Expeditors International of Washington, Inc..      193            9,656
Sabre Holdings Corp.* . . . . . . . . . . . .      329           16,404
                                                        ---------------
                                                                 26,060
                                                        ---------------

TRANSPORTATION EQUIPMENT - 2.60%
AIRCRAFT & PARTS - 1.11%
The Boeing Co.. . . . . . . . . . . . . . . .      476           29,417
General Dynamics Corp.. . . . . . . . . . . .       95            7,323
B.F. Goodrich Co. . . . . . . . . . . . . . .      132            5,201
Honeywell International, Inc. . . . . . . . .      419           20,481
Textron, Inc. . . . . . . . . . . . . . . . .      245           12,990
                                                        ---------------
                                                                 75,412
                                                        ---------------

MOTOR VEHICLE PARTS & ACCESSORIES - 1.17%
Autoliv, Inc. . . . . . . . . . . . . . . . .      132            2,604
CLARCOR, Inc. . . . . . . . . . . . . . . . .      202            4,989
Delphi Automotive Systems Corp. . . . . . . .      302            4,500
Ford Motor Co.. . . . . . . . . . . . . . . .      999           29,451
General Motors Corp.. . . . . . . . . . . . .      281           15,402
ITT Industries, Inc.. . . . . . . . . . . . .      421           18,553
Rockwell International Corp.. . . . . . . . .       83            3,737
                                                        ---------------
                                                                 79,236
                                                        ---------------

MISCELLANEOUS - 0.32%
Harley-Davidson, Inc. . . . . . . . . . . . .      177            8,158
Lockheed Martin Corp. . . . . . . . . . . . .      202            7,102
Thor Industries, Inc. . . . . . . . . . . . .      103            2,400
Trinity Industries, Inc.. . . . . . . . . . .      194            3,783
                                                        ---------------
                                                                 21,443
                                                        ---------------
                                                                176,091
                                                        ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






                                               SHARES    VALUE (NOTE 2)
                                             ----------  ---------------
WHOLESALE TRADE - DURABLE GOODS - 0.52%
Apogent Technolgies, Inc.*. . . . . . . . .         461  $        10,603
W.W. Grainger, Inc. . . . . . . . . . . . .         205            7,950
Knight Transportation, Inc.*. . . . . . . .          28              745
Lawson Products, Inc. . . . . . . . . . . .          44            1,228
MCSi, Inc.* . . . . . . . . . . . . . . . .           8              144
Omnicare, Inc.. . . . . . . . . . . . . . .         466           10,345
Pioneer-Standard Electronics, Inc.. . . . .         371            4,452
                                                          --------------
                                                                  35,467
                                                          --------------

WHOLESALE TRADE - NON-DURABLE GOODS - 0.79%
Cardinal Health, Inc. . . . . . . . . . . .         215           14,457
McKesson HBOC, Inc. . . . . . . . . . . . .         148            4,564
Safeway, Inc.*. . . . . . . . . . . . . . .         241           13,086
SUPERVALU, Inc. . . . . . . . . . . . . . .         812           11,100
SYSCO Corp. . . . . . . . . . . . . . . . .         353            9,926
                                                         ---------------
                                                                  53,133
                                                         ---------------

TOTAL COMMON STOCK
(Identified Cost  $7,269,030) . . . . . . .                    6,632,028
                                                         ---------------

SHORT-TERM INVESTMENTS - 1.53%
Dreyfus Treasury Cash Management Fund
(Identified Cost  $103,675) . . . . . . . .     103,675          103,675
                                                         ---------------

TOTAL INVESTMENTS - 99.53%
(Identified Cost  $7,372,705) . . . . . . .                    6,735,703

OTHER ASSETS, LESS LIABILITIES - 0.47%. . .                       31,465
                                                         ---------------

NET ASSETS - 100% . . . . . . . . . . . . .                   $6,767,168
                                                         ===============



*  Non-income  producing  security.

FEDERAL  TAX  INFORMATION:

At April 30, 2001, the net unrealized appreciation based on identified cost for federal income tax purposes of $7,372,705 was as follows:





Unrealized appreciation . . .  $   527,726
Unrealized depreciation . . .   (1,164,728)
                               ------------

UNREALIZED APPRECIATION - NET  $  (637,002)
                               ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  (unaudited)







APRIL 30 , 2001


ASSETS:
Investments, at value (identified cost $7,372,705)(Note 2)  $6,735,703
Prepaid expenses . . . . . . . . . . . . . . . . . . . . .       7,799
Dividends receivable . . . . . . . . . . . . . . . . . . .       5,556
Receivable from investment advisor (Note 3). . . . . . . .      55,272
                                                            -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . .   6,804,330
                                                            -----------


LIABILITIES:

Accrued directors' fees (Note 3) . . . . . . . . . . . . .       3,633
Accrued fund accounting fees (Note 3). . . . . . . . . . .      23,817
Accrued distribution and service fees-Class C (Note 3) . .           4
Accrued distribution and service fees-Class E (Note 3) . .       1,307
Transfer agent fees payable-Class A (Note 3) . . . . . . .       2,609
Transfer agent fees payable-Class C (Note 3) . . . . . . .       2,597
Transfer agent fees payable-Class E (Note 3) . . . . . . .       3,195
                                                            -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . .      37,162
                                                            -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $6,767,168
                                                            ===========


NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . .  $    7,602
Additional paid-in-capital . . . . . . . . . . . . . . . .   7,600,167
Undistributed net investment income. . . . . . . . . . . .      13,358
Accumulated net realized loss on investments . . . . . . .    (216,957)
Net unrealized depreciation on investments . . . . . . . .    (637,002)
                                                            -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . .  $6,767,168
                                                            ===========

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE - CLASS A
($14,708/1,618 shares) . . . . . . . . . . . . . . . . . .  $     9.09
                                                            ===========

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE - CLASS C
($7,414/861 shares). . . . . . . . . . . . . . . . . . . .  $     8.61
                                                            ===========

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE - CLASS E
($6,745,046/757,811 shares). . . . . . . . . . . . . . . .  $     8.90
                                                            ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  (unaudited)







For the Six Months Ended April 30, 2001


INVESTMENT INCOME:
Dividends . . . . . . . . . . . . . . . . . . . . . .  $  46,336
                                                       ----------

Total Investment Income . . . . . . . . . . . . . . .     46,336
                                                       ----------

EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .     15,714
Fund accounting fees (Note 3) . . . . . . . . . . . .     42,580
Directors' fees (Note 3). . . . . . . . . . . . . . .      3,373
Transfer agent fees (Class A) (Note 3). . . . . . . .      2,609
Transfer agent fees (Class C) (Note 3). . . . . . . .      2,597
Transfer agent fees (Class E) (Note 3). . . . . . . .      3,195
Distribution and service fees (Class C) (Note 3). . .         28
Distribution and service fees (Class E) (Note 3). . .      7,831
Custodian fees. . . . . . . . . . . . . . . . . . . .      5,528
Audit fee . . . . . . . . . . . . . . . . . . . . . .      7,113
Miscellaneous . . . . . . . . . . . . . . . . . . . .     10,277
                                                       ----------

Total Expenses. . . . . . . . . . . . . . . . . . . .    100,845

Less Reduction of Expenses (Note 3) . . . . . . . . .    (70,986)
                                                       ----------

Net Expenses. . . . . . . . . . . . . . . . . . . . .     29,859
                                                       ----------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . .     16,477
                                                       ----------

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS:

Net realized loss on investments. . . . . . . . . . .    (60,696)
Net change in unrealized depreciation on investments.   (635,288)
                                                       ----------

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS. . . . . . . . . . . . . . . . . . . .   (695,984)
                                                       ----------

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS . . . . . . . . . . . . . . . . . . .  $(679,507)
                                                       ==========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets






                                                          FOR THE
                                                         SIX MONTHS     FOR THE
                                                           ENDED        PERIOD
                                                          4/30/01        ENDED
                                                         (UNAUDITED)   10/31/00+
                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $    16,477   $   28,664
Net realized loss on investments . . . . . . . . . . .      (60,696)    (156,261)
Net change in unrealized depreciation on
investments. . . . . . . . . . . . . . . . . . . . . .     (635,288)      (1,714)
                                                        ------------  -----------

Net decrease from operations . . . . . . . . . . . . .     (679,507)    (129,311)
                                                        ------------  -----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income - Class A . . . . . . . . .          (63)          --
From net investment income - Class C . . . . . . . . .          (25)          --
From net investment income - Class E . . . . . . . . .      (23,290)      (8,405)
                                                        ------------  -----------
Total distributions to shareholders. . . . . . . . . .      (23,378)      (8,405)
                                                        ------------  -----------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5).      566,911    7,040,858
                                                        ------------  -----------

Net increase (decrease) in net assets. . . . . . . . .     (135,974)   6,903,142

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .    6,903,142           --
                                                        ------------  -----------

END OF PERIOD (including undistributed net investment
income of $13,358 and $20,259, respectively) . . . . .  $ 6,767,168   $6,903,142
                                                        ============  ===========



+  Commencement  of  operations  11/10/99

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights






                                                       CLASS A                            CLASS C                      CLASS E
                                               FOR THE                           FOR THE                          FOR THE
                                             SIX MONTHS                        SIX MONTHS                       SIX MONTHS
                                                ENDED           FOR THE           ENDED          FOR THE           ENDED
                                               4/30/01      PERIOD 2/22/00+      4/30/01      PERIOD 8/7/00+      4/30/01
                                             (UNAUDITED)     TO 10/31/00       (UNAUDITED)      TO 10/31/00     (UNAUDITED)
                                            ------------   -----------------  -------------  ----------------  -------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . .  $      10.24   $          10.00   $       9.71   $         10.00   $      10.02
                                            -------------  -----------------  -------------  ----------------  -------------

Income from investment operations:
Net investment income (loss)*. . . . . . .          0.09               0.03           0.00             (0.00)         (0.06)
Net realized and unrealized gain (loss)
on investments . . . . . . . . . . . . . .         (1.18)              0.21          (1.07)            (0.29)         (1.03)
                                            -------------  -----------------  -------------  ----------------  -------------

Total from investment operations . . . . .         (1.09)              0.24          (1.07)            (0.29)         (1.09)
                                            -------------  -----------------  -------------  ----------------  -------------

Less distributions to shareholders:
From net investment income . . . . . . . .         (0.06)                --          (0.03)               --          (0.03)
                                            -------------  -----------------  -------------  ----------------  -------------

NET ASSET VALUE - END OF PERIOD. . . . . .  $       9.09   $          10.24   $       8.61   $          9.71   $       8.90
                                            =============  =================  =============  ================  =============

Total return 1 . . . . . . . . . . . . . .       (10.71)%              2.40%       (11.05)%           (2.90)%       (10.85)%

Ratios (to average net assets) /
Supplemental Data:
Expenses*. . . . . . . . . . . . . . . . .        0.70%2             0.70%2         1.45%2            1.45%2         0.95%2
Net investment income (loss)*. . . . . . .        0.76%2             0.57%2         0.03%2          (0.16)%2         0.52%2

Portfolio turnover . . . . . . . . . . . .          29%                88%            29%               88%            29%

NET ASSETS - END OF PERIOD (000's omitted)  $         15   $             21   $          7   $             8   $      6,745
                                            =============  =================  =============  ================  =============





                                                 FOR THE
                                             PERIOD 11/10/99+
                                               TO 10/31/00
                                            ------------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . .  $           10.00
                                            ------------------

Income from investment operations:
Net investment income (loss)*. . . . . . .               0.05
Net realized and unrealized gain (loss)
on investments . . . . . . . . . . . . . .              (0.01)
                                            ------------------

Total from investment operations . . . . .               0.04
                                            ------------------

Less distributions to shareholders:
From net investment income . . . . . . . .              (0.02)
                                            ------------------

NET ASSET VALUE - END OF PERIOD. . . . . .  $           10.02
                                            ==================

Total return 1 . . . . . . . . . . . . . .             0.37%

Ratios (to average net assets) /
Supplemental Data:
Expenses*. . . . . . . . . . . . . . . . .             0.95%2
Net investment income (loss)*. . . . . . .             0.45%2

Portfolio turnover . . . . . . . . . . . .               88%

NET ASSETS - END OF PERIOD (000's omitted)  $           6,874
                                            ==================




* The investment advisor did not impose its management fee and paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the net investment income per share and the ratios would have been as follows:





Net investment income (loss) . .  ($4.86)   ($0.04)   ($2.40)   ($0.04)   ($0.18)    ($0.06)

Ratios (to average net assets):
Expenses . . . . . . . . . . . .   42.46%2   2.04%2   73.51%2    3.08%2    3.04%2    1.95%2
Net investment income (loss) . .  (41.00)%2 (0.77)%2 (72.03)%2  (1.79)%2  (1.57)%2  (0.55)%2




+  Commencement  of  operations.
1 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)



1.     ORGANIZATION
PureMarkSM Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term total return that is consistent with the broad U.S. stock market, as represented by the Russell 3000R Index through investments that meet the socially responsible criteria of the Series.

The Series is authorized to issue five classes of shares (Class A, B, C, D, and E). Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. Currently, Class A, Class C and Class E are offered. Shareholders of the Series have equal voting rights on matters affecting all shareholders of the Series. In addition, each class of shares of the Series has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class differ from the interest of any other class.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2001, 892.5 million shares have been designated in total among 17 series, of which 37.5 million have been designated as PureMarkSM Series Class A Common Stock, 5 million have been designated as PureMarkSM Series Class C Common Stock, and 2.5 million have been designated as PureMarkSM Series Class E Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the Series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Income, expenses (other than class specific expenses), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class

Notes  to  Financial  Statements  (unaudited)



2.     SIGNIFICANT  ACCOUNTING  POLICIES  (continued)

SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES (continued) specific expenses are directly charged to that class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plan.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Through the Series' investment in Real Estate Investment Trusts, the Series may receive return of capital (ROC) dividends. When ROC dividends are received, cost of investments would be reduced by the amount of the dividend.

FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

At April 30, 2001, the Series, for federal income tax purposes, had a capital loss carryforward of $154,339 that will expire on October 31, 2008.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income are made annually, and are declared separately for each class. Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in timing of the recognition of gains or losses. As a result, net investment income (loss) and net investment gain
(loss) on investment transactions for a reporting period may differ from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

OTHER
The preparation of the financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes  to  Financial  Statements  (unaudited)



3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc., dba Exeter Asset Management (the "Advisor"), for which the Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor. The "non-affiliated" Directors receive an annual stipend, which is allocated among all the Series of the Fund. In addition, these Directors also receive a per meeting fee for each Series of the fund.

The Advisor has contractually agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 0.70% for Class A shares, 1.45% for Class C shares, and 0.95% for Class E shares, of average daily net assets each year. Accordingly, the Advisor did not impose its fees and assumed expenses amounting to $55,272 for the six months ended April 30, 2001, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor of the Fund's shares. The Series compensates the distributor for distributing and servicing the Series' Class C and Class E shares pursuant to plans of distribution adopted under Rule 12b-1 of the Investment Company Act of 1940, regardless of expenses actually incurred. The distribution fees were accrued daily and payable quarterly, at an annual rate of 0.75% for Class C's average daily net assets and 0.25% of the Class E's average daily net assets.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund will pay the Advisor a fee of 0.04% of each Series' daily net assets calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series plus out-of-pocket expenses. In addition, the Fund will pay the Advisor an additional annual fee of $10,000 for each additional class of a Series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS will serve as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $25,000 per Class plus an additional $37.50 per account, effective March 2001. Prior to that, the Series paid a fee, calculated as a percentage of the average daily net assets at an annual rate of 0.024%. The Advisor has entered into an agreement with BISYS Fund Services, Inc. under which BISYS will service as sub-transfer agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES
For the six months ended April 30, 2001, purchases and sales of securities, other than United States Government securities and short-term securities, were $2,356,661 and $1,855,152, respectively. There were no purchases or sales of United States Government securities.

Notes  to  Financial  Statements  (unaudited)



5.     CAPITAL  STOCK  TRANSACTIONS
Transactions  in  shares  of  PureMarkSM  Series Class A Common Stock were:




                                                For the Period
                     For the Six Months    2/22/00 (commencement of
                       Ended 4/30/01       operations) to 10/31/00
                     ------------------    -------------------------
                     Shares      Amount      Shares         Amount
                    --------  ----------    ---------     ----------
Sold . . . . . . .      496     $ 4,667        2,017         $21,100
Reinvested . . . .        4          35           --              --
Repurchased. . . .     (899)     (9,263)          --              --
                    --------  ----------    --------      ----------
Net change . . . .     (399)    $(4,561)       2,017         $21,100
                    ========  ==========    ========      ==========



Transactions  in  shares  of  PureMarkSM  Series  Class  C  Common  Stock  were:




                                                    For the Period
                       For the Six Months      8/7/00 (commencement of
                         Ended 4/30/01          operations) to 10/31/00
                       ------------------      ------------------------
                     Shares          Amount    Shares            Amount
                     ------        --------   -------            ------
Sold . . . . . . .       --             --        859            $8,600
Reinvested . . . .        3        $    25         --                --
                     ------         ------    -------            ------
Net change . . . .        3        $    25        859            $8,600
                     ======        =======    =======            ======




     Transactions  in  shares  of  PureMarkSM  Series Class E Common Stock were:




                                                     For the Period
                        For the Six Months       11/10/99 (commencement of
                          Ended 4/30/01           operations) to 10/31/00
                    --------------------------  --------------------------
                     Shares       Amount          Shares       Amount
                    ----------    ----------     ---------   -------------
Sold . . . . . . .   106,228      $ 904,900       780,755      $7,984,485
Reinvested . . . .     2,507         23,290           850           8,405
Repurchased. . . .   (36,939)      (356,751)      (95,591)       (981,732)
                    ----------    ----------     ---------   -------------
Net change . . . .    71,796      $ 571,439       686,014      $7,011,158
                    ==========    ==========     =========   =============




6.     FINANCIAL  INSTRUMENTS
     The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2001.

Notes  to  Financial  Statements  (unaudited)



7.     SPECIAL  MEETING  OF  SHAREHOLDERS

     A special meeting of the shareholders was held on April 23, 2001. At the meeting, a proposal to approve the removal of the fundamental investment restriction that prohibits the Series from purchasing securities of any company which has (with predecessors) a record of less than three years continuous operations if as a result more than 5% of the Series' assets would be invested in securities of such companies was approved as follows:

Votes  for:     582,372     (87.1%)
Votes  against:     0       (0.0%)
Votes  withheld*:     86,448     (12.9%)

*  includes  abstentions  and  non-votes.

EXETER  FUND,  INC.
SEMI-ANNUAL  REPORT
APRIL  30,  2001
DEFENSIVE  SERIES
BLENDED  ASSET  SERIES  I
BLENDED  ASSET  SERIES  II
MAXIMUM  HORIZON  SERIES

Management  Discussion  and  Analysis  (unaudited)



DEAR  SHAREHOLDERS:

We are pleased with the Series' returns given what has been has been a very difficult period in the financial markets. Indeed, over the course of the current bear market, each of the Objectives-Based Series has earned a solid positive return while many of the indices were negative.

After suffering through a very difficult 2000, many frustrated investors hoped that the new year would spark a turnaround, and send the markets back on a path reminiscent of the late 1990s. That has not happened. The markets continued their slide during the first quarter of 2001, crossing into the realm of a serious bear market. It's fair to say that this is the worst bear market since 1973/1974. Over the last six months, many stock indices, the Dow Jones Industrial Average, S&P 500 and EAFE to name a few, have continued to report negative returns. The NASDAQ has been in a league of its own; after experiencing the worst year since 1974 in 2000, the index maintained its free-fall and reported a return of -14.34% during the first four months of 2001 (and a -38.76% return since January of 2000). The markets managed a bit of a rally in April, which is encouraging, but leaves many to ponder whether the storm has passed, or if we're just getting a short reprieve before experiencing more heavy weather.

With so much attention placed on the equity markets, it was easy to overlook the fact that the fixed income markets have been rather steady over the last six months. Of course bad news about the economy and earnings is music to the ears of the bond market, and there has certainly been a lot of bad news. Our fixed income investments performed well due to a focus on high quality bonds. As investor confidence and economic conditions continued to deteriorate, lower-quality bonds came under a great deal of pressure. In contrast, Treasury bonds did not have quality issues to worry about, and could benefit directly from the fall in interest rates, especially at the long end of the yield curve.

What happened to the markets last year and early this year wasn't necessarily a surprise. Large cap growth stocks were riding at unsustainable valuation levels, and sooner or later, the bubble had to burst. Over the past several years, in which a few sectors of the market did particularly well while others languished, many investors got caught up in the excitement of technology stocks and other momentum-driven sectors. Those investors have now paid a heavy price. In contrast, we've always believed that disciplined investing, diversification, and fundamental analysis are keys to long-term investment success. By focusing on fundamental bottom-up analysis, we have been able to identify stocks that offer growth potential based on underlying company characteristics, rather than relying on continued market speculation.

Adherence to our fundamental perspective not only helped us prepare for the stock market slide, but also allowed us to report impressive returns in each of the Series relative to their benchmarks. With generally defensive positioning going into the downturn, including modest exposure to technology stocks and an emphasis on such sectors as consumer staples, energy and high quality utilities, we were able to defend well against the volatility of the markets. Furthermore, the downturn in late 2000 and early 2001 has enabled us to increase exposure to high quality technology, communications services and other more economically sensitive stocks at attractive valuations.

It's impossible to predict exactly when the markets will resume a healthy course. However, after watching the free-fall over the last year, it's important to remain cautious. Many signs point to the fact that we could see additional declines, since many of the drastically overvalued stocks have yet to come down to reasonable levels. We won't always be able to earn positive returns in a down market, but we are confident that our fundamental, time-tested approach will help reduce losses through the remainder of the storm, and allow us to pick investments with good recovery prospects in a beaten-down market.

As  always,  we  appreciate  the  opportunity  to  serve  you.

Sincerely,

EXETER  TRUST  MANAGEMENT

Asset  Allocation  -  As  of  April  30,  2001  (unaudited)



[graphic]
[pie  chart]

Data  for  pie  charts  to  follow:

Defensive  Series
Stocks  -  15.16%
Bonds  -  81.09%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 3.75%

Blended  Asset  I
Stocks  -  37.76%
Bonds  -  55.07%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 7.17%

Blended  Asset  II
Stocks  -  55.92%
Bonds  -  41.09%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 2.99%

Maximum  Horizon  Series
Stocks  -  83.44%
Bonds  -  11.57%
Cash,  short-term  investments,  and  other  assets,  less  liabilities  - 4.99%

Performance  Update  as  of  April  30,  2001  (unaudited)



Exeter  Fund,  Inc.  -  Defensive  Series




                                  Total Return
Through       Growth of $10,000                  Average
4/30/01       Investment          Cumulative     Annual
One Year         $11,224             12.24%       12.24%
Five Year        $14,328             43.28%        7.45%
Inception 1      $14,494             44.94%        6.98%




Lehman  Brothers  Intermediate  Bond  Index




                                 Total Return
Through       Growth of $10,000                  Average
4/30/01       Investment         Cumulative      Annual
One Year           $11,212           12.12%       12.12%
Five Year          $14,039           40.39%        7.02%
Inception 1        $14,202           42.02%        6.58%




15-85  Blended  Index




                                  Total Return
Through       Growth of $10,000                  Average
4/30/01       Investment          Cumulative     Annual
One Year                $10,834        8.34%       8.34%
Five Year               $15,019       50.19%       8.47%
Inception 1             $15,478       54.78%       8.26%



The value of a $10,000 investment in the Exeter Fund, Inc. - Defensive Series from its inception (11/1/95) to present (4/30/01) as compared to the Lehman Brothers Intermediate Bond Index and a 15-85 Blended Index. 2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:




                   Exeter Fund, Inc   Lehman Brothers Intermediate
                   Defensive Series   Bond Index                    15-85 Blended Index
11/01/1995 . . .   $         10,000   $                     10,000   $           10,000
10/31/1996 . . .             10,494                         10,581               10,847
10/31/1997 . . .             11,411                         11,374               12,052
10/31/1998 . . .             12,157                         12,411               13,398
10/31/1999 . . .             12,371                         12,533               13,999
10/31/2000 . . .             13,684                         13,342               14,934
04/30/2001 . . .             14,494                         14,202               15,478



1 Performance numbers for the Series and Indices are calculated from November 1, 1995, the Series' inception date. The Series performance is historical and may not be indicative of future results.

2 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,300 corporate and government investment grade securities with maturities greater than one year but less than ten years. The 15-85 Blended Index is 15% Standard & Poor's (S&P) 500 Total Return Index and 85% Lehman Brothers Intermediate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  2001  (unaudited)






DEFENSIVE SERIES                                   SHARES   VALUE (NOTE 2)
-------------------------------------------------  -------  ---------------
COMMON STOCK - 15.16%
AGRICULTURAL PRODUCTION - 0.34%
Sylvan, Inc.* . . . . . . . . . . . . . . . . . .      375  $         4,425
Syngenta AG - ADR* (Switzerland) (Note 7) . . . .    1,600           16,192
                                                            ---------------
                                                                     20,617
                                                            ---------------

APPAREL - 0.45%
Adidas-Salomon AG (Germany) (Note 7). . . . . . .      450           27,128
                                                            ---------------

BUSINESS SERVICES - 0.01%
National Data Corp. . . . . . . . . . . . . . . .       25              716
                                                            ---------------

CHEMICAL & ALLIED PRODUCTS - 2.87%
PHARMACEUTICAL PREPARATIONS - 1.37%
American Home Products Corp.. . . . . . . . . . .       40            2,310
BioCryst Pharmaceuticals, Inc.* . . . . . . . . .       75              377
BioSource International, Inc.*. . . . . . . . . .       75              574
ICN Pharmaceuticals, Inc. . . . . . . . . . . . .      100            2,562
Merck KGaA (Germany) (Note 7) . . . . . . . . . .       25              887
Novartis AG - ADR (Switzerland) (Note 7). . . . .       25              979
Pfizer, Inc.. . . . . . . . . . . . . . . . . . .       25            1,083
Pharmacia Corp. . . . . . . . . . . . . . . . . .      700           36,582
Schering-Plough Corp. . . . . . . . . . . . . . .      975           37,577
                                                            ---------------
                                                                     82,931
                                                            ---------------

PLASTIC MATERIALS - 0.59%
Eastman Chemical Co.. . . . . . . . . . . . . . .      650           34,606
PolyOne Corp. . . . . . . . . . . . . . . . . . .      100              845
                                                            ---------------
                                                                     35,451
                                                            ---------------

MISCELLANEOUS - 0.91%
Agrium, Inc. (Canada) (Note 7). . . . . . . . . .       50              574
Cypress Bioscience, Inc.* . . . . . . . . . . . .       56              106
Procter & Gamble Co.. . . . . . . . . . . . . . .      425           25,521
The Scotts Co.* . . . . . . . . . . . . . . . . .       25            1,045
Sigma-Aldrich Corp. . . . . . . . . . . . . . . .      550           25,322
Techne Corp.* . . . . . . . . . . . . . . . . . .       75            2,408
                                                            ---------------
                                                                     54,976
                                                            ---------------
                                                                    173,358
                                                            ---------------

COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 0.04%
Monsanto Co.. . . . . . . . . . . . . . . . . . .       75            2,321
                                                            ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






DEFENSIVE SERIES                              SHARES  VALUE (NOTE 2)
--------------------------------------------  ------  ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.04%
Eclipsys Corp.*. . . . . . . . . . . . . . .      25  $           505
IDX Systems Corp.* . . . . . . . . . . . . .      25              519
Sabre Holdings Corp.*. . . . . . . . . . . .      25            1,247
Unisys Corp.*. . . . . . . . . . . . . . . .      25              301
                                                      ---------------
                                                                2,572
                                                      ---------------

ELECTRIC, GAS & SANITARY SERVICES - 0.25%
Ameren Corp. . . . . . . . . . . . . . . . .      75            3,148
Cinergy Corp.. . . . . . . . . . . . . . . .     350           12,138
                                                      ---------------
                                                               15,286
                                                      ---------------

ELECTRONICS & ELECTRICAL EQUIPMENT - 0.84%
ADC Telecommunications, Inc.*. . . . . . . .      25              188
Altera Corp.*. . . . . . . . . . . . . . . .      25              632
American Superconductor Corp.* . . . . . . .      50              780
The Carbide/Graphite Group, Inc.*. . . . . .     300              495
Intel Corp.. . . . . . . . . . . . . . . . .      25              773
Motorola, Inc. . . . . . . . . . . . . . . .      25              389
Texas Instruments, Inc.. . . . . . . . . . .   1,225           47,408
Veramark Technologies, Inc.* . . . . . . . .     175              254
                                                      ---------------
                                                               50,919
                                                      ---------------

FABRICATED METAL PRODUCTS - 0.22%
Lockheed Martin Corp.. . . . . . . . . . . .     350           12,306
Norddeutsche Affinerie AG (Germany) (Note 7)      75              924
                                                      ---------------
                                                               13,230
                                                      ---------------

FOOD & BEVERAGES - 1.37%
Constellation Brands, Inc.*. . . . . . . . .      25            1,631
Diageo plc - ADR (United Kingdom) (Note 7) .     550           23,045
Earthgrains Co.. . . . . . . . . . . . . . .      50            1,125
Flowers Foods, Inc.* . . . . . . . . . . . .      10              272
H.J. Heinz Co. . . . . . . . . . . . . . . .     550           21,532
Unilever plc - ADR (United Kingdom) (Note 7)   1,160           35,229
                                                      ---------------
                                                               82,834
                                                      ---------------

FRESH FRUITS & VEGETABLES - 0.02%
Fresh Del Monte Produce, Inc.* . . . . . . .     150            1,020
                                                      ---------------

FURNITURE & FIXTURES - 0.02%
Hillenbrand Industries, Inc. . . . . . . . .      25            1,262
                                                      ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






DEFENSIVE SERIES                                      SHARES   VALUE (NOTE 2)
----------------------------------------------------  -------  ---------------
GLASS PRODUCTS - 0.06%
Corning, Inc.. . . . . . . . . . . . . . . . . . . .       50  $         1,098
Libbey, Inc. . . . . . . . . . . . . . . . . . . . .       50            1,679
Waterford Wedgwood plc (Ireland) (Note 7). . . . . .      800              847
                                                               ---------------
                                                                         3,624
                                                               ---------------

HEALTH SERVICES - 0.07%
Manor Care, Inc.*. . . . . . . . . . . . . . . . . .      125            2,900
Sunrise Assisted Living, Inc. *. . . . . . . . . . .       75            1,688
                                                               ---------------
                                                                         4,588
                                                               ---------------

INDUSTRIAL & COMMERCIAL MACHINERY
& COMPUTER EQUIPMENT - 0.84%
Bell & Howell Co.* . . . . . . . . . . . . . . . . .       50            1,300
Cisco Systems, Inc.* . . . . . . . . . . . . . . . .       25              424
Compaq Computer Corp.. . . . . . . . . . . . . . . .    1,250           21,875
Cooper Cameron Corp.*. . . . . . . . . . . . . . . .      100            6,306
Dell Computer Corp.* . . . . . . . . . . . . . . . .       25              657
Diebold, Inc.. . . . . . . . . . . . . . . . . . . .      500           16,295
Hewlett-Packard Co.. . . . . . . . . . . . . . . . .       25              711
Lexmark International, Inc.* . . . . . . . . . . . .       25            1,536
PSC, Inc.* . . . . . . . . . . . . . . . . . . . . .       75               82
Pall Corp. . . . . . . . . . . . . . . . . . . . . .       50            1,174
Sun Microsystems, Inc.*. . . . . . . . . . . . . . .       25              428
                                                               ---------------
                                                                        50,788
                                                               ---------------

OIL & GAS EXTRACTION & RELATED SERVICES - 2.49%
Gulf Canada Resources Ltd.* (Canada) (Note 7). . . .   13,600           77,520
Petroleo Brasileiro S.A. (Petrobras) -
ADR (Brazil) (Note 7). . . . . . . . . . . . . . . .    1,075           26,123
Schlumberger Ltd.. . . . . . . . . . . . . . . . . .      400           26,520
Stolt Offshore S.A. - ADR* (United Kingdom) (Note 7)       75            1,055
Transocean Sedco Forex, Inc. . . . . . . . . . . . .      150            8,142
Varco International, Inc.* . . . . . . . . . . . . .      475           11,106
                                                               ---------------
                                                                       150,466
                                                               ---------------

PRIMARY METAL INDUSTRIES - 0.30%
Intermet Corp. . . . . . . . . . . . . . . . . . . .       75              379
Phelps Dodge Corp. . . . . . . . . . . . . . . . . .      300           13,422
Texas Industries, Inc. . . . . . . . . . . . . . . .      150            4,605
                                                               ---------------
                                                                        18,406
                                                               ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






DEFENSIVE SERIES                                 SHARES  VALUE (NOTE 2)
-----------------------------------------------  ------  ---------------
RETAIL - 0.53%
Amazon.com, Inc.* . . . . . . . . . . . . . . .      25  $           394
The Gap, Inc. . . . . . . . . . . . . . . . . .     325            9,006
Great Atlantic & Pacific Tea Company, Inc.. . .      50              620
Hancock Fabrics, Inc. . . . . . . . . . . . . .   1,350           11,151
Omnicare, Inc.. . . . . . . . . . . . . . . . .     100            2,220
Staples, Inc.*. . . . . . . . . . . . . . . . .     500            8,135
Syms Corp.* . . . . . . . . . . . . . . . . . .      75              513
                                                         ---------------
                                                                  32,039
                                                         ---------------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 0.01%
Applied Extrusion Technologies, Inc.* . . . . .     125              699
                                                         ---------------

SOFTWARE - 0.46%
Computer Associates International, Inc. . . . .      25              805
Electronic Data Systems Corp. . . . . . . . . .      25            1,612
J.D. Edwards & Co.* . . . . . . . . . . . . . .      25              197
MedicaLogic/Medscape, Inc.* . . . . . . . . . .     175              217
Microsoft Corp.*. . . . . . . . . . . . . . . .      25            1,694
Oracle Corp.* . . . . . . . . . . . . . . . . .      25              404
Parametric Technology Corp.*. . . . . . . . . .   2,025           23,085
                                                         ---------------
                                                                  28,014
                                                         ---------------

TECHNICAL INSTRUMENTS & SUPPLIES - 1.08%
Aclara Biosciences, Inc.* . . . . . . . . . . .     150              780
Apogent Technologies, Inc.* . . . . . . . . . .     175            4,025
Applera Corp. - Applied Biosystems Group. . . .     125            4,007
Aradigm Corp.*. . . . . . . . . . . . . . . . .      25              189
Boston Scientific Corp.*. . . . . . . . . . . .      75            1,191
Bruker Daltonics, Inc.* . . . . . . . . . . . .      75            1,166
Eastman Kodak Co. . . . . . . . . . . . . . . .     850           36,975
Edwards Lifesciences Corp.* . . . . . . . . . .     125            2,706
Millipore Corp. . . . . . . . . . . . . . . . .      25            1,434
Raytheon Co. - Class A. . . . . . . . . . . . .     350           10,308
Sola International, Inc.* . . . . . . . . . . .     175            1,748
Sybron Dental Specialties, Inc.*. . . . . . . .      58            1,160
                                                         ---------------
                                                                  65,689
                                                         ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001






DEFENSIVE SERIES                                         SHARES   VALUE (NOTE 2)
-------------------------------------------------------  -------  ---------------
TELECOMMUNICATION SERVICES - 0.80%
AT&T Corp.. . . . . . . . . . . . . . . . . . . . . . .       25  $           557
BellSouth Corp. . . . . . . . . . . . . . . . . . . . .      275           11,539
Rogers Communications, Inc. - Class B* (Canada)(Note 7)       50              652
SBC Communications, Inc.. . . . . . . . . . . . . . . .      100            4,125
Sinclair Broadcast Group, Inc.* . . . . . . . . . . . .      150            1,226
Sprint Corp.. . . . . . . . . . . . . . . . . . . . . .      525           11,225
Telecomunicacoes Brasileiras S.A. (Telebras) -
ADR (Brazil) (Note 7) . . . . . . . . . . . . . . . . .      230           11,785
Verizon Communications, Inc.. . . . . . . . . . . . . .      125            6,884
WorldCom, Inc.* . . . . . . . . . . . . . . . . . . . .       25              456
                                                                   --------------
                                                                           48,449
                                                                   --------------

TESTING LABORATORIES - 0.07%
Paradigm Geophysical Ltd.* (Israel) (Note 7). . . . . .      700            4,039
                                                                  ---------------

TEXTILE MILL PRODUCTS - 0.12%
Albany International Corp. - Class A* . . . . . . . . .      358            7,096
                                                                  ---------------

TRANSPORTATION - 1.86%
EQUIPMENT - 0.31%
Northrop Grumman Corp.. . . . . . . . . . . . . . . . .      200           18,050
Wabtec Corp.. . . . . . . . . . . . . . . . . . . . . .       50              668
                                                                  ---------------
                                                                           18,718
                                                                  ---------------

RAILROAD - 1.36%
Burlington North Santa Fe Corp. . . . . . . . . . . . .      800           23,520
Canadian National Railway Co. (Canada) (Note 7) . . . .    1,450           57,405
Kansas City Southern Industries, Inc. . . . . . . . . .      100            1,281
                                                                  ---------------
                                                                           82,206
                                                                  ---------------

WATER - 0.19%
Trico Marine Services, Inc.*. . . . . . . . . . . . . .      775           11,222
                                                                  ---------------
                                                                          112,146
                                                                  ---------------

TOTAL COMMON STOCK
(Identified Cost $854,100). . . . . . . . . . . . . . .                   917,306
                                                                  ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001






DEFENSIVE SERIES                        SHARES/PRINCIPAL AMOUNT   VALUE (NOTE 2)
--------------------------------------  ------------------------  ---------------
U.S. TREASURY SECURITIES - 74.53%
U.S. TREASURY BONDS - 4.87%
U.S. Treasury Bond, 6.875%, 8/15/2025.  $                210,000  $       235,571
U.S. Treasury Bond, 6.50%, 11/15/2026.                    55,000           59,179
                                                                  ---------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $281,898) . . . . . .                                    294,750
                                                                  ---------------

U.S. TREASURY NOTES - 69.66%
U.S. Treasury Note, 6.375%, 9/30/2001.                    25,000           25,232
U.S. Treasury Note, 6.25%, 6/30/2002 .                   150,000          153,525
U.S. Treasury Note, 5.875%, 9/30/2002.                   275,000          281,169
U.S. Treasury Note, 6.25%, 2/15/2003 .                   215,000          222,020
U.S. Treasury Note, 4.25%, 3/31/2003 .                   300,000          299,629
U.S. Treasury Note, 5.50%, 3/31/2003 .                   190,000          194,044
U.S. Treasury Note, 5.875%, 2/15/2004.                   275,000          284,315
U.S. Treasury Note, 6.00%, 8/15/2004 .                   500,000          519,519
U.S. Treasury Note, 7.25%, 8/15/2004 .                    65,000           69,957
U.S. Treasury Note, 6.50%, 5/15/2005 .                   625,000          662,811
U.S. Treasury Note, 6.625%, 5/15/2007.                   300,000          323,428
U.S. Treasury Note, 6.125%, 8/15/2007.                     5,000            5,263
U.S. Treasury Note, 5.50%, 2/15/2008 .                   440,000          447,679
U.S. Treasury Note, 4.75%, 11/15/2008.                   550,000          532,039
U.S. Treasury Note, 5.00%, 2/15/2011 .                   200,000          194,938
                                                                  ---------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $4,087,498) . . . . .                                  4,215,568
                                                                  ---------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $4,369,396) . . . . .                                  4,510,318
                                                                  ---------------

U.S. GOVERNMENT AGENCIES - 6.56%
MORTGAGE BACKED SECURITIES
GNMA, Pool #365225, 9.00%, 11/15/2024.                    19,783           21,027
GNMA, Pool #398655, 6.50%, 5/15/2026 .                    34,679           34,494
GNMA, Pool #452826, 9.00%, 1/15/2028 .                    40,665           42,737
GNMA, Pool #460820, 6.00%, 6/15/2028 .                    91,146           88,704
GNMA, Pool #458983, 6.00%, 1/15/2029 .                   216,174          210,276
                                                                  ---------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $385,630) . . . . . .                                    397,238
                                                                  ---------------

SHORT-TERM INVESTMENTS - 2.61%
Dreyfus Treasury Cash Management Fund
(Identified Cost $157,742) . . . . . .                   157,742          157,742
                                                                  ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






DEFENSIVE SERIES                        VALUE (NOTE 2)
--------------------------------------  ---------------
TOTAL INVESTMENTS - 98.86%
(Identified Cost $5,766,868) . . . . .  $     5,982,604

OTHER ASSETS, LESS LIABILITIES - 1.14%           69,224
                                        ---------------

NET ASSETS - 100%. . . . . . . . . . .  $     6,051,828
                                        ===============



*Non-income  producing  security
ADR  =  American  Depository  Receipt

FEDERAL  TAX  INFORMATION:

At April 30, 2001, the net unrealized appreciation based on identified cost for federal income tax purposes of $5,766,868 was as follows:





Unrealized appreciation . . .  $297,658
Unrealized depreciation . . .   (81,922)
                               ---------

UNREALIZED APPRECIATION - NET  $215,736
                               =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Defensive  Series  (unaudited)







APRIL 30, 2001


ASSETS:
Investments, at value (identified cost $5,766,868)(Note 2) .  $5,982,604
Interest receivable. . . . . . . . . . . . . . . . . . . . .      73,855
Dividends receivable . . . . . . . . . . . . . . . . . . . .       3,690
Receivable for securities sold . . . . . . . . . . . . . . .         720
Foreign tax reclaim receivable . . . . . . . . . . . . . . .          86
Receivable from investment advisor (Note 3). . . . . . . . .      16,968
                                                              ----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . .   6,077,923
                                                              ----------

LIABILITIES:

Accrued directors' fees (Note 3) . . . . . . . . . . . . . .       4,277
Accrued fund accounting fees (Note 3). . . . . . . . . . . .       4,258
Transfer agent fees payable (Note 3) . . . . . . . . . . . .       3,189
Audit fee payable. . . . . . . . . . . . . . . . . . . . . .       5,021
Custodian fees payable . . . . . . . . . . . . . . . . . . .         743
Due to custodian . . . . . . . . . . . . . . . . . . . . . .       5,608
Other payables and accrued expenses. . . . . . . . . . . . .       2,999
                                                              ----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . .      26,095
                                                              ----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $6,051,828
                                                              ==========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . .  $    5,430
Additional paid-in-capital . . . . . . . . . . . . . . . . .   5,709,325
Undistributed net investment income. . . . . . . . . . . . .      91,394
Accumulated net realized gain on investments . . . . . . . .      29,946
Net unrealized appreciation on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . .     215,733
                                                              ----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $6,051,828
                                                              ==========

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE - CLASS A
($6,051,828/543,006 shares). . . . . . . . . . . . . . . . .  $    11.15
                                                              ==========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Defensive  Series  (unaudited)







FOR THE SIX MONTHS ENDED APRIL 30, 2001


INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . .  $133,115
Dividends (net of foreign tax withheld, $193). . .    14,162
                                                    ---------

Total Investment Income. . . . . . . . . . . . . .   147,277
                                                    ---------


EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . .    20,781
Fund accounting fees (Note 3). . . . . . . . . . .    27,125
Directors' fees (Note 3) . . . . . . . . . . . . .     3,373
Transfer agent fees (Note 3) . . . . . . . . . . .     3,189
Audit fee. . . . . . . . . . . . . . . . . . . . .     5,303
Registration and filing fees . . . . . . . . . . .     4,959
Custodian fee. . . . . . . . . . . . . . . . . . .     2,738
Miscellaneous. . . . . . . . . . . . . . . . . . .     1,965
                                                    ---------

Total Expenses . . . . . . . . . . . . . . . . . .    69,433

Less Reduction of Expenses (Note 3). . . . . . . .   (43,461)
                                                    ---------

Net Expenses . . . . . . . . . . . . . . . . . . .    25,972
                                                    ---------

NET INVESTMENT INCOME. . . . . . . . . . . . . . .   121,305
                                                    ---------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:

Net realized gain on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . .    37,321
Net change in unrealized appreciation on
investments and other assets and liabilities . . .   129,137

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS . . . . . . . . . . . . . . . . . .   166,458
                                                    ---------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS. . . . . . . . . . . . . . . . . .  $287,763
                                                    =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets  -  Defensive  Series






                                                          FOR THE
                                                         SIX MONTHS
                                                           ENDED        FOR THE
                                                          4/30/01      YEAR ENDED
                                                         (UNAUDITED)    10/31/00
                                                        ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $   121,305   $   198,775
Net realized gain on investments . . . . . . . . . . .       37,321       133,723
Net change in unrealized appreciation on investments .      129,137       159,623
                                                        ------------  ------------

Net increase from operations . . . . . . . . . . . . .      287,763       492,121
                                                        ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . . . . . .     (146,359)     (194,531)
From net realized gain on investments. . . . . . . . .     (134,884)      (42,821)
                                                        ------------  ------------

Total distribution to shareholders . . . . . . . . . .     (281,243)     (237,352)
                                                        ------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share
transactions (Note 5). . . . . . . . . . . . . . . . .    1,207,307      (253,526)
                                                        ------------  ------------

Net increase in net assets . . . . . . . . . . . . . .    1,213,827         1,243

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .    4,838,001     4,836,758
                                                        ------------  ------------

END OF PERIOD (including undistributed net investment
Income of $91,394 and $116,448, respectively). . . . .  $ 6,051,828   $ 4,838,001
                                                        ============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Defensive  Series






                                                        FOR THE
                                                       SIX MONTHS
                                                         ENDED
                                                        4/30/01                      FOR THE YEARS ENDED
                                                      (UNAUDITED)    10/31/00  10/31/99  10/31/98  10/31/97  10/31/96
                                                      ------------  ---------  --------  --------  --------  --------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . . .  $     11.16   $   10.62  $  10.85  $  10.71  $  10.29  $  10.00
                                                      ------------  ---------  --------  --------  --------  ---------

Income from investment operations:
Net investment income* . . . . . . . . . . . . . . .         0.97        0.46      0.46      0.35      0.42      0.35
Net realized and unrealized gain on
investments. . . . . . . . . . . . . . . . . . . . .        (0.33)       0.62     (0.27)     0.32      0.45      0.14
                                                      ------------  ---------  ---------  --------  --------  ---------

Total from investment operations . . . . . . . . . .         0.64        1.08      0.19      0.67      0.87      0.49
                                                      ------------  ---------  ---------  --------  --------  ---------
Less distributions to shareholders:
From net investment income . . . . . . . . . . . . .        (0.34)      (0.44)    (0.38)    (0.35)    (0.38)    (0.20)
From net realized gain on investments. . . . . . . .        (0.31)      (0.10)    (0.04)    (0.18)    (0.07)       --
                                                      ------------  ---------- ---------  --------  --------  ---------

Total distribution to shareholders . . . . . . . . .        (0.65)      (0.54)    (0.42)    (0.53)    (0.45)    (0.20)
                                                      ------------  ---------- ---------  --------  --------  ---------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $     11.15   $   11.16   $ 10.62   $ 10.85   $ 10.71   $ 10.29
                                                      ============  ==========  ========  ========  ========  ==========

Total return1. . . . . . . . . . . . . . . . . . . .         5.92%      10.62%     1.75%     6.54%     8.74%     4.94%

Ratios (to average net assets) / Supplemental Data:
Expenses*. . . . . . . . . . . . . . . . . . . . . .       1.00%2        1.00%     1.00%     1.00%     1.00%     1.00%
Net investment income* . . . . . . . . . . . . . . .       4.67%2        4.13%     4.08%     4.20%     4.45%     4.26%

Portfolio turnover . . . . . . . . . . . . . . . . .            6%         33%       33%       15%       60%       30%

NET ASSETS - END OF PERIOD (000's omitted) . . . . .  $     6,052   $   4,838   $ 4,837   $ 5,733   $ 1,764    $  745
                                                      ============  ==========  ========  ========  ========  ==========



*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:




Net investment income . . . . .  $  0.62  $0.32   $0.40   $0.29   $0.27   $0.23

Ratios (to average net assets):
Expenses. . . . . . . . . . . .   2.67%2   2.23%   1.57%   1.73%   2.59%   2.50%
Net investment income . . . . .   3.00%2   2.90%   3.51%   3.47%   2.86%   2.76%



1 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  as  of  April  30,  2001  (unaudited)



Exeter  Fund,  Inc.  -  Blended  Asset  Series  I




                                 Total Return
Through      Growth of $10,000                  Average
4/30/01      Investment          Cumulative     Annual
One Year               $11,286        12.86%     12.86%
Five Year              $15,932        59.32%      9.76%
Inception 1            $19,584        95.84%      9.21%




Lehman  Brothers  Intermediate  Bond  Index




                                   Total Return
Through       Growth of $10,000                   Average
4/30/01       Investment           Cumulative     Annual
One Year                $11,212         12.12%     12.12%
Five Year               $14,039         40.39%      7.02%
Inception 1             $15,741         57.41%      6.13%



30  -  70  Blended  Index




                                   Total Return
Through       Growth of $10,000                   Average
4/30/01       Investment           Cumulative     Annual
One Year                $10,435          4.35%      4.35%
Five Year               $16,001         60.01%      9.85%
Inception 1             $19,673         96.73%      9.27%



The value of a $10,000 investment in the Exeter Fund, Inc. - Blended Asset Series I from its inception (9/15/93) to present (4/30/01) as compared to the Lehman Brothers Intermediate Bond Index and a 30-70 Blended Index.2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:




              Exeter Fund, Inc.       Lehman Brothers Intermediate
Date          Blended Asset Series I  Bond Index                     30-70 Blended Index
09/15/1993                   $10,000                       $10,000               $10,000
12/31/1993                    10,092                        10,032                10,081
12/31/1994                    10,012                         9,838                 9,986
12/31/1995                    12,123                        11,347                12,151
10/31/1996                    12,806                        11,728                13,040
10/31/1997                    14,472                        12,606                14,965
10/31/1998                    15,383                        13,755                16,937
10/31/1999                    16,048                        13,891                18,300
10/31/2000                    18,634                        14,788                19,507
04/31/2001                    19,584                        15,741                19,673



1 Performance numbers for the Series and Indices are calculated from September 15, 1993, the Series' inception date. The Series' performance is historical and may not be indicative of future results.

2 The Lehman Brothers Intermediate Bond Index is a market value weighted measure of approximately 3,300 corporate and government investment grade securities with maturities greater than one year but less than ten years. The 30-70 Blended Index is 30% Standard & Poor's (S&P) 500 Total Return Index and 70% Lehman Brothers Intermediate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. Both Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  2001  (unaudited)






BLENDED ASSET SERIES I                              SHARES    VALUE (NOTE 2)
-------------------------------------------------  ---------  ---------------
COMMON STOCK - 37.76%
AGRICULTURAL PRODUCTION - 0.77%
Sylvan, Inc.* . . . . . . . . . . . . . . . . . .      1,250  $        14,750
Syngenta AG - ADR* (Switzerland) (Note 7) . . . .     15,025          152,053
                                                              ---------------
                                                                      166,803
                                                              ---------------

APPAREL - 1.86%
Adidas-Salomon AG (Germany) (Note 7). . . . . . .      6,725          405,419
                                                              ---------------

BUSINESS SERVICES - 0.03%
National Data Corp. . . . . . . . . . . . . . . .        225            6,446
                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 7.74%
PHARMACEUTICAL PREPARATIONS - 5.04%
Akzo Nobel N.V. (Netherlands) (Note 7). . . . . .        100            4,162
Altana AG (Germany) (Note 7). . . . . . . . . . .         25            3,014
American Home Products Corp.. . . . . . . . . . .        375           21,656
BioCryst Pharmaceuticals, Inc.* . . . . . . . . .        700            3,521
BioSource International, Inc.*. . . . . . . . . .        650            4,979
ICN Pharmaceuticals, Inc. . . . . . . . . . . . .        850           21,777
Merck KGaA (Germany) (Note 7) . . . . . . . . . .        350           12,412
Novartis AG - ADR (Switzerland) (Note 7). . . . .        250            9,788
Pfizer, Inc.. . . . . . . . . . . . . . . . . . .        200            8,660
Pharmacia Corp. . . . . . . . . . . . . . . . . .     12,425          649,331
Schering-Plough Corp. . . . . . . . . . . . . . .      9,250          356,495
                                                              ---------------
                                                                    1,095,795
                                                              ---------------

PLASTIC MATERIALS - 1.51%
Eastman Chemical Co.. . . . . . . . . . . . . . .      5,975          318,109
PolyOne Corp. . . . . . . . . . . . . . . . . . .      1,225           10,351
                                                              ---------------
                                                                      328,460
                                                              ---------------
MISCELLANEOUS - 1.19%
Agrium, Inc. (Canada) (Note 7). . . . . . . . . .        450            5,166
Cypress Bioscience, Inc.* . . . . . . . . . . . .        740            1,406
Procter & Gamble Co.. . . . . . . . . . . . . . .      3,725          223,686
The Scotts Co.* . . . . . . . . . . . . . . . . .        275           11,495
Techne Corp.* . . . . . . . . . . . . . . . . . .        550           17,655
                                                              ---------------
                                                                      259,408
                                                              ---------------
                                                                    1,683,663
                                                              ---------------

COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 0.10%
Monsanto Co.. . . . . . . . . . . . . . . . . . .        700           21,665
                                                              ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






BLENDED ASSET SERIES I                        SHARES   VALUE (NOTE 2)
--------------------------------------------  -------  ---------------
COMPUTER INTEGRATED SYSTEMS DESIGN - 0.14%
Eclipsys Corp.*. . . . . . . . . . . . . . .      325  $         6,562
IDX Systems Corp.* . . . . . . . . . . . . .      425            8,823
Sabre Holdings Corp.*. . . . . . . . . . . .      250           12,465
Unisys Corp.*. . . . . . . . . . . . . . . .      250            3,010
                                                       ---------------
                                                                30,860
                                                       ---------------

ELECTRIC, GAS & SANITARY SERVICES - 0.91%
Ameren Corp. . . . . . . . . . . . . . . . .    2,300           96,531
Cinergy Corp.. . . . . . . . . . . . . . . .    2,950          102,306
                                                       ---------------
                                                               198,837
                                                       ---------------

ELECTRONICS & ELECTRICAL EQUIPMENT - 2.51%
ADC Telecommunications, Inc.*. . . . . . . .      275            2,065
Altera Corp.*. . . . . . . . . . . . . . . .      150            3,794
American Superconductor Corp.* . . . . . . .      425            6,630
Analog Devices, Inc.*. . . . . . . . . . . .      100            4,731
The Carbide/Graphite Group, Inc.*. . . . . .    1,175            1,939
Intel Corp.. . . . . . . . . . . . . . . . .      275            8,500
Maxim Integrated Products, Inc.* . . . . . .      100            5,110
Micron Technology, Inc.* . . . . . . . . . .       75            3,404
Motorola, Inc. . . . . . . . . . . . . . . .      225            3,499
Nokia Oyj. - ADR (Finland) (Note 7). . . . .       75            2,564
Nortel Networks Corp. (Canada) (Note 7). . .       75            1,147
Texas Instruments, Inc.. . . . . . . . . . .   12,800          495,360
Veramark Technologies, Inc.* . . . . . . . .    2,025            2,936
Xilinx, Inc.*. . . . . . . . . . . . . . . .       75            3,560
                                                       ---------------
                                                               545,239
                                                       ---------------

FABRICATED METAL PRODUCTS - 0.65%
Lockheed Martin Corp.. . . . . . . . . . . .    3,700          130,092
Norddeutsche Affinerie AG (Germany) (Note 7)      925           11,399
                                                       ---------------
                                                               141,491
                                                       ---------------

FOOD & KINDRED PRODUCTS - 4.03%
Constellation Brands, Inc.*. . . . . . . . .      150            9,788
Diageo plc - ADR (United Kingdom) (Note 7) .    7,800          326,820
Earthgrains Co.. . . . . . . . . . . . . . .      575           12,938
Flowers Foods, Inc.* . . . . . . . . . . . .      100            2,725
H.J. Heinz Co. . . . . . . . . . . . . . . .    5,250          205,538
Unilever plc - ADR (United Kingdom) (Note 7)   10,482          318,338
                                                       ---------------
                                                               876,147
                                                       ---------------
FRESH FRUIT & VEGETABLES - 0.05%
Fresh Del Monte Produce, Inc.* . . . . . . .    1,725           11,730
                                                       ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






BLENDED ASSET SERIES I                                        SHARES   VALUE (NOTE 2)
------------------------------------------------------------  -------  ---------------
FURNITURE & FIXTURES - 0.06%
Hillenbrand Industries, Inc. . . . . . . . . . . . . . . . .      275  $        13,888
                                                                       ---------------

GLASS PRODUCTS - 0.17%
Corning, Inc.. . . . . . . . . . . . . . . . . . . . . . . .      350            7,689
Libbey, Inc. . . . . . . . . . . . . . . . . . . . . . . . .      500           16,795
Waterford Wedgwood plc (Ireland) (Note 7). . . . . . . . . .   11,000           11,647
                                                                       ---------------
                                                                                36,131
                                                                       ---------------

HEALTH SERVICES - 0.24%
Manor Care, Inc.*. . . . . . . . . . . . . . . . . . . . . .    1,175           27,260
Sunrise Assisted Living, Inc.* . . . . . . . . . . . . . . .    1,125           25,324
                                                                       ---------------
                                                                                52,584
                                                                       ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
EQUIPMENT - 2.23%
Bell & Howell Co.* . . . . . . . . . . . . . . . . . . . . .      625           16,250
Brocade Communications Systems, Inc.*. . . . . . . . . . . .       50            1,899
Cisco Systems, Inc.* . . . . . . . . . . . . . . . . . . . .      275            4,669
Compaq Computer Corp.. . . . . . . . . . . . . . . . . . . .   12,800          224,000
Cooper Cameron Corp.*. . . . . . . . . . . . . . . . . . . .    1,025           64,637
Dell Computer Corp.* . . . . . . . . . . . . . . . . . . . .      250            6,572
Diebold, Inc.. . . . . . . . . . . . . . . . . . . . . . . .    4,475          145,840
EMC Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .      100            3,960
Hewlett-Packard Co.. . . . . . . . . . . . . . . . . . . . .      125            3,554
PSC, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .      975            1,072
Pall Corp. . . . . . . . . . . . . . . . . . . . . . . . . .      375            8,801
Sun Microsystems, Inc.*. . . . . . . . . . . . . . . . . . .      175            2,996
                                                                       ---------------
                                                                               484,250
                                                                       ---------------

MOTION PICTURE PRODUCTION - 0.08%
Alliance Atlantis Communications, Inc.* (Canada) (Note 7). .    1,300           16,406
                                                                       ---------------

OIL & GAS EXTRACTION & RELATED SERVICES - 4.41%
Gulf Canada Resouces Ltd.* (Canada) (Note 7) . . . . . . . .   54,150          308,655
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)    8,250          200,475
Schlumberger Ltd.. . . . . . . . . . . . . . . . . . . . . .    3,750          248,625
Stolt Offshore S.A. - ADR* (United Kingdom) (Note 7) . . . .    1,100           15,477
Transocean Sedco Forex, Inc. . . . . . . . . . . . . . . . .    1,450           78,706
Varco International, Inc.* . . . . . . . . . . . . . . . . .    4,625          108,133
                                                                       ---------------
                                                                               960,071
                                                                       ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






BLENDED ASSET SERIES I                                     SHARES   VALUE (NOTE 2)
---------------------------------------------------------  -------  ---------------
PRIMARY METAL INDUSTRIES - 1.01%
Intermet Corp.. . . . . . . . . . . . . . . . . . . . . .    1,100  $         5,555
Phelps Dodge Corp.. . . . . . . . . . . . . . . . . . . .    4,225          189,026
Texas Industries, Inc.. . . . . . . . . . . . . . . . . .      800           24,560
                                                                    ---------------
                                                                            219,141
                                                                    ---------------

RETAIL SPECIALTY STORES - 1.09%
Amazon.com, Inc.* . . . . . . . . . . . . . . . . . . . .      275            4,340
The Gap, Inc. . . . . . . . . . . . . . . . . . . . . . .    3,250           90,058
Great Atlantic & Pacific Tea Company, Inc.. . . . . . . .      600            7,440
Hancock Fabrics, Inc. . . . . . . . . . . . . . . . . . .    2,625           21,683
Omnicare, Inc.. . . . . . . . . . . . . . . . . . . . . .    1,125           24,975
Staples, Inc.*. . . . . . . . . . . . . . . . . . . . . .    4,975           80,943
Syms Corp.* . . . . . . . . . . . . . . . . . . . . . . .    1,000            6,840
                                                                    ---------------
                                                                            236,279
                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
Applied Extrusion Technologies, Inc.* . . . . . . . . . .    1,800           10,062
                                                                    ---------------

SOFTWARE - 1.24%
Check Point Software Technologies Ltd.* (Israel) (Note 7)       75            4,705
Computer Associates International, Inc. . . . . . . . . .      275            8,852
Electronic Data Systems Corp. . . . . . . . . . . . . . .      275           17,737
J.D. Edwards & Co.* . . . . . . . . . . . . . . . . . . .      175            1,382
MedicaLogic/Medscape, Inc.* . . . . . . . . . . . . . . .    1,525            1,891
Microsoft Corp.*. . . . . . . . . . . . . . . . . . . . .      200           13,550
Oracle Corp.* . . . . . . . . . . . . . . . . . . . . . .      350            5,656
Parametric Technology Corp.*. . . . . . . . . . . . . . .   18,225          207,765
Siebel Systems, Inc.* . . . . . . . . . . . . . . . . . .       75            3,418
VERITAS Software Corp.* . . . . . . . . . . . . . . . . .      100            5,961
                                                                    ---------------
                                                                            270,917
                                                                    ---------------

TECHNICAL INSTRUMENTS & SUPPLIES - 2.80%
Aclara Biosciences, Inc.* . . . . . . . . . . . . . . . .    1,525            7,930
Apogent Technologies, Inc.* . . . . . . . . . . . . . . .    1,275           29,325
Applera Corp. - Applied Biosystems Group. . . . . . . . .    1,225           39,274
Aradigm Corp.*. . . . . . . . . . . . . . . . . . . . . .      250            1,887
Boston Scientific Corp.*. . . . . . . . . . . . . . . . .      675           10,719
Bruker Daltonics, Inc.* . . . . . . . . . . . . . . . . .      825           12,829
Eastman Kodak Co. . . . . . . . . . . . . . . . . . . . .    7,425          322,988
Edwards Lifesciences Corp.* . . . . . . . . . . . . . . .    1,225           26,521
Millipore Corp. . . . . . . . . . . . . . . . . . . . . .      325           18,639
Raytheon Co. - Class A. . . . . . . . . . . . . . . . . .    3,650          107,492



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






BLENDED ASSET SERIES I                                     SHARES    VALUE (NOTE 2)
--------------------------------------------------------  ---------  ---------------
TECHNICAL INSTRUMENTS & SUPPLIES (continued)
Sola International, Inc.*. . . . . . . . . . . . . . . .      1,850  $        18,482
Sybron Dental Specialties, Inc.* . . . . . . . . . . . .        425            8,500
Waters Corp.*. . . . . . . . . . . . . . . . . . . . . .         75            3,915
                                                                     ---------------
                                                                             608,501
                                                                     ---------------

TELECOMMUNICATION SERVICES - 1.76%
AT&T Corp. . . . . . . . . . . . . . . . . . . . . . . .        175            3,899
BellSouth Corp.. . . . . . . . . . . . . . . . . . . . .      2,500          104,900
Rogers Communications, Inc. - Class B* (Canada) (Note 7)        375            4,890
SBC Communications, Inc. . . . . . . . . . . . . . . . .      2,525          104,156
Sinclair Broadcast Group, Inc.*. . . . . . . . . . . . .      1,700           13,889
Sprint Corp. . . . . . . . . . . . . . . . . . . . . . .        150            3,207
Telecomunicacoes Brasileiras
S.A. (Telebras ) - ADR (Brazil) (Note 7) . . . . . . . .      2,735          140,141
Verizon Communications, Inc. . . . . . . . . . . . . . .        100            5,507
WorldCom, Inc.*. . . . . . . . . . . . . . . . . . . . .        150            2,737
                                                                     ---------------
                                                                             383,326
                                                                     ---------------

TESTING LABORATORIES - 0.06%
Paradigm Geophysical Ltd.* (Israel) (Note 7) . . . . . .      2,350           13,560
                                                                     ---------------

TEXTILE MILL PRODUCTS - 0.11%
Albany International Corp. - Class A*. . . . . . . . . .      1,228           24,339
                                                                     ---------------

TRANSPORTATION - 3.66%
EQUIPMENT - 0.60%
Northrop Grumman Corp. . . . . . . . . . . . . . . . . .      1,325          119,581
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . .        750           10,020
                                                                     ---------------
                                                                             129,601
                                                                     ---------------

RAILROAD - 2.89%
Burlington Northern Santa Fe Corp. . . . . . . . . . . .      4,075          119,805
Canadian National Railway Co. (Canada) (Note 7). . . . .     12,525          495,865
Kansas City Southern Industries, Inc.. . . . . . . . . .      1,025           13,130
                                                                     ---------------
                                                                             628,800
                                                                     ---------------

WATER - 0.17%
Trico Marine Services, Inc.* . . . . . . . . . . . . . .      2,575           37,286
                                                                     ---------------
                                                                             795,687
                                                                     ---------------

TOTAL COMMON STOCK
(Identified Cost $7,960,143) . . . . . . . . . . . . . .                   8,213,442
                                                                     ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






BLENDED ASSET SERIES I                   PRINCIPAL AMOUNT   VALUE (NOTE 2)
---------------------------------------  -----------------  ---------------
U.S. TREASURY SECURITIES - 52.09%
U.S. TREASURY BONDS - 15.85%
U.S. Treasury Bond, 7.25%, 8/15/2022. .  $         390,000  $       451,755
U.S. Treasury Bond, 7.50%, 11/15/2024 .          2,135,000        2,559,116
U.S. Treasury Bond, 6.50%, 11/15/2026 .            135,000          145,258
U.S. Treasury Bond, 5.50%, 8/15/2028. .            310,000          292,754
                                                            ---------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $3,166,796). . . . . .                           3,448,883
                                                            ---------------

U.S. TREASURY NOTES - 36.24%
U.S. Treasury Note, 5.125%, 12/31/2002.            650,000          658,742
U.S. Treasury Note, 4.25%, 3/31/2003. .            900,000          898,886
U.S. Treasury Note, 5.50%, 3/31/2003. .          1,245,000        1,271,496
U.S. Treasury Note, 5.375%, 6/30/2003 .            750,000          765,207
U.S. Treasury Note, 4.25%, 11/15/2003 .             60,000           59,634
U.S. Treasury Note, 5.25%, 5/15/2004. .             10,000           10,171
U.S. Treasury Note, 6.00%, 8/15/2004. .          1,400,000        1,454,653
U.S. Treasury Note, 5.875%, 11/15/2004.             10,000           10,359
U.S. Treasury Note, 6.50%, 5/15/2005. .            355,000          376,477
U.S. Treasury Note, 5.75%, 11/15/2005 .          2,300,000        2,379,421
                                                            ---------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $7,734,375). . . . . .                           7,885,046
                                                            ---------------


TOTAL U.S. TREASURY SECURITIES
(Identified Cost $10,901,171) . . . . .                          11,333,929
                                                            ---------------

U.S. GOVERNMENT AGENCIES - 2.98%
MORTGAGE BACKED SECURITIES - 0.17%
GNMA, Pool #286310, 9.00%, 2/15/2020. .             10,064           10,752
GNMA, Pool #288873, 9.50%, 8/15/2020. .              1,478            1,629
GNMA, Pool #385753, 9.00%, 7/15/2024. .             22,325           23,728
                                                            ---------------

TOTAL MORTGAGED BACKED SECURITIES
(Identified Cost $34,907) . . . . . . .                              36,109
                                                            ---------------

OTHER AGENCIES - 2.81%
Federal National Mortgage Association
Note, 5.75%, 2/15/2008. . . . . . . . .             25,000           24,982
Federal National Mortgage Association
Note, 6.375%, 6/15/2009 . . . . . . . .              5,000            5,146
Federal National Mortgage Association
Note, 6.25%, 5/15/2029. . . . . . . . .            600,000          581,072
                                                            ---------------

TOTAL OTHER AGENCIES
(Identified Cost $572,414). . . . . . .                             611,200
                                                            ---------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $607,321). . . . . . .                             647,309
                                                            ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investments  Portfolio  -  April  30,  2001  (unaudited)






BLENDED ASSET SERIES I                           SHARES/PRINCIPAL AMOUNT   VALUE (NOTE 2)
-----------------------------------------------  ------------------------  ---------------
SHORT-TERM INVESTMENTS - 4.26%
Dreyfus Treasury Cash Management Fund . . . . .                   226,300  $       226,300
Federal National Mortgage Association Discount
Note, 4.60%, 5/1/2001 . . . . . . . . . . . . .  $                700,000          699,906
                                                                           ---------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $926,206). . . . . . . . . . .                                    926,206
                                                                           ---------------

TOTAL INVESTMENTS - 97.09%
(Identified Cost $20,394,841) . . . . . . . . .                                 21,120,886

OTHER ASSETS, LESS LIABILITIES - 2.91%. . . . .                                    632,621
                                                                           ---------------

NET ASSETS - 100% . . . . . . . . . . . . . . .                            $    21,753,507
                                                                           ===============



*Non-income  producing  security
ADR  =  American  Depository  Receipt

FEDERAL  TAX  INFORMATION:

At April 30, 2001, the net unrealized appreciation based on identified cost for federal income tax purposes of $20,394,841 was as follows:




Unrealized appreciation . . .  $1,596,319
Unrealized depreciation . . .    (870,274)

UNREALIZED APPRECIATION - NET  $  726,045
                               ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Blended  Asset  Series I (unaudited)







April 30, 2001


ASSETS:
Investments, at value (identified cost $20,394,841)(Note 2)  $21,120,886
Receivable for securities sold. . . . . . . . . . . . . . .      496,036
Interest receivable . . . . . . . . . . . . . . . . . . . .      229,676
Dividends receivable. . . . . . . . . . . . . . . . . . . .       26,685
Receivable for fund shares sold . . . . . . . . . . . . . .        9,072
Foreign tax reclaims receivable . . . . . . . . . . . . . .        1,181
                                                             -----------

TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . . . . .   21,883,536
                                                             -----------


LIABILITIES:

Accrued management fees (Note 3). . . . . . . . . . . . . .       50,470
Accrued directors' fees (Note 3). . . . . . . . . . . . . .        4,281
Accrued fund accounting fees (Note 3) . . . . . . . . . . .        3,095
Transfer agent fees payable (Note 3). . . . . . . . . . . .        4,920
Payable for fund shares repurchased . . . . . . . . . . . .       29,208
Due to custodian. . . . . . . . . . . . . . . . . . . . . .       11,447
Custodian fees payable. . . . . . . . . . . . . . . . . . .        6,805
Audit fee payable . . . . . . . . . . . . . . . . . . . . .        5,873
Payable for securities purchased. . . . . . . . . . . . . .        4,221
Other payables and accrued expenses . . . . . . . . . . . .        9,709
                                                             -----------

TOTAL LIABILITIES . . . . . . . . . . . . . . . . . . . . .      130,029
                                                             -----------

TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $21,753,507
                                                             ===========


NET ASSETS CONSIST OF:

Capital stock . . . . . . . . . . . . . . . . . . . . . . .  $    19,191
Additional paid-in-capital. . . . . . . . . . . . . . . . .   20,433,720
Undistributed net investment income . . . . . . . . . . . .      254,844
Accumulated net realized gain on investments and other
assets and liabilities. . . . . . . . . . . . . . . . . . .      319,743
Net unrealized appreciation on investments and other
assets and liabilities. . . . . . . . . . . . . . . . . . .      726,009
                                                             -----------

TOTAL NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $21,753,507
                                                             ===========

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE - CLASS A
($21,753,507/1,919,148 shares). . . . . . . . . . . . . . .  $     11.33
                                                             ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Blended  Asset  Series  I  (unaudited)







For the Six Months Ended April 30, 2001


INVESTMENT INCOME:
Interest. . . . . . . . . . . . . . . . . . . . . . .  $311,038
Dividends (net of foreign tax withheld, $2,410) . . .   116,306
                                                       ---------

Total Investment Income . . . . . . . . . . . . . . .   427,344
                                                       ---------


EXPENSES:

Management fees (Note 3). . . . . . . . . . . . . . .    97,858
Fund accounting fees (Note 3) . . . . . . . . . . . .    26,992
Directors' fees (Note 3). . . . . . . . . . . . . . .     3,373
Transfer agent fees (Note 3). . . . . . . . . . . . .     5,279
Audit fee . . . . . . . . . . . . . . . . . . . . . .     8,883
Custodian fee . . . . . . . . . . . . . . . . . . . .     9,993
Miscellaneous . . . . . . . . . . . . . . . . . . . .    10,440
                                                       ---------

Total Expenses. . . . . . . . . . . . . . . . . . . .   162,818

Less Reduction of Expenses (Note 3) . . . . . . . . .   (45,388)
                                                       ---------

Net Expenses. . . . . . . . . . . . . . . . . . . . .   117,430
                                                       ---------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . .   309,914
                                                       ---------


REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:

Net realized gain on investments and other assets . .   322,340
Net change in unrealized appreciation on investments
and other assets. . . . . . . . . . . . . . . . . . .   319,296
                                                       ---------

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS. . . . . . . . . . . . . . . . . . . .   641,636
                                                       ---------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS . . . . . . . . . . . . . . . . . . .  $951,550
                                                       =========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets  -  Blended  Asset  Series  I






                                                         FOR THE SIX
                                                           MONTHS
                                                            ENDED         FOR THE
                                                          04/30/01      YEAR ENDED
                                                         (UNAUDITED)     10/31/00
                                                       --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $    309,914   $    670,510
Net realized gain on investments . . . . . . . . . . .       322,340      2,145,957
Net change in unrealized appreciation on investments .       319,296        687,286
                                                        -------------  -------------
Net increase from operations . . . . . . . . . . . . .       951,550      3,503,753
                                                        -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . . . . . .      (396,706)      (787,574)
From net realized gain on investments. . . . . . . . .    (1,728,272)      (584,748)
                                                        -------------  -------------

Total distributions to shareholders. . . . . . . . . .    (2,124,978)    (1,372,322)
                                                        -------------  -------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share
transactions (Note 5). . . . . . . . . . . . . . . . .     4,886,778    (10,606,451)
                                                        -------------  -------------

Net increase (decrease) in net assets. . . . . . . . .     3,713,350     (8,475,020)

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .    18,040,157     26,515,177
                                                        -------------  -------------

END OF PERIOD (including undistributed net investment
income of $254,844and $341,636, respectively). . . . .  $ 21,753,507   $ 18,040,157
                                                        =============  =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Blended  Asset  Series I






                                                       FOR THE
                                                         SIX
                                                        MONTHS
                                                        ENDED
                                                       4/30/01                        FOR THE YEARS ENDED
                                                     (UNAUDITED)   10/31/00               10/31/99    10/31/98    10/31/97
                                                      ----------  ---------------------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD . . . . . . .  $   12.18   $              11.07   $   11.59   $   11.97   $   11.20
                                                      ----------  ---------------------  ----------  ----------  ----------

Income from investment operations:
Net investment income* . . . . . . . . . . . . . . .       0.17                   0.41        0.38        0.36        0.39
Net realized and unrealized gain (loss)
on investments . . . . . . . . . . . . . . . . . . .       0.41                   1.30        0.22        0.35        1.01
                                                      ----------  ---------------------  ----------  ----------  ----------

Total from investment operations . . . . . . . . . .       0.58                   1.71        0.60        0.71        1.40
                                                      ----------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . . .      (0.27)                 (0.35)      (0.34)      (0.33)      (0.44)
In excess of net investment income . . . . . . . . .         --                     --          --          --          --
From net realized gain on investments. . . . . . . .      (1.16)                 (0.25)      (0.78)      (0.76)      (0.19)
                                                      ----------  ---------------------  ----------  ----------  ----------

Total distributions to shareholders. . . . . . . . .      (1.43)                 (0.60)      (1.12)      (1.09)      (0.63)
                                                      ----------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $   11.33   $              12.18   $   11.07   $   11.59   $   11.97
                                                      ==========  =====================  ==========  ==========  ==========

Total return 1 . . . . . . . . . . . . . . . . . . .       5.09%                 16.12%       4.32%       6.29%      13.01%

Ratios (to average net assets) / Supplemental Data:
Expenses * . . . . . . . . . . . . . . . . . . . . .     1.20%2                   1.20%       1.20%       1.20%       1.20%
Net investment income *. . . . . . . . . . . . . . .     3.17%2                   2.84%       3.09%       3.25%       3.39%

Portfolio turnover . . . . . . . . . . . . . . . . .         21%                    47%         45%         60%         50%

NET ASSETS - END OF PERIOD (000'S OMITTED) . . . . .  $  21,754   $             18,040   $  26,515   $  32,291   $  21,930
                                                      ==========  =====================  ==========  ==========  ==========




                                                       FOR THE
                                                          TEN       FOR THE
                                                        MONTHS       YEAR
                                                         ENDED       ENDED
                                                       10/31/96    12/31/95
                                                      ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD . . . . . . .  $   10.72   $ 9.72
                                                      ----------  -------

Income from investment operations:
Net investment income* . . . . . . . . . . . . . . .       0.29     0.34
Net realized and unrealized gain (loss)
on investments . . . . . . . . . . . . . . . . . . .       0.31     1.70
                                                      ----------  -------

Total from investment operations . . . . . . . . . .       0.60     2.04
                                                      ----------  -------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . . .      (0.09)   (0.34)
In excess of net investment income . . . . . . . . .         --    (0.01)
From net realized gain on investments. . . . . . . .      (0.03)   (0.69)
                                                      ----------  -------

Total distributions to shareholders. . . . . . . . .      (0.12)   (1.04)
                                                      ----------  -------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $   11.20   $10.72
                                                      ==========  =======

Total return 1 . . . . . . . . . . . . . . . . . . .       5.64%   21.08%

Ratios (to average net assets) / Supplemental Data:
Expenses * . . . . . . . . . . . . . . . . . . . . .      1.20%2    1.20%
Net investment income *. . . . . . . . . . . . . . .      3.69%2    3.64%

Portfolio turnover . . . . . . . . . . . . . . . . .        85%       72%

NET ASSETS - END OF PERIOD (000'S OMITTED) . . . . .  $  17,794   $9,518
                                                      ==========  =======



*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the net investment income per share and the ratios would be as follows:




Net investment income . . . . .  $  0.15  $0.38   $0.38   $0.35   $0.39   $  0.28  $0.31
Ratios (to average net assets):
Expenses. . . . . . . . . . . .   1.66%2   1.41%   1.23%   1.23%   1.24%   1.31%2   1.53%
Net investment income . . . . .   2.71%2   2.63%   3.06%   3.22%   3.35%   3.58%2   3.31%



1 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  as  of  April  30,  2001  (unaudited)


Exeter  Fund,  Inc.  -  Blended  Asset  Series  II




                                   Total Return
Through        Growth of $10,000                 Average
4/30/01        Investment          Cumulative    Annual
One Year                 $11,247        12.47%     12.47%
Five Year                $17,573        75.73%     11.73%
Inception 1              $24,630       146.30%     12.67%




Merrill  Lynch  Corporate/Government  Bond  Index




                                         Total Return
Through             Growth of $10,000                  Average
4/30/01             Investment           Cumulative    Annual
One Year                      $11,199         11.99%     11.99%
Five Year                     $14,295         42.95%      7.40%
Inception 1                   $15,790         57.90%      6.23%




50-50  Blended  Index




                                    Total Return
Through        Growth of $10,000                   Average
4/30/01        Investment           Cumulative     Annual
One Year                 $ 9,939         -0.61%      -0.61%
Five Year                $17,525         75.25%      11.87%
Inception 1              $22,835        128.35%      11.55%



Exeter Fund, Inc. - Blended Asset Series II from its inception (10/12/93) to present (4/30/01) as compared to the Merrill Lynch Corporate/Government Bond Index and a 50-50 Blended Index. 2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:




                    Exeter Fund, Inc.         50-50 Blended    Merrill Lynch Corporate/
Date                Blended Asset Series II   Index            Government Bond Index
10/12/1993                          $10,000         $10,000                     $10,000
12/31/1993                            9,982          10,056                       9,883
12/31/1994                           10,333           9,978                       9,561
12/31/1995                           13,707          12,743                      11,383
10/31/1996                           15,078          13,978                      11,625
10/31/1997                           18,047          16,832                      12,666
10/31/1998                           17,947          19,525                      13,975
10/31/1999                           19,824          21,996                      13,871
10/31/2000                           23,557          23,204                      14,872
04/30/2001                           24,630          22,835                      15,790



1 Performance numbers for the Series and Indices are calculated from October 12, 1993, the Series' inception date. The Series' performance is historical and may not be indicative of future results.

2 The 50-50 Blended Index is 50% Standard & Poor's (S&P) 500 Total Return Index and 50% Lehman Brothers Aggregate Bond Index. The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. The Lehman Brothers Aggregate Bond Index is a market value weighted measure of approximately 5,600 corporate, government, and mortgage backed securities. The Index is comprised of investment grade securities with maturities greater than one year. The Merrill Lynch Corporate/Government Bond Index is comprised of approximately 4,500 investment grade corporate and government securities with maturities greater than one year. The Indices' returns assume reinvestment of income and, unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  2001  (unaudited)






BLENDED ASSET SERIES II                      SHARES    VALUE (NOTE 2)
-----------------------------------------  ----------  ---------------
COMMON STOCK - 55.92%
AGRICULTURAL PRODUCTION - 1.06%
Sylvan, Inc.* . . . . . . . . . . . . . .       5,825  $        68,735
Syngenta AG - ADR* (Switzerland) (Note 7)      93,075          941,919
                                                       ---------------
                                                             1,010,654
                                                       ---------------

APPAREL - 2.51%
Adidas-Salomon AG (Germany) (Note 7). . .      39,800        2,399,355
                                                       ---------------

BUSINESS SERVICES - 0.04%
National Data Corp. . . . . . . . . . . .       1,300           37,245
                                                       ---------------

CHEMICAL & ALLIED PRODUCTS - 11.30%
PHARMACEUTICAL PREPARATIONS - 6.03%
Akzo Nobel N.V. (Netherlands) (Note 7). .         550           22,893
Altana AG (Germany) (Note 7). . . . . . .         200           24,114
American Home Products Corp.. . . . . . .       1,775          102,506
BioCryst Pharmaceuticals, Inc.* . . . . .       3,825           19,240
BioSource International, Inc.*. . . . . .       4,075           31,214
ICN Pharmaceuticals, Inc. . . . . . . . .       5,500          140,910
Merck KGaA (Germany) (Note 7) . . . . . .       3,625          128,550
Novartis AG - ADR (Switzerland) (Note 7).       1,400           54,810
Pfizer, Inc.. . . . . . . . . . . . . . .       1,125           48,713
Pharmacia Corp. . . . . . . . . . . . . .      58,925        3,079,421
SANKYO COMPANY, LTD. (Japan) (Note 7) . .       2,000           41,770
Schering-Plough Corp. . . . . . . . . . .      53,600        2,065,744
                                                       ---------------
                                                             5,759,885
                                                       ---------------

PLASTIC MATERIALS - 2.32%
Eastman Chemical Co.. . . . . . . . . . .      40,125        2,136,255
PolyOne Corp. . . . . . . . . . . . . . .       9,950           84,078
                                                       ---------------
                                                             2,220,333
                                                       ---------------
MISCELLANEOUS - 2.95%
Agrium, Inc. (Canada) (Note 7). . . . . .       2,550           29,274
Cypress Bioscience, Inc.* . . . . . . . .       4,256            8,086
Procter & Gamble Co.. . . . . . . . . . .      24,500        1,471,225
The Scotts Co.* . . . . . . . . . . . . .       1,875           78,375
Sigma-Aldrich Corp. . . . . . . . . . . .      24,475        1,126,829
Techne Corp.* . . . . . . . . . . . . . .       3,400          109,140
                                                       ---------------
                                                             2,822,929
                                                       ---------------
                                                            10,803,147
                                                       ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






BLENDED ASSET SERIES II                             SHARES    VALUE (NOTE 2)
-------------------------------------------------  ---------  ---------------
COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 0.15%
Monsanto Co.. . . . . . . . . . . . . . . . . . .      4,500  $       139,275
                                                              ---------------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.21%
Eclipsys Corp.* . . . . . . . . . . . . . . . . .      1,875           37,856
IDX Systems Corp.*. . . . . . . . . . . . . . . .      1,875           38,925
Sabre Holdings Corp.* . . . . . . . . . . . . . .      2,125          105,953
Unisys Corp.* . . . . . . . . . . . . . . . . . .      1,900           22,876
                                                              ---------------
                                                                      205,610
                                                              ---------------

ELECTRIC, GAS, & SANITARY SERVICES - 1.06%
Ameren Corp.. . . . . . . . . . . . . . . . . . .     11,600          486,852
Cinergy Corp. . . . . . . . . . . . . . . . . . .     15,125          524,535
                                                              ---------------
                                                                    1,011,387
                                                              ---------------

ELECTRONICS & ELECTRICAL EQUIPMENT - 3.40%
ADC Telecommunications, Inc.* . . . . . . . . . .      1,750           13,142
Altera Corp.* . . . . . . . . . . . . . . . . . .      1,050           26,554
American Superconductor Corp.*. . . . . . . . . .      2,750           42,900
Analog Devices, Inc.* . . . . . . . . . . . . . .      2,500          118,275
The Carbide/Graphite Group, Inc.* . . . . . . . .      8,175           13,489
Intel Corp. . . . . . . . . . . . . . . . . . . .      1,875           57,956
Maxim Integrated Products, Inc.*. . . . . . . . .      1,450           74,095
Micron Technology, Inc.*. . . . . . . . . . . . .        525           23,824
Motorola, Inc.. . . . . . . . . . . . . . . . . .      2,625           40,819
Nokia Oyj. - ADR (Finland) (Note 7) . . . . . . .        525           17,950
Nortel Networks Corp. (Canada) (Note 7) . . . . .        575            8,798
Texas Instruments, Inc. . . . . . . . . . . . . .     71,650        2,772,855
Veramark Technologies, Inc.*. . . . . . . . . . .     11,700           16,965
Xilinx, Inc.* . . . . . . . . . . . . . . . . . .        600           28,482
                                                              ---------------
                                                                    3,256,104
                                                              ---------------

FABRICATED METAL PRODUCTS - 0.99%
Lockheed Martin Corp. . . . . . . . . . . . . . .     25,075          881,637
Norddeutsche Affinerie AG (Germany) (Note 7). . .      5,225           64,388
                                                              ---------------
                                                                      946,025
                                                              ---------------

FOOD & KINDRED PRODUCTS - 6.20%
Constellation Brands, Inc.* . . . . . . . . . . .      1,000           65,250
Diageo plc - ADR (United Kingdom) (Note 7). . . .     29,600        1,240,240
Earthgrains Co. . . . . . . . . . . . . . . . . .      3,575           80,437
Flowers Foods, Inc.*. . . . . . . . . . . . . . .        675           18,394
H.J. Heinz Co.. . . . . . . . . . . . . . . . . .     36,100        1,413,315
Unilever plc - ADR (United Kingdom) (Note 7). . .    102,576        3,115,233
                                                              ---------------
                                                                    5,932,869
                                                              ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






BLENDED ASSET SERIES II                                        SHARES    VALUE (NOTE 2)
------------------------------------------------------------  ---------  ---------------
FRESH FRUIT & VEGETABLES - 0.07%
Fresh Del Monte Produce, Inc.* . . . . . . . . . . . . . . .     10,575  $        71,910
                                                                         ---------------

FURNITURE & FIXTURES - 0.11%
Hillenbrand Industries, Inc. . . . . . . . . . . . . . . . .      2,075          104,787
                                                                         ---------------

GLASS PRODUCTS - 0.22%
Corning, Inc.. . . . . . . . . . . . . . . . . . . . . . . .      2,275           49,982
Libbey, Inc. . . . . . . . . . . . . . . . . . . . . . . . .      2,750           92,372
Waterford Wedgwood plc (Ireland) (Note 7). . . . . . . . . .     64,000           67,764
                                                                          --------------
                                                                                 210,118
                                                                          --------------

HEALTH SERVICES - 0.29%
Manor Care, Inc.*. . . . . . . . . . . . . . . . . . . . . .      7,225          167,620
Sunrise Assisted Living, Inc.* . . . . . . . . . . . . . . .      4,850          109,174
                                                                         ---------------
                                                                                 276,794
                                                                         ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
EQUIPMENT - 4.27%
Bell & Howell Co.* . . . . . . . . . . . . . . . . . . . . .      3,325           86,450
Brocade Communications Systems, Inc.*. . . . . . . . . . . .      3,400          129,166
Cisco Systems, Inc.* . . . . . . . . . . . . . . . . . . . .      2,075           35,233
Compaq Computer Corp.. . . . . . . . . . . . . . . . . . . .     80,900        1,415,750
Cooper Cameron Corp.*. . . . . . . . . . . . . . . . . . . .      7,575          477,679
Dell Computer Corp.* . . . . . . . . . . . . . . . . . . . .      1,850           48,636
Diebold, Inc.. . . . . . . . . . . . . . . . . . . . . . . .     20,575          670,539
EMC Corp.* . . . . . . . . . . . . . . . . . . . . . . . . .        850           33,660
Hewlett-Packard Co.. . . . . . . . . . . . . . . . . . . . .        875           24,876
Lexmark International, Inc.* . . . . . . . . . . . . . . . .     17,500        1,075,025
PSC, Inc.* . . . . . . . . . . . . . . . . . . . . . . . . .      8,375            9,213
Pall Corp. . . . . . . . . . . . . . . . . . . . . . . . . .      2,400           56,328
Sun Microsystems, Inc.*. . . . . . . . . . . . . . . . . . .      1,175           20,116
                                                                         ---------------
                                                                               4,082,671
                                                                         ---------------

MOTION PICTURE PRODUCTIONS - 0.06%
Alliance Atlantis Communications, Inc.* (Canada) (Note 7). .      4,300           54,265
                                                                         ---------------

OIL & GAS EXTRACTION & RELATED SERVICES - 6.21%
Gulf Canada Resources Ltd.* (Canada) (Note 7). . . . . . . .    399,450        2,276,865
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) (Note 7)     55,100        1,338,930
Schlumberger Ltd.. . . . . . . . . . . . . . . . . . . . . .     17,150        1,137,045
Stolt Offshore S.A. - ADR* (United Kingdom) (Note 7) . . . .      4,950           69,647
Transocean Sedco Forex, Inc. . . . . . . . . . . . . . . . .     10,300          559,084



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






BLENDED ASSET SERIES II                                     SHARES    VALUE (NOTE 2)
---------------------------------------------------------  ---------  ---------------
OIL & GAS EXTRACTION & RELATED SERVICES (continued)
Varco International, Inc.*. . . . . . . . . . . . . . . .     24,050  $       562,289
                                                                       --------------
                                                                            5,943,860
                                                                       --------------

PAPER & ALLIED PRODUCTS - 0.75%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7) . . . . . .     50,250          713,550
                                                                        -------------

PRIMARY METAL INDUSTRIES -  0.72%
Intermet Corp.. . . . . . . . . . . . . . . . . . . . . .      5,375           27,144
Phelps Dodge Corp.. . . . . . . . . . . . . . . . . . . .     12,275          549,184
Texas Industries, Inc.. . . . . . . . . . . . . . . . . .      3,650          112,055
                                                                       --------------
                                                                              688,383
                                                                       --------------

RETAIL SPECIALTY STORES - 1.59%
Amazon.com, Inc.* . . . . . . . . . . . . . . . . . . . .      3,325           52,468
The Gap, Inc. . . . . . . . . . . . . . . . . . . . . . .     19,750          547,272
Great Atlantic & Pacific Tea Company, Inc.. . . . . . . .      3,400           42,160
Hancock Fabrics, Inc. . . . . . . . . . . . . . . . . . .     15,300          126,378
Home Depot, Inc.. . . . . . . . . . . . . . . . . . . . .      2,300          108,330
Omnicare, Inc.. . . . . . . . . . . . . . . . . . . . . .      5,450          120,990
Staples, Inc.*. . . . . . . . . . . . . . . . . . . . . .     30,050          488,914
Syms Corp.* . . . . . . . . . . . . . . . . . . . . . . .      4,600           31,464
                                                                      ---------------
                                                                            1,517,976
                                                                      ---------------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
Applied Extrusion Technologies, Inc.* . . . . . . . . . .      8,875           49,611
                                                                      ---------------

SOFTWARE - 2.19%
Check Point Software Technologies Ltd.* (Israel) (Note 7)        675           42,343
Computer Associates International, Inc. . . . . . . . . .      1,925           61,966
Electronic Data Systems Corp. . . . . . . . . . . . . . .      1,825          117,712
J.D. Edwards & Co.* . . . . . . . . . . . . . . . . . . .      2,425           19,157
MedicaLogic/Medscape, Inc.* . . . . . . . . . . . . . . .      9,225           11,439
Microsoft Corp.*. . . . . . . . . . . . . . . . . . . . .      1,500          101,625
Oracle Corp.* . . . . . . . . . . . . . . . . . . . . . .      2,475           39,996
Parametric Technology Corp.*. . . . . . . . . . . . . . .    137,775        1,570,635
Siebel Systems, Inc.* . . . . . . . . . . . . . . . . . .      1,850           84,323
VERITAS Software Corp.* . . . . . . . . . . . . . . . . .        700           41,727
                                                                      ---------------
                                                                            2,090,923
                                                                      ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






BLENDED ASSET SERIES II                                    SHARES    VALUE (NOTE 2)
--------------------------------------------------------  ---------  ---------------
TECHNICAL INSTRUMENTS & SUPPLIES - 4.18%
Aclara Biosciences, Inc.*. . . . . . . . . . . . . . . .      8,675  $        45,110
Apogent Technologies, Inc.*. . . . . . . . . . . . . . .      4,750          109,250
Applera Corp. - Applied Biosystems Group . . . . . . . .      7,025          225,221
Aradigm Corp.* . . . . . . . . . . . . . . . . . . . . .      1,475           11,136
Boston Scientific Corp.* . . . . . . . . . . . . . . . .      3,750           59,550
Bruker Daltonics, Inc.*. . . . . . . . . . . . . . . . .      4,775           74,251
Eastman Kodak Co.. . . . . . . . . . . . . . . . . . . .     54,550        2,372,925
Edwards Lifesciences Corp.*. . . . . . . . . . . . . . .      7,775          168,329
Millipore Corp.. . . . . . . . . . . . . . . . . . . . .      1,800          103,230
Raytheon Co. - Class A . . . . . . . . . . . . . . . . .     22,675          667,779
Sola International, Inc.*. . . . . . . . . . . . . . . .     11,000          109,890
Sybron Dental Specialties, Inc.* . . . . . . . . . . . .      1,583           31,660
Waters Corp.*. . . . . . . . . . . . . . . . . . . . . .        350           18,270
                                                                      --------------
                                                                           3,996,601
                                                                      --------------

TELECOMMUNICATION SERVICES - 3.55%
AT&T Corp. . . . . . . . . . . . . . . . . . . . . . . .      3,525           78,537
BellSouth Corp.. . . . . . . . . . . . . . . . . . . . .     15,375          645,135
Rogers Communications, Inc. - Class B* (Canada) (Note 7)      2,500           32,600
SBC Communications, Inc. . . . . . . . . . . . . . . . .     14,975          617,719
Sinclair Broadcast Group, Inc.*. . . . . . . . . . . . .     11,850           96,815
Sprint Corp. . . . . . . . . . . . . . . . . . . . . . .     25,850          552,673
Telecomunicacoes Brasileiras S.A. (Telebras) -
ADR (Brazil) (Note 7). . . . . . . . . . . . . . . . . .     12,005          615,136
Verizon Communications, Inc. . . . . . . . . . . . . . .     13,025          717,287
WorldCom, Inc.*. . . . . . . . . . . . . . . . . . . . .      2,325           42,431
                                                                     ---------------
                                                                           3,398,333
                                                                     ---------------

TESTING LABORATORIES - 0.06%
Paradigm Geophysical Ltd.* (Israel) (Note 7) . . . . . .      9,950           57,412
                                                                     ---------------

TEXTILE MILL PRODUCTS - 0.12%
Albany International Corp. - Class A*. . . . . . . . . .      5,715          113,271
                                                                     ---------------

TRANSPORTATION  - 4.56%
EQUIPMENT - 0.79%
Northrop Grumman Corp. . . . . . . . . . . . . . . . . .      7,725          697,181
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . . .      4,325           57,782
                                                                     ---------------
                                                                             754,963
                                                                     ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






BLENDED ASSET SERIES II                          PRINICIPAL AMOUNT/SHARES   VALUE (NOTE 2)
-----------------------------------------------  -------------------------  ---------------
TRANSPORTATION (continued)
RAILROAD - 3.60%
Burlington Northern Santa Fe Corp.. . . . . . .                     33,300  $       979,020
Canadian National Railway Co. (Canada) (Note 7)                     60,125        2,380,349
Kansas City Southern Industries, Inc. . . . . .                      6,750           86,467
                                                                            ---------------
                                                                                  3,445,836
                                                                            ---------------

WATER - 0.17%
Trico Marine Services, Inc.*. . . . . . . . . .                     11,175          161,814
                                                                            ---------------
                                                                                  4,362,613
                                                                            ---------------

TOTAL COMMON STOCK
(Identified Cost $51,393,209) . . . . . . . . .                                  53,474,749
                                                                            ---------------

U.S. TREASURY SECURITIES - 37.45%
U.S. TREASURY BONDS - 18.82%
U.S. Treasury Bond, 6.875%, 8/15/2025 . . . . .  $                 330,000          370,183
U.S. Treasury Bond, 6.50%, 11/15/2026 . . . . .                    440,000          473,432
U.S. Treasury Bond, 5.50%, 8/15/2028. . . . . .                 18,160,000       17,149,741
                                                                            ---------------

TOTAL U.S. TREASURY BONDS
(Identified Cost $17,219,922) . . . . . . . . .                                  17,993,356
                                                                            ---------------

U.S. TREASURY NOTES - 18.63%
U.S. Treasury Note, 5.875%, 11/15/2004. . . . .                  2,500,000        2,589,832
U.S. Treasury Note, 6.50%, 5/15/2005. . . . . .                    105,000          111,352
U.S. Treasury Note, 6.75%, 5/15/2005. . . . . .                  9,300,000        9,942,621
U.S. Treasury Note, 5.75%, 11/15/2005 . . . . .                  5,000,000        5,172,655
                                                                            ---------------

TOTAL U.S. TREASURY NOTES
(Identified Cost $17,303,480) . . . . . . . . .                                  17,816,460
                                                                            ---------------

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $34,523,402) . . . . . . . . .                                  35,809,816
                                                                            ---------------

U.S. GOVERNMENT AGENCIES - 3.64%
Federal National Mortgage Association
Note, 5.25%, 1/15/2003. . . . . . . . . . . . .                    165,000          166,763
Federal National Mortgage Association
Note, 5.75%, 2/15/2008. . . . . . . . . . . . .                    185,000          184,869
Federal National Mortgage Association
Note, 6.625%, 9/15/2009 . . . . . . . . . . . .                  3,000,000        3,126,936
                                                                            ---------------

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $3,243,832). . . . . . . . . .                                   3,478,568
                                                                            ---------------

SHORT-TERM INVESTMENTS - 1.07%
Dreyfus Treasury Cash Management Fund
(Identified Cost $1,019,339). . . . . . . . . .                  1,019,339        1,019,339
                                                                            ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






BLENDED ASSET SERIES II                VALUE (NOTE 2)
-------------------------------------  ---------------
TOTAL INVESTMENTS - 98.08%
(Identified Cost $90,179,782) . . . .  $    93,782,472

OTHER ASSETS, LESS LIABILTIES - 1.92%        1,835,839
                                       ---------------

NET ASSETS - 100% . . . . . . . . . .  $    95,618,311
                                       ===============



*Non-income  producing  security
ADR  =  American  Depository  Receipt

FEDERAL  TAX  INFORMATION:

At April 30, 2001, the net unrealized appreciation based on identified cost for federal income tax purposes of $90,179,782 was as follows:




Unrealized appreciation . . .  $ 8,547,481
Unrealized depreciation . . .   (4,944,791)
                               ------------
UNREALIZED APPRECIATION - NET  $ 3,602,690
                               ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Blended  Asset Series II (unaudited)







APRIL 30, 2001


ASSETS:
Investments, at value (identified cost $90,179,782)(Note 2). . . . . . . . . .  $93,782,472
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,280,664
Foreign currency, at value (cost $581) . . . . . . . . . . . . . . . . . . . .          569
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      748,155
Receivable for fund shares sold. . . . . . . . . . . . . . . . . . . . . . . .      311,792
Dividends receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      153,308
Receivable for securities sold . . . . . . . . . . . . . . . . . . . . . . . .       31,139
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . . . . . . . . .        4,032
Unrealized appreciation on foreign currency contracts. . . . . . . . . . . . .           71
                                                                                -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   96,312,202
                                                                                -----------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .      120,668
Accrued directors' fees (Note 3) . . . . . . . . . . . . . . . . . . . . . . .        2,610
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . . . . . . . . .        3,518
Transfer agent fees payable (Note 3) . . . . . . . . . . . . . . . . . . . . .        5,609
Payable for fund shares repurchased. . . . . . . . . . . . . . . . . . . . . .      531,922
Payable for securities purchased . . . . . . . . . . . . . . . . . . . . . . .       23,213
Other payables and accrued expenses. . . . . . . . . . . . . . . . . . . . . .        6,351
                                                                                -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      693,891
                                                                                -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $95,618,311
                                                                                ===========


NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    70,281
Additional paid-in-capital . . . . . . . . . . . . . . . . . . . . . . . . . .   89,048,057
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . .    1,033,166
Accumulated net realized gain on investments and other assets and liabilities.    1,864,197
Net unrealized appreciation on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,602,610
                                                                                -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $95,618,311
                                                                                ===========

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE - CLASS A
($95,618,311/7,028,126 shares) . . . . . . . . . . . . . . . . . . . . . . . .  $     13.61
                                                                                ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Blended  Asset  Series  II  (unaudited)







FOR THE SIX MONTHS ENDED APRIL 30, 2001


INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $1,323,425
Dividends (net of foreign taxes withheld, $10,162) . . . . . . . .     574,169
                                                                    ----------
Total Investment Income. . . . . . . . . . . . . . . . . . . . . .   1,897,594
                                                                    ----------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . . . . . . .     461,032
Fund accounting fees (Note 3). . . . . . . . . . . . . . . . . . .      27,097
Directors' fees (Note 3) . . . . . . . . . . . . . . . . . . . . .       3,373
Transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . . .      14,333
Custodian fee. . . . . . . . . . . . . . . . . . . . . . . . . . .      12,448
Audit fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,739
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . .      16,057
                                                                    ----------

Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . .     545,079
                                                                    ----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . .   1,352,515
                                                                    ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments and other assets and liabilities.   1,886,496
Net change in unrealized appreciation on investments and other
assets and liabilities . . . . . . . . . . . . . . . . . . . . . .     764,211
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. . . . . . . . . .   2,650,707
                                                                    ----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . .  $4,003,222
                                                                    ==========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  in  Net  Assets  -  Blended  Asset  Series  II






                                                          FOR THE
                                                         SIX MONTHS     FOR THE
                                                           ENDED          YEAR
                                                          4/30/01        ENDED
                                                        (UNAUDITED)    10/31/00
                                                        ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $ 1,352,515   $ 1,682,711
Net realized gain on investments . . . . . . . . . . .    1,886,496     5,116,460
Net change in unrealized appreciation on investments .      764,211     4,917,050
                                                        ------------  ------------

Net increase from operations . . . . . . . . . . . . .    4,003,222    11,716,221
                                                        ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . . . . . . .   (1,512,843)   (1,371,730)
From net realized gain on investments. . . . . . . . .   (4,936,910)   (3,441,044)
                                                        ------------  ------------

Total distributions to shareholders. . . . . . . . . .   (6,449,753)   (4,812,774)
                                                        ------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase  from capital share
transactions (Note 5). . . . . . . . . . . . . . . . .    8,393,030    17,563,619
                                                        ------------  ------------

Net increase in net assets . . . . . . . . . . . . . .    5,946,499    24,467,066

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .   89,671,812    65,204,746
                                                        ------------  ------------

END OF PERIOD (including undistributed net investment
income of $1,033,166 and $1,193,494, respectively) . .  $95,618,311   $89,671,812
                                                        ============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights






                                                       FOR THE
                                                         SIX
                                                        MONTHS
                                                        ENDED
                                                       04/30/01                             FOR THE YEARS ENDED
                                                      (UNAUDITED)       10/31/00         10/31/99     10/31/98    10/31/97
                                                      ----------  ---------------------  ----------  ----------  ----------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . . .  $   14.03   $              12.74   $   12.60   $   14.69   $   13.04
                                                      ----------  ---------------------  ----------  ----------  ----------

Income from investment operations:
Net investment income. . . . . . . . . . . . . . . .       0.20                   0.29        0.33        0.31        0.32
Net realized and unrealized gain (loss)
on investments . . . . . . . . . . . . . . . . . . .       0.40                   1.97        0.92       (0.38)       2.13
                                                      ----------  ---------------------  ----------  ----------  ----------

Total from investment operations . . . . . . . . . .       0.60                   2.26        1.25       (0.07)       2.45
                                                      ----------  ---------------------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . . .      (0.24)                 (0.28)      (0.31)      (0.29)      (0.39)
From net realized gain on investments. . . . . . . .      (0.78)                 (0.69)      (0.80)      (1.73)      (0.41)
                                                      ----------  ---------------------  ----------  ----------  ----------

Total distributions to shareholders. . . . . . . . .      (1.02)                 (0.97)      (1.11)      (2.02)      (0.80)
                                                      ----------  ---------------------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $   13.61   $              14.03   $   12.74   $   12.60   $   14.69
                                                      ==========  =====================  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . . . . . . .       4.55%                 18.83%      10.46%     (0.56%)      19.69%

Ratios (to average net assets) / Supplemental Data:
Expenses . . . . . . . . . . . . . . . . . . . . . .     1.18%2                   1.20%       1.15%       1.15%       1.15%
Net investment income. . . . . . . . . . . . . . . .     2.93%2                   2.55%       2.44%       2.45%       2.45%

Portfolio turnover . . . . . . . . . . . . . . . . .         29%                    95%         78%         61%         63%

NET ASSETS - END OF PERIOD (000's omitted) . . . . .  $  95,618   $             89,672   $  65,205   $  65,973   $  50,922
                                                      ==========  =====================  ==========  ==========  ==========




                                                       FOR THE
                                                         TEN       FOR THE
                                                        MONTHS      YEAR
                                                         ENDED      ENDED
                                                       10/31/96    12/31/95
                                                      ----------  ---------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . . .  $   11.95   $ 10.12
                                                      ----------  --------

Income from investment operations:
Net investment income. . . . . . . . . . . . . . . .      0.23*     0.24*
Net realized and unrealized gain (loss)
on investments . . . . . . . . . . . . . . . . . . .       0.96      3.05
                                                      ----------  --------

Total from investment operations . . . . . . . . . .       1.19      3.29
                                                      ----------  --------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . . .      (0.04)    (0.24)
From net realized gain on investments. . . . . . . .      (0.06)    (1.22)
                                                      ----------  --------

Total distributions to shareholders. . . . . . . . .      (0.10)    (1.46)
                                                      ----------  --------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . . .  $   13.04   $ 11.95
                                                      ==========  ========

Total return1. . . . . . . . . . . . . . . . . . . .      10.01%    32.64%

Ratios (to average net assets) / Supplemental Data:
Expenses . . . . . . . . . . . . . . . . . . . . . .    1.20%2*    1.20%*
Net investment income. . . . . . . . . . . . . . . .    2.51%2*    2.53%*

Portfolio turnover . . . . . . . . . . . . . . . . .         57%       63%

NET ASSETS - END OF PERIOD (000's omitted) . . . . .  $  32,999   $20,519
                                                      ==========  ========



* The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the net investment income per share and the ratios would have been as follows:




Net investment income . . . . .  N/A  N/A  N/A  N/A  N/A  $  0.23  $0.23
Ratios (to average net assets):
Expenses. . . . . . . . . . . .  N/A  N/A  N/A  N/A  N/A   1.22%2   1.33%
Net investment income . . . . .  N/A  N/A  N/A  N/A  N/A   2.49%2   2.40%



1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions.
2Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Performance  Update  as  of  April  30,  2001  (unaudited)



Exeter  Fund,  Inc.  -  Maximum  Horizon  Series




                                    Total Return
Through        Growth of $10,000                  Average
4/30/01        Investment           Cumulative    Annual
One Year                 $11,367         13.67%     13.67%
Five Year                $21,475        114.75%     16.51%
Inception 1              $23,093        130.93%     16.43%




Standard  &  Poor's  500  Total  Return  Index




                                     Total Return
Through        Growth of $10,000                    Average
4/30/01        Investment            Cumulative     Annual
One Year                 $ 8,703          -12.97%     -12.97%
Five Year                $20,607          106.07%      15.55%
Inception 1              $23,442          134.42%      16.75%




Value  Line  Index




                                     Total Return
Through         Growth of $10,000                   Average
4/30/01         Investment           Cumulative     Annual
One Year                  $ 9,397         -6.03%       -6.03%
Five Year                 $11,088         10.88%        2.09%
Inception 1               $12,368         23.68%        3.94%



The value of a $10,000 investment in the Exeter Fund, Inc. - Maximum Horizon Series from its inception (11/1/95) to present (4/30/01) as compared to the Standard & Poor's (S&P) 500 Total Return Index and the Value Line Index.2

[graphic]
[line  chart]

Data  for  line  chart  to  follow:




            Exeter Fund, Inc.         Standard & Poor's 500
Date        Maximum Horizon Series    Total Return Index      Value Line Index
11/01/1995  $                10,000  $               10,000  $          10,000
10/31/1996                   11,521                  12,408             11,198
10/31/1997                   14,604                  16,392             13,998
10/31/1998                   13,730                  19,996             12,805
10/31/1999                   17,345                  25,127             13,001
10/31/2000                   22,263                  26,656             12,866
04/30/2001                   23,093                  23,442             12,368



1 The Series and Index performance are calculated from November 1, 1995, the Series' inception date. The Series' performance is historical and may not be indicative of future results.

2 The Standard & Poor's (S&P) 500 Total Return Index is an unmanaged capitalization-weighted measure of approximately 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and the Over-the-Counter market. The Index returns assume reinvestment of income and, unlike Fund returns, do not reflect any fees or expenses. The Value Line Index is an unmanaged index that consists of approximately 1,700 securities that are traded on the New York Stock Exchange, the NASDAQ Stock Market, and the American Stock Exchange. The Index returns are based on a geometric average of relative price changes of the component stocks and do not include income, and unlike Series returns, do not reflect any fees or expenses.

Investment  Portfolio  -  April  30,  2001  (unaudited)






MAXIMUM HORIZON SERIES                      SHARES    VALUE (NOTE 2)
-----------------------------------------  ---------  ---------------
COMMON STOCK - 83.44%
AGRICULTURAL PRODUCTION - 1.43%
Sylvan, Inc.* . . . . . . . . . . . . . .      3,250  $        38,350
Syngenta AG - ADR* (Switzerland) (Note 7)     44,000          445,280
                                                      ---------------
                                                              483,630
                                                      ---------------

APPAREL - 2.29%
Adidas-Salomon AG (Germany) (Note 7). . .     12,825          773,159
                                                      ---------------

BUSINESS SERVICES - 0.04%
National Data Corp. . . . . . . . . . . .        475           13,609
                                                      ---------------

CHEMICAL & ALLIED PRODUCTS - 14.91%
PHARMACEUTICAL PREPARATIONS - 6.50%
Akzo Nobel N.V. (Netherlands) (Note 7). .        225            9,365
Altana AG (Germany) (Note 7). . . . . . .         75            9,043
American Home Products Corp.. . . . . . .      5,150          297,412
BioCryst Pharmaceuticals, Inc.* . . . . .      1,525            7,671
BioSource International, Inc.*. . . . . .      1,475           11,298
ICN Pharmaceuticals, Inc. . . . . . . . .      2,375           60,847
Merck KGaA (Germany) (Note 7) . . . . . .        450           15,958
Novartis AG - ADR (Switzerland) (Note 7).        525           20,554
Pfizer, Inc.. . . . . . . . . . . . . . .      5,050          218,665
Pharmacia Corp. . . . . . . . . . . . . .     11,325          591,845
SANKYO COMPANY, LTD. (Japan) (Note 7) . .      1,000           20,885
Schering-Plough Corp. . . . . . . . . . .     24,175          931,705
                                                      ---------------
                                                            2,195,248
                                                      ---------------

PLASTIC MATERIALS - 2.36%
Eastman Chemical Co.. . . . . . . . . . .     14,350          763,994
PolyOne Corp. . . . . . . . . . . . . . .      3,575           30,209
                                                      ---------------
                                                              794,203
                                                      ---------------

MISCELLANEOUS - 6.05%
Agrium, Inc. (Canada) (Note 7). . . . . .      1,000           11,480
Cypress Bioscience, Inc.* . . . . . . . .      2,162            4,108
Gillette Co.. . . . . . . . . . . . . . .     18,000          510,480
Procter & Gamble Co.. . . . . . . . . . .      9,450          567,473
Sherwin-Williams Co.. . . . . . . . . . .     23,575          494,604
The Scotts Co.* . . . . . . . . . . . . .        950           39,710
Sigma-Aldrich Corp. . . . . . . . . . . .      8,025          369,471
Techne Corp.* . . . . . . . . . . . . . .      1,375           44,138
                                                      ---------------
                                                            2,041,464
                                                      ---------------
                                                            5,030,915
                                                      ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






MAXIMUM HORIZON SERIES                               SHARES    VALUE (NOTE 2)
--------------------------------------------------  ---------  ---------------
COMMERCIAL, PHYSICAL & BIOLOGICAL RESEARCH - 0.16%
Monsanto Co. . . . . . . . . . . . . . . . . . . .      1,725  $        53,389
                                                               ---------------

COMPUTER INTEGRATED SYSTEMS DESIGN - 0.23%
Eclipsys Corp.*. . . . . . . . . . . . . . . . . .        700           14,133
IDX Systems Corp.* . . . . . . . . . . . . . . . .        700           14,532
Sabre Holdings Corp.*. . . . . . . . . . . . . . .        775           38,642
Unisys Corp.*. . . . . . . . . . . . . . . . . . .        875           10,535
                                                               ---------------
                                                                        77,842
                                                               ---------------

ELECTRIC, GAS & SANITARY SERVICES - 5.07%
Allegheny Energy, Inc. . . . . . . . . . . . . . .      7,600          388,816
Ameren Corp. . . . . . . . . . . . . . . . . . . .      7,275          305,332
Cinergy Corp.. . . . . . . . . . . . . . . . . . .      9,775          338,997
Waste Management, Inc. . . . . . . . . . . . . . .     27,750          677,378
                                                               ---------------
                                                                     1,710,523
                                                               ---------------

ELECTRONICS & ELECTRICAL EQUIPMENT - 3.57%
ADC Telecommunications, Inc.*. . . . . . . . . . .        775            5,820
Altera Corp.*. . . . . . . . . . . . . . . . . . .        425           10,748
American Superconductor Corp.* . . . . . . . . . .      1,375           21,450
Analog Devices, Inc.*. . . . . . . . . . . . . . .        375           17,741
The Carbide/Graphite Group, Inc.*. . . . . . . . .      3,375            5,569
Intel Corp.. . . . . . . . . . . . . . . . . . . .        750           23,182
Maxim Integrated Products, Inc.* . . . . . . . . .        350           17,885
Micron Technology, Inc.* . . . . . . . . . . . . .        200            9,076
Motorola, Inc. . . . . . . . . . . . . . . . . . .        750           11,662
Nokia Oyj - ADR (Finland) (Note 7) . . . . . . . .        250            8,547
Nortel Networks Corp. (Canada) (Note 7). . . . . .        275            4,208
Texas Instruments, Inc.. . . . . . . . . . . . . .     27,075        1,047,803
Veramark Technologies, Inc.* . . . . . . . . . . .      5,125            7,431
Xilinx, Inc.*. . . . . . . . . . . . . . . . . . .        275           13,054
                                                               ---------------
                                                                     1,204,176
                                                               ---------------

FABRICATED METAL PRODUCTS - 1.14%
Lockheed Martin Corp.. . . . . . . . . . . . . . .      9,925          348,963
Norddeutsche Affinerie AG (Germany) (Note 7) . . .      3,025           37,277
                                                               ---------------
                                                                       386,240
                                                               ---------------

FOOD & KINDRED PRODUCTS - 5.59%
Constellation Brands, Inc.*. . . . . . . . . . . .        550           35,887
Diageo plc - ADR (United Kingdom) (Note 7) . . . .     13,300          557,270
Earthgrains Co.. . . . . . . . . . . . . . . . . .      1,650           37,125
Flowers Foods, Inc.* . . . . . . . . . . . . . . .        375           10,219
H.J. Heinz Co. . . . . . . . . . . . . . . . . . .     13,025          509,929



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






MAXIMUM HORIZON SERIES                                      SHARES    VALUE (NOTE 2)
---------------------------------------------------------  ---------  ---------------
FOOD & KINDRED PRODUCTS (continued)
Unilever plc - ADR (United Kingdom) (Note 7). . . . . . .     24,283  $       737,475
                                                                      ---------------
                                                                            1,887,905
                                                                      ---------------

FRESH FRUIT & VEGETABLES - 0.09%
Fresh Del Monte Produce, Inc.*. . . . . . . . . . . . . .      4,475           30,430
                                                                      ---------------

FURNITURE & FIXTURES - 0.07%
Hillenbrand Industries, Inc.. . . . . . . . . . . . . . .        475           23,987
                                                                      ---------------

GLASS PRODUCTS - 0.36%
Corning, Inc. . . . . . . . . . . . . . . . . . . . . . .      1,075           23,618
Libbey, Inc.. . . . . . . . . . . . . . . . . . . . . . .      1,675           56,263
Waterford Wedgwood plc (Ireland) (Note 7) . . . . . . . .     38,150           40,393
                                                                      ---------------
                                                                              120,274
                                                                      ---------------

HEALTH SERVICES - 0.33%
Manor Care, Inc.* . . . . . . . . . . . . . . . . . . . .      2,900           67,280
Sunrise Assisted Living, Inc.*. . . . . . . . . . . . . .      1,975           44,457
                                                                      ---------------
                                                                              111,737
                                                                      ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
EQUIPMENT - 4.86%
Bell & Howell Co.*. . . . . . . . . . . . . . . . . . . .      1,600           41,600
Brocade Communications Systems, Inc.* . . . . . . . . . .        150            5,698
Cisco Systems, Inc.*. . . . . . . . . . . . . . . . . . .        975           16,555
Compaq Computer Corp. . . . . . . . . . . . . . . . . . .     29,725          520,187
Cooper Cameron Corp.* . . . . . . . . . . . . . . . . . .      2,700          170,262
Dell Computer Corp.*. . . . . . . . . . . . . . . . . . .        875           23,004
Diebold, Inc. . . . . . . . . . . . . . . . . . . . . . .      6,750          219,982
EMC Corp.*. . . . . . . . . . . . . . . . . . . . . . . .        400           15,840
Hewlett-Packard Co. . . . . . . . . . . . . . . . . . . .        400           11,372
Lexmark International, Inc.*. . . . . . . . . . . . . . .      9,250          568,227
PSC, Inc.*. . . . . . . . . . . . . . . . . . . . . . . .      3,200            3,520
Pall Corp.. . . . . . . . . . . . . . . . . . . . . . . .      1,400           32,858
Sun Microsystems, Inc.* . . . . . . . . . . . . . . . . .        550            9,416
                                                                      ---------------
                                                                            1,638,521
                                                                      ---------------

MOTION PICTURE PRODUCTIONS - 0.20%
Alliance Atlantis Communications, Inc.* (Canada) (Note 7)      5,400           68,147
                                                                      ---------------

NATIONAL & STATE COMMERCIAL BANKS - 3.60%
Bank of New York Company, Inc.. . . . . . . . . . . . . .      5,775          289,905
J.P. Morgan Chase & Co. . . . . . . . . . . . . . . . . .      6,625          317,867
Mellon Financial Corp.. . . . . . . . . . . . . . . . . .      7,300          298,789
State Street Corp.. . . . . . . . . . . . . . . . . . . .      2,975          308,746
                                                                      ---------------
                                                                            1,215,307
                                                                      ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






MAXIMUM HORIZON SERIES                                        SHARES    VALUE (NOTE 2)
-----------------------------------------------------------  ---------  ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.69%
American Express Co.. . . . . . . . . . . . . . . . . . . .      6,975  $       296,019
MBNA Corp.. . . . . . . . . . . . . . . . . . . . . . . . .      7,675          273,614
                                                                        ---------------
                                                                                569,633
                                                                        ---------------

OIL & GAS EXTRACTION & RELATED SERVICES - 6.37%
Gulf Canada Resources Ltd.* (Canada) (Note 7) . . . . . . .    152,450          868,965
Petroleo Brasileiro S.A. (Petrobras) -ADR (Brazil) (Note 7)     27,475          667,643
Schlumberger  Ltd.. . . . . . . . . . . . . . . . . . . . .      3,775          250,283
Stolt Offshore S.A. - ADR* (United Kingdom) (Note 7). . . .      3,000           42,210
Transocean Sedco Forex, Inc.. . . . . . . . . . . . . . . .      3,100          168,268
Varco International, Inc.*. . . . . . . . . . . . . . . . .      6,575          153,724
                                                                        ---------------
                                                                              2,151,093
                                                                        ---------------

PAPER & ALLIED PRODUCTS - 2.86%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7) . . . . . . .     28,500          404,700
Kimberly-Clark Corp.. . . . . . . . . . . . . . . . . . . .      9,425          559,845
                                                                        ---------------
                                                                                964,545
                                                                        ---------------

PRIMARY METAL INDUSTRIES - 2.78%
Intermet Corp.. . . . . . . . . . . . . . . . . . . . . . .      2,950           14,897
Phelps Dodge Corp.. . . . . . . . . . . . . . . . . . . . .      8,200          366,868
Texas Industries, Inc.. . . . . . . . . . . . . . . . . . .     18,075          554,903
                                                                        ---------------
                                                                                936,668
                                                                        ---------------

RETAIL SPECIALTY STORES - 2.42%
Amazon.com, Inc.* . . . . . . . . . . . . . . . . . . . . .      1,550           24,459
Circuit City Stores - Circuit City Group. . . . . . . . . .     11,750          176,837
The Gap, Inc. . . . . . . . . . . . . . . . . . . . . . . .      5,900          163,489
Great Atlantic & Pacific Tea Company, Inc.. . . . . . . . .      1,525           18,910
Hancock Fabrics, Inc. . . . . . . . . . . . . . . . . . . .      7,900           65,254
Home Depot, Inc.. . . . . . . . . . . . . . . . . . . . . .      3,325          156,607
Omnicare, Inc.. . . . . . . . . . . . . . . . . . . . . . .      2,250           49,950
Staples, Inc.*. . . . . . . . . . . . . . . . . . . . . . .      8,725          141,956
Syms Corp.* . . . . . . . . . . . . . . . . . . . . . . . .      2,700           18,468
                                                                        ---------------
                                                                                815,930
                                                                        ---------------

RUBBER & MISCELLANEOUS PLASTIC PRODUCTS - 0.29%
Applied Extrusion Technologies, Inc.* . . . . . . . . . . .      5,175           28,928
NIKE, Inc. - Class B. . . . . . . . . . . . . . . . . . . .      1,625           67,941
                                                                        ---------------
                                                                                 96,869
                                                                        ---------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






MAXIMUM HORIZON SERIES                                      SHARES    VALUE (NOTE 2)
---------------------------------------------------------  ---------  ---------------
SECURITY & COMMODITY BROKERS & DEALERS - 2.23%
Charles Schwab Corp.. . . . . . . . . . . . . . . . . . .     16,300  $       322,740
Merrill Lynch & Co., Inc. . . . . . . . . . . . . . . . .      4,550          280,735
Stilwell Financial, Inc.. . . . . . . . . . . . . . . . .      5,100          150,297
                                                                      ---------------
                                                                              753,772
                                                                      ---------------

SOFTWARE - 2.84%
Check Point Software Technologies Ltd.* (Israel) (Note 7)        262           16,435
Computer Associates International, Inc. . . . . . . . . .        775           24,947
Electronic Data Systems Corp. . . . . . . . . . . . . . .        850           54,825
J.D. Edwards & Co.* . . . . . . . . . . . . . . . . . . .      1,150            9,085
MedicaLogic/Medscape, Inc.* . . . . . . . . . . . . . . .      3,600            4,464
Microsoft Corp.*. . . . . . . . . . . . . . . . . . . . .        700           47,425
Oracle Corp.* . . . . . . . . . . . . . . . . . . . . . .      1,150           18,584
Parametric Technology Corp.*. . . . . . . . . . . . . . .     65,825          750,405
Siebel Systems, Inc.* . . . . . . . . . . . . . . . . . .        275           12,535
VERITAS Software Corp.* . . . . . . . . . . . . . . . . .        325           19,373
                                                                      ---------------
                                                                              958,078
                                                                      ---------------

TECHNICAL INSTRUMENTS & SUPPLIES - 4.94%
Aclara Biosciences, Inc.* . . . . . . . . . . . . . . . .      3,425           17,810
Apogent Technologies, Inc.* . . . . . . . . . . . . . . .      2,525           58,075
Applera Corp. - Applied Biosystems Group. . . . . . . . .      2,775           88,966
Aradigm Corp.*. . . . . . . . . . . . . . . . . . . . . .        550            4,152
Boston Scientific Corp.*. . . . . . . . . . . . . . . . .      1,525           24,217
Bruker Daltonics, Inc.* . . . . . . . . . . . . . . . . .      1,875           29,156
Eastman Kodak Co. . . . . . . . . . . . . . . . . . . . .     21,140          919,590
Edwards Lifesciences Corp.* . . . . . . . . . . . . . . .      3,800           82,270
Millipore Corp. . . . . . . . . . . . . . . . . . . . . .        700           40,145
Raytheon Co. - Class A. . . . . . . . . . . . . . . . . .     11,150          328,368
Sola International, Inc.* . . . . . . . . . . . . . . . .      5,125           51,199
Sybron Dental Specialties, Inc.*. . . . . . . . . . . . .        841           16,820
Waters Corp.* . . . . . . . . . . . . . . . . . . . . . .        150            7,830
                                                                      ---------------
                                                                            1,668,598
                                                                      ---------------

TELECOMMUNICATION SERVICES - 6.16%
AT&T Corp.. . . . . . . . . . . . . . . . . . . . . . . .        850           18,938
BellSouth Corp. . . . . . . . . . . . . . . . . . . . . .     13,925          584,293
Rogers Communications, Inc. - Class B* (Canada) (Note 7).      1,025           13,366
SBC Communications, Inc.. . . . . . . . . . . . . . . . .      5,000          206,250
Sinclair Broadcast Group, Inc.* . . . . . . . . . . . . .      4,450           36,357
Sprint Corp.. . . . . . . . . . . . . . . . . . . . . . .     10,600          226,628



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)






MAXIMUM HORIZON SERIES                           PRINCIPAL AMOUNT/SHARES   VALUE (NOTE 2)
-----------------------------------------------  ------------------------  ---------------
TELECOMMUNICATION SERVICES (continued)
Telecomunicacoes Brasileiras S.A. (Telebras) -
ADR (Brazil) (Note 7) . . . . . . . . . . . . .                     7,255  $       371,746
Verizon Communications, Inc.. . . . . . . . . .                    10,925          601,640
WorldCom, Inc.* . . . . . . . . . . . . . . . .                     1,075           19,619
                                                                           ---------------
                                                                                 2,078,837
                                                                           ---------------

TESTING LABORATORIES - 0.10%
Paradigm Geophysical Ltd.* (Israel) (Note 7). .                     6,175           35,630
                                                                           ---------------

TEXTILE MILL PRODUCTS - 0.19%
Albany International Corp. - Class A* . . . . .                     3,235           64,118
                                                                           ---------------

TRANSPORTATION - 6.63%
EQUIPMENT - 1.51%
B.F. Goodrich Co. . . . . . . . . . . . . . . .                     3,100          122,140
Northrop Grumman Corp.. . . . . . . . . . . . .                     3,925          354,231
Wabtec Corp.. . . . . . . . . . . . . . . . . .                     2,450           32,732
                                                                           ---------------
                                                                                   509,103
                                                                           ---------------

RAILROAD - 4.83%
Burlington Northern Santa Fe Corp.. . . . . . .                    17,975          528,465
Canadian National Railway Co. (Canada) (Note 7)                    26,675        1,056,063
Kansas City Southern Industries, Inc. . . . . .                     3,425           43,874
                                                                           ---------------
                                                                                 1,628,402
                                                                           ---------------

WATER - 0.29%
Trico Marine Services, Inc.*. . . . . . . . . .                     6,750           97,740
                                                                           ---------------
                                                                                 2,235,245
                                                                           ---------------

TOTAL COMMON STOCK
(Identified Cost $26,964,735) . . . . . . . . .                                 28,158,807
                                                                           ---------------

U.S. TREASURY SECURITIES - 11.57%
U.S. Treasury Bond, 5.50%, 08/15/2028
(Identified Cost $3,950,924). . . . . . . . . .  $              4,135,000        3,904,966
                                                                           ---------------

SHORT-TERM INVESTMENTS - 3.93%
Dreyfus Treasury Cash Management Fund
(Identified Cost $1,325,751). . . . . . . . . .                 1,325,751        1,325,751
                                                                           ---------------

TOTAL INVESTMENTS - 98.94%
(Identified Cost $32,241,410) . . . . . . . . .                                 33,389,524

OTHER ASSETS, LESS LIABILITIES - 1.06%. . . . .                                    358,338
                                                                           ---------------

NET ASSETS - 100% . . . . . . . . . . . . . . .                            $    33,747,862
                                                                           ===============



*Non-income  producing  security
ADR  =  American  Depository  Receipt

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Investment  Portfolio  -  April  30,  2001  (unaudited)


MAXIMUM  HORIZON  SERIES
------------------------
FEDERAL  TAX  INFORMATION:

At April 30, 2001, the net unrealized appreciation based on identified cost for federal income tax purposes of $32,241,410 was as follows:




Unrealized appreciation         $3,396,663
Unrealized depreciation        (2,248,549)
                               ------------
UNREALIZED APPRECIATION - NET   $1,148,114
                               ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Assets  and  Liabilities  -  Maximum  Horizon  Series (unaudited)







APRIL 30, 2001


ASSETS:
Investments, at value (identified cost $32,241,410)(Note 2).  $33,389,524
Receivable for securities sold . . . . . . . . . . . . . . .      275,342
Dividends receivable . . . . . . . . . . . . . . . . . . . .       72,277
Interest receivable. . . . . . . . . . . . . . . . . . . . .       47,118
Receivable for fund shares sold. . . . . . . . . . . . . . .       39,173
Foreign tax reclaim receivable . . . . . . . . . . . . . . .        2,559
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . .        1,254
Unrealized appreciation on foreign currency contracts. . . .           36
                                                              -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . .   33,827,283
                                                              -----------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . .       58,731
Accrued directors' fees (Note 3) . . . . . . . . . . . . . .        2,612
Accrued fund accounting fees (Note 3). . . . . . . . . . . .        3,369
Transfer agent fees payable (Note 3) . . . . . . . . . . . .        4,056
Payable for securities purchased . . . . . . . . . . . . . .        9,496
Payable for fund shares repurchased. . . . . . . . . . . . .          967
Due to custodian . . . . . . . . . . . . . . . . . . . . . .          190
                                                              -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . .       79,421
                                                              -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $33,747,862
                                                              ===========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . .  $    23,728
Additional paid-in-capital . . . . . . . . . . . . . . . . .   31,517,684
Undistributed net investment income. . . . . . . . . . . . .      195,443
Accumulated net realized gain on investments and other
assets and liabilities . . . . . . . . . . . . . . . . . . .      862,942
Net unrealized appreciation on investments and other assets
and liabilities. . . . . . . . . . . . . . . . . . . . . . .    1,148,065
                                                              -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  $33,747,862
                                                              ===========

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE - CLASS A
($33,747,862/2,372,825 shares) . . . . . . . . . . . . . . .  $     14.22
                                                              ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statement  of  Operations  -  Maximum  Horizon  Series  (unaudited)







For the Six Months Ended April 30, 2001


INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $3,849). . . . . . . . . .  $  295,675
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     115,273
                                                                    -----------

Total Investment Income. . . . . . . . . . . . . . . . . . . . . .     410,948
                                                                    -----------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . . . . . . .     154,443
Fund accounting fees (Note 3). . . . . . . . . . . . . . . . . . .      26,966
Directors' fees (Note 3) . . . . . . . . . . . . . . . . . . . . .       3,373
Transfer agent fees (Note 3) . . . . . . . . . . . . . . . . . . .       6,963
Custodian fee. . . . . . . . . . . . . . . . . . . . . . . . . . .       7,710
Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . .      18,713
                                                                    -----------

Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . .     218,168

Less Reduction of Expenses (Note 3). . . . . . . . . . . . . . . .     (32,866)
                                                                    -----------

Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . .     185,302
                                                                    -----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . . .     225,646
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS:

Net realized gain on investments and other assets and liabilities.     869,403
Net change in unrealized appreciation on investments and other
assets and liabilities . . . . . . . . . . . . . . . . . . . . . .     101,196
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS . . . . . . . . . . . . . . . . . . . . . . . . . .     970,599
                                                                    -----------
NET INCREASE  IN NET ASSETS RESULTING
FROM OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . .  $1,196,245
                                                                    ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Statements  of  Changes  -  Maximum  Horizon  Series






                                                FOR THE
                                               SIX MONTHS     FOR THE
                                                 ENDED          YEAR
                                                04/30/01       ENDED
                                              (UNAUDITED)    10/31/00
                                              -----------   -----------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . .  $   225,646   $   325,873
Net realized gain on investments . . . . . .      869,403     5,058,422
Net change in unrealized appreciation on
investments. . . . . . . . . . . . . . . . .      101,196       814,680
                                              ------------  ------------

Net increase from operations . . . . . . . .    1,196,245     6,198,975
                                              ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):

From net investment income . . . . . . . . .     (964,390)     (328,455)
From net realized gain on investments. . . .   (4,153,184)   (2,101,339)
                                              ------------  ------------

Total distributions to shareholders. . . . .   (5,117,574)   (2,429,794)
                                              ------------  ------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share
transactions (Note 5). . . . . . . . . . . .    7,662,208     4,723,095
                                              ------------  ------------

Net increase in net assets . . . . . . . . .    3,740,879     8,492,276

NET ASSETS:

Beginning of period. . . . . . . . . . . . .   30,006,983    21,514,707
                                              ------------  ------------

END OF PERIOD (including undistributed net
investment income of $195,443 and $934,187,
respectively). . . . . . . . . . . . . . . .  $33,747,862   $30,006,983
                                              ============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

Financial  Highlights  -  Maximum  Horizon  Series






                                            FOR THE
                                           SIX MONTHS
                                             ENDED
                                            4/30/01                              FOR THE YEARS ENDED
                                          (UNAUDITED)         10/31/00          10/31/99    10/31/98    10/31/97    10/31/96
                                          ------------  ---------------------  ----------  ----------  ---------   ---------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. .  $     16.45   $              14.33   $   12.10   $   14.24   $   11.38   $10.00
                                          ------------  ---------------------  ----------  ----------  ----------  -------

Income from investment operations:
Net investment income* . . . . . . . . .         0.09                   0.21        0.18        0.13        0.10     0.15
Net realized and unrealized gain (loss)
on investments . . . . . . . . . . . . .         0.44                   3.57        3.06       (0.93)       2.92     1.36
                                          ------------  ---------------------  ----------  ----------  ----------  -------

Total from investment operations . . . .         0.53                   3.78        3.24       (0.80)       3.02     1.51
                                          ------------  ---------------------  ----------  ----------  ----------  -------

Less distributions to shareholders:
From net investment income . . . . . . .        (0.52)                 (0.22)      (0.22)      (0.12)      (0.08)   (0.13)
From net realized gain on investments. .        (2.24)                 (1.44)      (0.79)      (1.22)      (0.08)      --
                                          ------------  ---------------------  ----------  ----------  ----------  -------

Total distributions to shareholders. . .        (2.76)                 (1.66)      (1.01)      (1.34)      (0.16)   (0.13)
                                          ------------  ---------------------  ----------  ----------  ----------  -------

NET ASSET VALUE - END OF PERIOD. . . . .  $     14.22   $              16.45   $   14.33   $   12.10   $   14.24   $11.38
                                          ============  =====================  ==========  ==========  ==========  =======

Total return1. . . . . . . . . . . . . .         3.73%                 28.35%      26.34%     (5.99%)      26.77%   15.21%

Ratios (to average net assets) /
Supplemental Data:
Expenses*. . . . . . . . . . . . . . . .       1.20%2                   1.20%       1.20%       1.20%       1.20%    1.20%
Net investment income* . . . . . . . . .       1.46%2                   1.26%       0.93%       1.25%       0.94%    1.71%

Portfolio turnover . . . . . . . . . . .           39%                    84%         96%         60%        115%      95%

NET ASSETS - END OF PERIOD
(000's omitted). . . . . . . . . . . . .  $    33,748   $             30,007   $  21,515   $  18,705   $   9,852   $1,574
                                          ============  =====================  ==========  ==========  ==========  =======



* The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, and had 1996 expenses been limited to that allowed by state securities law, the net investment income per share and the ratios would have been as follows:




Net investment income . . . . .  $  0.08  $0.19   $0.17   $0.12   $0.06   $0.04

Ratios (to average net assets):
Expenses. . . . . . . . . . . .   1.41%2   1.34%   1.28%   1.32%   1.55%   2.50%
Net investment income . . . . .   1.25%2   1.12%   0.85%   1.13%   0.59%   0.41%




1 Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions.
2  Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)



1.     ORGANIZATION
Defensive Series, Blended Asset Series I, Blended Asset Series II, and Maximum Horizon Series (each the "Series") are no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

These series are asset allocation funds. Each invests in a combination of stocks, bonds, and cash and is managed according to specific goals. The goals are as follows: Defensive Series - primary goal is preservation of capital; secondary goal is long-term growth of capital. Blended Asset I - equal emphasis on long-term growth of capital and preservation of capital. Blended Asset II - primary goal is long-term growth of capital; secondary goal is preservation of capital. Maximum Horizon Series - long-term growth of capital.

Each Series is authorized to issue five classes of shares (Class A, B, C, D, and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of April 30, 2001, 892.5 million shares have been designated in total among 17 series, of which 37.5 million each have been designated as Defensive Series Class A, Blended Asset Series I Class A, and Blended Asset Series II Class A Common Stock, and 75 million have been designated as Maximum Horizon Series Class A Common Stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES
SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities, options and corporate bonds, listed on an exchange are valued at the latest quoted sales price of the exchange on which the security is traded most extensively. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price.

Debt securities, including government bonds and mortgage backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be

Notes  to  Financial  Statements  (unaudited)



2.     SIGNIFICANT  ACCOUNTING  POLICIES  (continued)

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES (continued) directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Interest income, including amortization of premium and accretion of discount securities, is earned from settlement date and accrued daily. Discounts on original issue discount bonds are accreted according to yield-to-maturity basis.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  INCOME  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders of net investment income are made semi-annually.
Distributions of net realized gains are distributed annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

The timing and characterization of certain income and capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in timing of the recognition of gains or losses, including foreign currency gains and losses. As a result, net investment income (loss) and net investment gain (loss) on investment transactions for a reporting period may differ from distributions to shareholders during such period. As a result, the Series may periodically make reclassifications among its capital accounts without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Series and the amounts actually received. The effects of the changes in foreign currency exchange rates on securities are not stated separately in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Notes  to  Financial  Statements  (unaudited)



2.     SIGNIFICANT  ACCOUNTING  POLICIES  (continued)

FORWARD  FOREIGN  CURRENCY  EXCHANGE  CONTRACTS
The Series may purchase or sell forward foreign currency contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counter parties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) from foreign currency and forward foreign currency exchange contracts.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations for forward foreign currency exchange contracts outstanding as of April 30, 2001 is as follows:





                  Unrealized
                  Settlement   Contracts         In        Contracts   Appreciation/
Fund                 Date      to Deliver   Exchange For    At Value    Depreciation
----------------  ----------  ------------  -------------  ----------  --------------
Blended Asset II    06/26/01  Japanese Yen  $      41,802  $   41,731  $           71
Maximum Horizon.    06/26/01  Japanese Yen  $      20,901  $   20,865  $           36



On April 30, 2001, each Series had sufficient cash and/or securities to cover any commitments under these contracts.

OTHER
The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES
The Fund has an investment advisory agreement with Manning & Napier Advisors, Inc., dba Exeter Asset Management (the "Advisor"), for which each Series pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.80% for Defensive Series and 1.0% for Blended Asset Series I, Blended Asset Series II and Maximum Horizon Series, of the Series' average daily net assets.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services.

Notes  to  Financial  Statements  (unaudited)



3.     TRANSACTIONS  WITH  AFFILIATES  (continued)

The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the series of the Fund. In addition, these Directors also receive a per meeting fee for each series of the Fund

The Advisor has contractually agreed to waive its fee and, if necessary, pay other expenses of the Series in order to maintain total expenses for the Series at no more than 1.00% for Defensive Series and 1.20% for Blended Asset Series I and Maximum Horizon, of average daily net assets each year. Accordingly, the Advisor did not impose any of its fee and assumed expenses amounting to $22,680 for Defensive Series and waived fees of $45,388 for Blended Asset Series I and $32,866 for Maximum Horizon Series, for the six months ended April 30, 2001, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Fund.

The Advisor acts as the Fund's accounting services agent. For these services, the Fund will pay the Advisor a fee of 0.04% of each Series' daily net assets calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series plus out-of-pocket expenses. In addition, the Fund will pay the Advisor an additional annual fee of $10,000 for each additional class of a Series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS will serve as sub-accounting services agent.

The Advisor also acts as the transfer, dividend paying and shareholder servicing agent for the Fund. For these services, the Series pays an annual fee of $25,000 per Class plus an additional $37.50 per account, effective March 2001. Prior to that, the Series paid a fee, calculated as a percentage of the average daily net assets at an annual rate of 0.024%. The Advisor has entered into an agreement with BISYS Fund Services, Inc. under which BISYS will service as sub-transfer agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES
For the six months ended April 30, 2001, purchases and sales of securities, other than short-term securities, were as follows:




                          PURCHASES                  SALES
                         -----------              -----------
                     Other        Other
Fund                Issuers    Government     Issuers    Government
----------------  -----------  -----------  -----------  -----------
Defensive         $   305,066  $   911,071  $   251,003  $    61,325
Blended Asset I     3,018,690    4,241,699    3,700,143      202,219
Blended Asset II   18,754,985    8,721,931   16,116,109   10,201,406
Maximum Horizon     9,776,071    4,363,894    7,819,041    3,940,656

Notes  to  Financial  Statements  (unaudited)



5.     CAPITAL  STOCK  TRANSACTIONS
     Transactions  in  shares  of  Class  A  Common  Stock  were:




                              FOR THE SIX MONTHS                FOR THE YEAR
                                ENDED 04/30/01                 ENDED 10/31/00
                             -------------------              ----------------
                   Shares               Amount            Shares       Amount
                   -------------------  ----------------  -----------  --------------
Defensive:
Sold                          138,813   $     1,540,725      117,707   $   1,249,049
Reinvested                     26,065           281,243       22,945         237,352
Repurchased                   (55,438)         (614,661)    (162,468)     (1,739,927)
                   -------------------  ----------------  -----------  --------------
Net change                    109,440   $     1,207,307      (21,816)      ($253,526)
                   ===================  ================  ===========  ==============

Blended Asset I:
Sold                          489,042   $     5,538,331      389,011   $   4,423,210
Reinvested                    190,303         2,097,144      124,849       1,360,267
Repurchased                  (241,591)       (2,748,697)  (1,427,600)    (16,389,928)
                   -------------------  ----------------  -----------  --------------
Net change                    437,754   $     4,886,778     (913,740)   ($10,606,451)
                   ===================  ================  ===========  ==============

Blended Asset II:
Sold                          837,557   $    11,338,597    3,248,049   $  43,840,287
Reinvested                    489,780         6,440,607      387,122       4,769,878
Repurchased                  (690,323)       (9,386,174)  (2,361,924)    (31,046,546)
                   -------------------  ----------------  -----------  --------------
Net change                    637,014   $     8,393,030    1,273,247   $  17,563,619
                   ===================  ================  ===========  ==============

Maximum Horizon:
Sold                          459,798   $     6,659,491      864,363   $  13,018,275
Reinvested                    370,839         5,117,574      172,570       2,424,742
Repurchased                  (281,834)       (4,114,857)    (714,635)    (10,719,922)
                   -------------------  ----------------  -----------  --------------
Net change                    548,803   $     7,662,208      322,298   $   4,723,095
                   ===================  ================  ===========  ==============



The Advisor owned 20,300 shares of Maximum Horizon Series and 23,240 shares of Defensive Series on April 30, 2001 and 16,917 shares of Maximum Horizon Series and 21,921 shares of Defensive Series on October 31, 2000.

6.     FINANCIAL  INSTRUMENTS
The Series may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on April 30, 2001.

7.     FOREIGN  SECURITIES
Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments may be less liquid and their prices more volatile than those of securities of comparable domestic companies and the United States Government.

55

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